UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	5/31/2013

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
May 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--16.0%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.3%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-2, Cl. A3	0.65	12/8/17	375,000		374,750
AmeriCredit Automobile Receivables
Trust, Ser. 2011-3, Cl. A3	1.17	1/8/16	414,802		415,791
Nissan Auto Receivables Owner
Trust, Ser. 2010-A, Cl. A4	1.31	9/15/16	360,000		361,985
					1,152,526
Casinos--.2%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	204,000	a	197,141
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	174,000	a	166,464
Seminole Indian Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	265,000	a	268,975
Seminole Indian Tribe of Florida,
Scd. Notes	7.75	10/1/17	105,000	a	112,481
					745,061
Commercial Mortgage Pass-Through Ctfs.--.3%
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	155,000		160,481
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2	2.68	11/15/44	80,000		83,710
WF-RBS Commerical Mortgage Trust,
Ser. 2013-C13, Cl. A4	3.00	5/15/45	890,000		880,063
					1,124,254
Consumer Discretionary--.6%
Amazon.com,
Sr. Unscd. Notes	2.50	11/29/22	345,000		327,966
Comcast,
Gtd. Notes	3.13	7/15/22	615,000		627,235
Johnson Controls,
Sr. Unscd. Notes	3.75	12/1/21	440,000		457,902
News America,
Gtd. Notes	6.15	3/1/37	265,000		306,282
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	565,000		599,384
Time Warner,
Gtd. Notes	4.00	1/15/22	350,000		370,784
					2,689,553
Consumer Staples--.4%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	2.50	7/15/22	305,000		293,981
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	150,000		148,095
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	375,000		425,937
Pernod-Ricard,
Sr. Unscd. Notes	4.45	1/15/22	290,000	a	309,987
Walgreen,

Sr. Unscd. Notes	3.10	9/15/22	330,000		326,444
					1,504,444
Energy--.1%
BP Capital Markets,
Gtd. Notes	3.88	3/10/15	290,000		305,927
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	100,000		106,233
					412,160
Financial--2.5%
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	450,000		519,198
Bank of America,
Sub. Notes	5.49	3/15/19	970,000		1,084,597
BBVA US Senior,
Bank Gtd. Notes	3.25	5/16/14	370,000		374,037
Bear Stearns,
Sub. Notes	5.55	1/22/17	395,000		443,107
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	420,000		503,103
Boston Properties,
Sr. Unscd. Notes	4.13	5/15/21	360,000		386,590
Citigroup,
Sub. Notes	5.00	9/15/14	415,000		434,252
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	195,000		228,337
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	320,000		328,664
General Electric Capital,
Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	270,000	b	269,325
General Electric Capital,
Sub. Notes	5.30	2/11/21	295,000		333,350
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	445,000		486,823
HSBC Finance,
Sub. Notes	6.68	1/15/21	582,000		691,066
Jefferies Group,
Sr. Unscd. Notes	5.13	4/13/18	320,000		351,389
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	335,000		425,450
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	345,000		447,813
Morgan Stanley,
Sub. Notes	4.88	11/1/22	475,000		488,702
NYSE Euronext,
Sr. Unscd. Notes	2.00	10/5/17	385,000		389,786
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	395,000		428,116
Rabobank Nederland,
Bank Gtd. Notes	5.25	5/24/41	330,000		367,517
RBS Citizens Financial Group,
Sub. Notes	4.15	9/28/22	445,000	a	450,645
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	450,000		536,856
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	335,000		352,165
					10,320,888

Foreign/Governmental--.2%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	315,000		357,525
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	185,000		201,927
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	330,000		371,204
					930,656
Health Care--.2%
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	410,000		462,520
Thermo Fisher Scientific,
Sr. Unscd. Notes	3.60	8/15/21	290,000		295,252
					757,772
Industrial--.2%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	575,000		574,543
CRH America,
Gtd. Notes	5.30	10/15/13	405,000		411,815
Tyco International Finance,
Gtd. Notes	3.38	10/15/15	56,000		58,900
					1,045,258
Information Technology--.3%
Intel,
Sr. Unscd. Notes	2.70	12/15/22	575,000		554,532
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	520,000		619,965
					1,174,497
Materials--.1%
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	365,000	c	373,846
Municipal Bonds--1.2%
California,
GO (Build America Bonds)	7.30	10/1/39	575,000		802,746
Chicago,
GO	7.78	1/1/35	340,000		441,385
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	3.00	7/1/20	750,000		735,622
Illinois,
GO	4.42	1/1/15	440,000		460,878
Los Angeles Community College
District, GO (Build America
Bonds)	6.75	8/1/49	655,000		921,205
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	210,000		235,817
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.10	1/1/41	435,000		614,564
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	320,000		379,702
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	180,000		212,049
Puerto Rico Commonwealth

Government Development Bank,
Revenue Bonds	3.67	5/1/14	415,000		415,996
					5,219,964
Telecommunications--.5%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	450,000		503,063
Rogers Communications,
Gtd. Notes	6.38	3/1/14	380,000		395,927
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	495,000		529,749
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	550,000		639,555
					2,068,294
U.S. Government Agencies--.1%
Federal National Mortgage
Association, Notes	2.63	10/10/24	350,000	e	339,484
U.S. Government Agencies/Mortgage-Backed--4.8%
Federal Home Loan Mortgage Corp.:
2.50%			735,000	d,e	749,700
3.00%			660,000	d,e	685,343
3.00%, 11/1/42			741,554	e	743,684
3.50%, 2/1/43			1,060,306	e	1,096,487
4.00%, 4/1/24 - 1/1/41			803,246	e	846,374
4.50%, 5/1/39 - 11/1/41			2,906,139	e	3,160,650
5.00%, 7/1/40			820,908	e	885,416
5.50%, 12/1/37 - 12/1/38			905,162	e	978,522
Federal National Mortgage Association:
2.50%, 3/1/28			415,759	e	424,728
3.00%, 7/1/27 - 5/1/43			2,149,581	e	2,193,577
3.34%, 4/1/41			306,296	b,e	323,117
3.50%, 1/1/26 - 12/1/42			2,406,889	e	2,517,401
4.00%, 2/1/41 - 4/1/42			1,749,462	e	1,854,909
4.50%, 6/1/23 - 7/1/24			255,868	e	273,010
5.00%, 12/1/21 - 2/1/41			1,448,688	e	1,587,754
5.50%, 4/1/36 - 3/1/38			956,451	e	1,052,202
6.00%, 4/1/33 - 10/1/38			757,928	e	836,904
6.50%, 10/1/36			62,904	e	69,880
					20,279,658
U.S. Government Securities--3.9%
U.S. Treasury Inflation Protected:
Bonds, 2.38%, 1/15/27			750,243	c,f	959,315
Notes, 0.13%, 4/15/18			765,274	f	802,940
Notes, 0.13%, 1/15/23			640,347	c,f	652,353
Notes, 0.63%, 7/15/21			614,486	f	666,334
Notes, 1.38%, 7/15/18			593,676	c,f	666,864
Notes, 1.38%, 1/15/20			500,521	f	567,231
Notes, 2.38%, 1/15/17			750,243	c,f	844,786
U.S. Treasury Notes:
0.25%, 10/31/14			160,000	c	160,100
0.25%, 1/15/15			760,000	c	760,000
0.25%, 8/15/15			2,045,000		2,040,847
0.25%, 9/15/15			770,000	c	768,015
0.25%, 12/15/15			715,000	c	712,040
0.25%, 4/15/16			530,000	c	526,439
0.38%, 4/15/15			865,000		866,318
0.38%, 2/15/16			255,000		254,482

0.38%, 3/15/16			345,000	c	344,111
0.63%, 9/30/17			515,000	c	509,046
0.75%, 10/31/17			650,000		645,328
0.88%, 12/31/16			475,000		478,192
0.88%, 1/31/18			250,000		248,789
1.25%, 4/30/19			590,000		589,124
1.25%, 10/31/19			220,000	c	218,024
1.38%, 2/28/19			220,000	c	221,702
1.50%, 6/30/16			500,000	c	514,570
1.50%, 7/31/16			510,000	c	524,902
1.75%, 7/31/15			750,000	c	772,793
2.25%, 7/31/18			180,000	c	190,561
					16,505,206
Utilities--.1%
Boston Gas,
Sr. Unscd. Notes	4.49	2/15/42	250,000	a	256,857
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	280,000		289,904
					546,761
Total Bonds and Notes
(cost $64,277,615)					67,190,282

Common Stocks--18.9%			Shares		Value ($)
Consumer Discretionary--2.4%
Amazon.com			1,960	g	527,299
Best Buy			30,360		836,418
CBS, Cl. B			30,130		1,491,435
News Corp., Cl. A			54,260		1,742,289
NIKE, Cl. B			14,380		886,671
PVH			3,590		413,532
Target			11,960		831,220
Wal-Mart Stores			21,680		1,622,531
Walt Disney			26,330		1,660,896
					10,012,291
Consumer Staples--2.2%
Beam			19,390		1,257,248
ConAgra Foods			19,270		649,206
CVS Caremark			19,530		1,124,537
PepsiCo			35,550		2,871,373
Philip Morris International			31,140		2,830,937
Unilever, ADR			15,880		667,119
					9,400,420
Energy--1.7%
Anadarko Petroleum			11,220		981,413
EOG Resources			4,700		606,770
Exxon Mobil			20,540		1,858,254
National Oilwell Varco			11,390		800,717
Occidental Petroleum			11,480		1,056,964
Schlumberger			16,590		1,211,568
TransCanada			14,790		678,121
					7,193,807
Exchange-Traded Funds--.1%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust			2,230		364,494
Financial--3.4%
American Express			19,280		1,459,689

American International Group	22,930	g	1,019,468
American Tower	4,760	h	370,518
Ameriprise Financial	11,740		957,045
Bank of America	106,970		1,461,210
Capital One Financial	11,250		685,462
CBRE Group, Cl. A	17,560	g	407,041
Chubb	13,090		1,140,139
IntercontinentalExchange	5,000	g	856,050
JPMorgan Chase & Co.	34,312		1,873,092
Moody's	25,020		1,662,329
T. Rowe Price Group	7,620		578,053
Wells Fargo & Co.	47,990		1,945,994
			14,416,090
Health Care--2.8%
Cigna	11,410		774,739
Eli Lilly & Co.	29,310		1,558,120
Express Scripts Holding	15,100	g	938,012
HCA Holdings	16,280		635,897
Johnson & Johnson	27,860		2,345,255
McKesson	7,560		860,782
Merck & Co.	20,500		957,350
Pfizer	105,550		2,874,126
Sanofi, ADR	14,270		757,594
			11,701,875
Industrial--1.5%
ADT	13,251	g	537,858
Danaher	11,100		686,202
Eaton	11,163		737,428
FedEx	13,040		1,256,274
Fluor	11,350		717,434
General Electric	48,580		1,132,886
Robert Half International	10,840		376,798
Tyco International	21,042		711,430
			6,156,310
Information Technology--3.5%
Accenture, Cl. A	8,410		690,545
Alliance Data Systems	6,050	g	1,071,395
Amphenol, Cl. A	6,150		479,085
Apple	4,080		1,834,694
Cisco Systems	61,820		1,488,626
Cognizant Technology Solutions,
Cl. A	15,860	g	1,025,349
EMC	56,000		1,386,560
Facebook, Cl. A	16,910		411,759
Informatica	16,470	g	598,849
Intuit	12,890		753,292
Juniper Networks	23,780	g	421,619
Oracle	33,870		1,143,451
QUALCOMM	18,040		1,145,179
Teradata	9,855	g	549,416
Texas Instruments	16,910		606,900
Visa, Cl. A	5,400		961,956
			14,568,675
Materials--.4%
LyondellBasell Industries, Cl. A	10,430		695,160
Praxair	6,660		761,438

			1,456,598
Telecommunications--.3%
AT&T	36,767		1,286,477
Utilities--.6%
DTE Energy	11,890		791,993
NextEra Energy	22,630		1,711,281
			2,503,274
Total Common Stocks
(cost $61,418,637)			79,060,311

Other Investment--65.4%
Registered Investment Company:
ASG Global Alternatives Fund, Cl.
Y	801,404		9,023,813
BNY Mellon Emerging Markets Fund,
Cl. M	3,962,557	i	38,951,936
BNY Mellon Focused Equity
Opportunities Fund, Cl. M	2,053,357	i	30,800,361
BNY Mellon Income Stock Fund, Cl.
M	1,852,994	i	15,398,376
BNY Mellon Intermediate Bond Fund,
Cl. M	1,056,361	i	13,743,262
BNY Mellon International Fund, Cl.
M	911,796	i	10,075,350
BNY Mellon Mid Cap Multi-Strategy
Fund, Cl. M	1,670,145	i	21,695,187
BNY Mellon Short-Term U.S.
Government Securities Fund,
Cl. M	748,097	i	9,044,489
BNY Mellon Small/Mid Cap Fund, Cl.
M	659,950	i	9,853,058
BNY Mellon U.S. Core Equity 130/30
Fund, Cl. M	497,565	i	6,761,907
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	268,547	i	3,920,789
Dreyfus Global Real Estate
Securities Fund, Cl. I	1,134,909	i	9,487,840
Dreyfus High Yield Fund, Cl. I	1,772,427	i	11,946,157
Dreyfus Inflation Adjusted
Securities Fund, Institutional
Shares	844,476	i	11,172,422
Dreyfus Institutional Preferred
Plus Money Market Fund	4,577,376	j	4,577,376
Dreyfus Select Managers Small Cap
Growth Fund, Cl. I	364,211	g,i	8,140,114
Dreyfus Select Managers Small Cap
Value Fund, Cl. I	544,659	i	12,358,309
Dreyfus U.S. Equity Fund, Cl. I	1,006,696	i	17,627,246
Dreyfus/Newton International
Equity Fund, Cl. I	254,922	i	4,866,458
Global Stock Fund, Cl. I	1,004,432	i	16,623,348
TCW Emerging Markets Income Fund,
Cl. I	892,614		8,096,007
Total Other Investment
(cost $237,840,263)			274,163,805

Investment of Cash Collateral for
Securities Loaned--.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $122,960)	122,960 [j]	122,960
Total Investments (cost $363,659,475)	100.3%	420,537,358
Liabilities, Less Cash and Receivables	(.3%)	(1,232,680)
Net Assets	100.0%	419,304,678

ADR - American Depository Receipts
GO - General Obligation

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, these securities were valued at $1,762,551 or 0.4% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At May 31, 2013, the value of the fund's securities on loan was $8,839,538 and the value of the collateral held by the fund was $9,126,534, consisting of cash collateral of $122,960 and U.S.
Government and agency securities valued at $9,003,574.
d	Purchased on a forward commitment basis.
e	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g	Non-income producing security.
h	Investment in real estate investment trust.
i	Investment in affiliated mutual fund.
j	Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $56,877,883 of which $58,565,751 related to appreciated investment securities and $1,687,868 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	40.2
Mutual Funds: Foreign	24.1
Common Stocks	18.8
U.S. Government Agencies/Mortgage-Backed	8.8
Corporate Bonds	5.2
Municipal Bonds	1.2
Money Market Investments	1.1
Asset-Backed	.3
Commercial Mortgage-Backed	.3
Foreign/Governmental	.2
Exchange-Traded Funds	.1
100.3

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	1,152,526	-	1,152,526
Commercial Mortgage-Backed	-	1,124,254	-	1,124,254
Corporate Bonds+	-	21,638,534	-	21,638,534
Equity Securities - Domestic Common Stocks+	76,592,983	-	-	76,592,983
Equity Securities - Foreign Common Stocks+	2,102,834	-	-	2,102,834
Exchange-Traded Funds	364,494	-	-	364,494
Foreign Government	-	930,656	-	930,656
Municipal Bonds	-	5,219,964	-	5,219,964
Mutual Funds	274,286,765	-	-	274,286,765
U.S. Government Agencies/Mortgage-Backed	-	20,619,142	-	20,619,142
U.S. Treasury	-	16,505,206	-	16,505,206

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

These securities are either categorized within Level 2 or 3 depending on the For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
May 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.0%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--1.0%
Americredit Automobile Receivables
Trust, Ser. 2013-2, Cl. A3	0.65	12/8/17	7,160,000		7,155,231
AmeriCredit Automobile Receivables
Trust, Ser. 2011-3, Cl. A3	1.17	1/8/16	1,282,891		1,285,953
Nissan Auto Receivables Owner
Trust, Ser. 2010-A, Cl. A4	1.31	9/15/16	3,965,000		3,986,859
					12,428,043
Casinos--.7%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,351,000	a	1,305,579
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	1,097,000	a	1,075,356
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	1,608,000	a	1,538,358
Seminole Indian Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	3,296,000	a	3,345,440
Seminole Indian Tribe of Florida,
Scd. Notes	7.75	10/1/17	1,130,000	a	1,210,512
					8,475,245
Commercial Mortgage Pass-Through Ctfs.--1.7%
Commercial Mortgage Asset Trust,
Ser. 1999-C1, Cl. D	7.35	1/17/32	2,260,000	b	2,319,276
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	8,670,000		8,976,571
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2	2.68	11/15/44	1,110,000		1,161,471
WF-RBS Commerical Mortgage Trust,
Ser. 2013-C13, Cl. A4	3.00	5/15/45	9,045,000		8,944,008
					21,401,326
Consumer Discretionary--4.6%
Amazon.com,
Sr. Unscd. Notes	2.50	11/29/22	6,675,000		6,345,435
Comcast,
Gtd. Notes	3.13	7/15/22	11,887,000		12,123,492
Johnson Controls,
Sr. Unscd. Notes	3.75	12/1/21	8,110,000		8,439,963
News America,
Gtd. Notes	6.15	3/1/37	5,054,000		5,841,312
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	10,550,000		11,192,031
Time Warner,
Gtd. Notes	4.00	1/15/22	6,125,000		6,488,727
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	6,735,000		6,662,417
					57,093,377

Consumer Staples--1.8%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	2.50	7/15/22	6,160,000		5,937,452
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	2,795,000		2,759,498
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	7,040,000		7,996,264
Pernod-Ricard,
Sr. Unscd. Notes	4.45	1/15/22	5,610,000	a	5,996,641
					22,689,855
Energy--.6%
BP Capital Markets,
Gtd. Notes	3.88	3/10/15	5,565,000		5,870,630
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	1,925,000		2,044,993
					7,915,623
Financial--15.9%
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	8,300,000		9,576,316
Bank of America,
Sub. Notes	5.49	3/15/19	19,975,000		22,334,866
BBVA US Senior,
Bank Gtd. Notes	3.25	5/16/14	6,655,000		6,727,606
Bear Stearns,
Sub. Notes	5.55	1/22/17	5,681,000		6,372,895
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	7,860,000		9,415,219
Boston Properties,
Sr. Unscd. Notes	4.13	5/15/21	7,185,000		7,715,691
Citigroup,
Sub. Notes	5.00	9/15/14	6,815,000		7,131,148
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	3,135,000		3,670,960
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	6,225,000		6,393,536
General Electric Capital,
Jr. Sub. Cap. Secs, Ser. C	5.25	6/29/49	4,930,000	b	4,917,675
General Electric Capital,
Sub. Notes	5.30	2/11/21	8,285,000		9,362,050
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	8,270,000		9,047,248
HSBC Finance,
Sub. Notes	6.68	1/15/21	10,510,000		12,479,563
Jefferies Group,
Sr. Unscd. Notes	5.13	4/13/18	6,255,000		6,868,553
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	6,318,000		8,023,860
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	6,865,000		8,910,839
Morgan Stanley,
Sub. Notes	4.88	11/1/22	9,035,000		9,295,624
NYSE Euronext,

Sr. Unscd. Notes	2.00	10/5/17	7,340,000		7,431,236
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	7,135,000		7,733,191
Rabobank Nederland,
Bank Gtd. Notes	5.25	5/24/41	6,335,000		7,055,213
RBS Citizens Financial Group,
Sub. Notes	4.15	9/28/22	8,555,000	a	8,663,529
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	8,520,000		10,164,471
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	6,630,000		6,969,721
					196,261,010
Foreign/Governmental--1.3%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	5,975,000		6,781,625
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	1,480,000		1,615,420
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,500,000		7,311,590
					15,708,635
Health Care--1.2%
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	7,955,000		8,974,012
Thermo Fisher Scientific,
Sr. Unscd. Notes	3.60	8/15/21	5,500,000		5,599,605
					14,573,617
Industrial--1.0%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	11,060,000		11,051,207
Tyco International Finance,
Gtd. Notes	3.38	10/15/15	1,087,000		1,143,298
					12,194,505
Information Technology--1.9%
Intel,
Sr. Unscd. Notes	2.70	12/15/22	10,900,000		10,512,004
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	10,410,000		12,411,218
					22,923,222
Materials--1.2%
CRH America,
Gtd. Notes	5.30	10/15/13	7,100,000		7,219,472
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	7,075,000		7,246,463
					14,465,935
Municipal Bonds--7.8%
California,
GO (Build America Bonds)	7.30	10/1/39	11,215,000		15,657,037
Chicago,
GO	7.78	1/1/35	6,460,000		8,386,307
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	3.00	7/1/20	14,000,000		13,731,620
Illinois,

GO	4.42	1/1/15	4,935,000		5,169,166
Los Angeles Community College
District, GO (Build America
Bonds)	6.75	8/1/49	13,725,000		19,303,115
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	3,985,000		4,474,916
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.10	1/1/41	8,145,000		11,507,175
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	5,430,000		6,443,075
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	3,550,000		4,182,077
Puerto Rico Commonwealth
Government Development Bank,
Revenue Bonds	3.67	5/1/14	8,010,000		8,029,224
					96,883,712
Telecommunications--3.1%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	7,980,000		8,920,978
Rogers Communications,
Gtd. Notes	6.38	3/1/14	6,810,000		7,095,428
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	9,395,000		10,054,529
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	10,755,000		12,506,204
					38,577,139
U.S. Government Agencies--.5%
Federal National Mortgage
Association, Notes	2.63	10/10/24	6,755,000	c	6,552,033
U.S. Government Agencies/Mortgage-Backed--30.3%
Federal Home Loan Mortgage Corp.:
2.50%			13,540,000	c,d	13,810,800
3.00%			12,295,000	c,d	12,767,108
3.00%, 11/1/42			14,260,442	c	14,301,412
3.50%, 2/1/43			19,546,642	c	20,213,632
4.00%, 4/1/24 - 1/1/41			18,603,094	c	19,597,003
4.50%, 5/1/39 - 11/1/41			54,908,583	c	59,575,885
5.00%, 12/1/39 - 7/1/40			15,040,560	c	16,328,973
5.50%, 12/1/37 - 12/1/38			12,468,700	c	13,445,582
6.00%, 5/1/38			2,456,172	c	2,669,632
Federal National Mortgage Association:
2.50%, 3/1/28			7,404,467	c	7,564,205
3.00%, 7/1/27 - 5/1/43			39,049,820	c	39,855,246
3.33%, 4/1/41			7,003,840	b,c	7,388,460
3.50%, 9/1/26 - 12/1/42			42,334,842	c	44,290,232
4.00%, 2/1/41 - 4/1/42			31,103,719	c	32,955,221
4.50%, 3/1/23 - 7/1/24			4,796,275	c	5,118,019
5.00%, 12/1/21 - 2/1/41			16,484,064	c	18,009,200

5.50%, 2/1/38 - 5/1/38			15,873,887	c	17,360,674
6.00%, 4/1/33 - 10/1/38			12,441,249	c	13,770,011
REMIC, Ser. 2011-8, Cl. PV,
4.00%, 1/25/30			3,777,000	c	4,090,076
Government National Mortgage Association I;
5.00%, 11/15/34 - 3/15/36			9,771,525		10,636,701
					373,748,072
U.S. Government Securities--23.0%
U.S. Treasury Inflation Protected Securities:
Bonds, 2.38%, 1/15/27			14,559,728	e,f	18,617,117
Notes, 0.63%, 7/15/21			8,370,034	e	9,076,255
Notes, 0.13%, 4/15/18			11,579,235	e	12,149,153
Notes, 0.13%, 1/15/23			11,823,138	e	12,044,822
Notes, 1.38%, 7/15/18			12,838,987	e,f	14,421,790
Notes, 1.38%, 1/15/20			10,462,025	e,f	11,856,414
Notes, 2.38%, 1/15/17			14,577,041	e	16,413,981
U.S. Treasury Notes:
0.25%, 1/15/15			13,000,000	f	13,000,000
0.25%, 8/15/15			41,950,000		41,864,800
0.25%, 9/15/15			22,000,000	f	21,943,284
0.25%, 12/15/15			14,250,000	f	14,191,005
0.25%, 4/15/16			12,000,000	f	11,919,372
0.38%, 4/15/15			15,500,000	f	15,523,622
0.38%, 3/15/16			27,500,000	f	27,429,105
0.63%, 9/30/17			4,530,000	f	4,477,624
0.88%, 12/31/16			5,250,000		5,285,275
1.50%, 7/31/16			12,995,000	f	13,374,701
1.75%, 7/31/15			14,560,000	f	15,002,493
1.75%, 5/15/23			5,125,000		4,938,419
					283,529,232
Utilities--.4%
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	5,130,000		5,311,458
Total Bonds and Notes
(cost $1,154,433,248)					1,210,732,039

Other Investment--3.5%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $42,882,246)			42,882,246	[g]	42,882,246
Total Investments (cost $1,197,315,494)			101.5%		1,253,614,285
Liabilities, Less Cash and Receivables			(1.5%)		(18,746,288)
Net Assets			100.0%		1,234,867,997

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, these securities were valued at $23,135,415 or 1.9% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d	Purchased on a forward commitment basis.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Security, or portion thereof, on loan. At May 31, 2013, the value of the fund's securities on loan was $136,271,385 and the value of the collateral held by the fund was $140,614,399, consisting of U.S. Government & Agency securities.
g	Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $56,298,791 of which $63,370,400 related to appreciated investment securities and $7,071,609 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	53.8
Corporate Bonds	32.4
Municipal Bonds	7.8
Money Market Investment	3.5
Commercial Mortgage-Baked	1.7
Foreign/Governmental	1.3
Asset-Backed	1.0
101.5

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	12,428,043	-	12,428,043
Commercial Mortgage-Backed	-	21,401,326	-	21,401,326
Corporate Bonds+	-	400,480,986	-	400,480,986
Foreign Government	-	15,708,635	-	15,708,635
Municipal Bonds	-	96,883,712	-	96,883,712
Mutual Funds	42,882,246	-	-	42,882,246
U.S. Government Agencies/Mortgage-Backed	-	380,300,105	-	380,300,105
U.S. Treasury	-	283,529,232	-	283,529,232

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Funds Trust - BNY Mellon Corporate Bond Fund
May 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--97.0%	Rate (%)	Date	Amount ($)		Value ($)
Automobiles & Components--1.5%
Johnson Controls,
Sr. Unscd. Notes	3.75	12/1/21	4,150,000		4,318,847
Volkswagen International Finance,
Gtd. Notes	1.15	11/20/15	4,000,000	a	4,026,536
					8,345,383
Banks--12.8%
American Express Centurion Bank,
Gtd. Notes	0.73	11/13/15	2,375,000	b	2,379,470
Bank of America,
Sr. Unscd. Notes	3.88	3/22/17	1,000,000		1,069,687
Bank of America,
Sub. Notes	5.49	3/15/19	4,450,000		4,975,727
Barclays Bank,
Sr. Unscd. Notes	2.75	2/23/15	4,500,000		4,640,292
BBVA US Senior,
Bank Gtd. Notes	3.25	5/16/14	5,250,000		5,307,277
Citigroup,
Sub. Notes	5.50	2/15/17	5,250,000		5,839,412
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	2,000,000		2,223,906
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	3,800,000		4,422,315
Morgan Stanley,
Sub. Notes	4.88	11/1/22	6,000,000		6,173,076
Rabobank Nederland,
Bank Gtd. Notes	3.38	1/19/17	5,000,000		5,321,795
RBS Citizens Financial Group,
Sub. Notes	4.15	9/28/22	6,000,000	a	6,076,116
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	3,200,000		3,288,682
Santander US Debt,
Bank Gtd. Notes	3.78	10/7/15	5,600,000	a	5,752,197
Societe Generale,
Bank Gtd. Notes	2.75	10/12/17	6,000,000	c	6,163,602
Wachovia,
Sub. Notes	5.25	8/1/14	1,860,000		1,956,214
Wells Fargo & Co.,
Sub. Notes	5.13	9/15/16	1,000,000		1,120,209
Westpac Banking,
Sub. Notes	4.63	6/1/18	4,750,000		5,194,757
					71,904,734
Capital Goods--3.7%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	2,000,000		1,998,410
CRH America,
Gtd. Notes	4.13	1/15/16	250,000		264,547
CRH America,
Gtd. Notes	6.00	9/30/16	5,500,000		6,244,359
GATX,
Sr. Unscd. Notes	4.75	6/15/22	3,000,000		3,200,688

GATX,
Sr. Unscd. Notes	8.75	5/15/14	2,255,000		2,420,968
Stanley Black & Decker,
Gtd. Notes	2.90	11/1/22	1,000,000		983,373
Textron,
Sr. Unscd. Notes	4.63	9/21/16	4,500,000		4,908,978
United Technologies,
Sr. Unscd. Notes	3.10	6/1/22	1,000,000		1,024,093
					21,045,416
Casinos--.2%
Seminole Indian Tribe of Florida,
Scd. Notes	7.75	10/1/17	1,000,000	a	1,071,250
Commercial & Professional Services--1.1%
Republic Services,
Gtd. Notes	3.55	6/1/22	3,000,000		3,061,434
Waste Management,
Gtd. Notes	4.75	6/30/20	2,750,000		3,081,422
					6,142,856
Consumer Durables & Apparel--1.8%
Leggett & Platt,
Sr. Unscd. Notes	3.40	8/15/22	2,000,000		1,978,892
Mattel,
Sr. Unscd. Notes	1.70	3/15/18	2,000,000		1,991,680
NVR,
Sr. Unscd. Notes	3.95	9/15/22	6,100,000		6,083,280
					10,053,852
Consumer Services--1.9%
Brinker International,
Sr. Unscd. Notes	2.60	5/15/18	1,400,000		1,402,509
George Washington University,
Unscd. Notes	1.83	9/15/17	3,000,000		3,024,321
International Game Technology,
Sr. Unscd. Notes	7.50	6/15/19	5,100,000		6,044,321
					10,471,151
Diversified Financials--11.8%
American Express,
Sr. Unscd. Notes	7.00	3/19/18	3,250,000		4,001,644
Bear Stearns,
Sub. Notes	5.55	1/22/17	4,800,000		5,384,597
Blackstone Holdings Finance,
Gtd. Notes	4.75	2/15/23	3,000,000	a	3,258,321
Blackstone Holdings Finance,
Gtd. Notes	6.63	8/15/19	2,000,000	a	2,414,360
Carlyle Holdings Finance,
Gtd. Notes	3.88	2/1/23	5,736,000	a	5,832,956
Caterpillar Financial Services,
Sr. Unscd. Notes, Ser. G	1.25	11/6/17	3,355,000		3,333,354
Ford Motor Credit,
Sr. Unscd. Notes	4.25	2/3/17	5,500,000		5,876,167
General Electric Capital,
Jr. Sub. Notes, Ser. C	5.25	6/29/49	6,250,000	b	6,234,375
HSBC Finance,
Sub. Notes	6.68	1/15/21	5,500,000		6,530,694
Jefferies Group,
Sr. Unscd. Notes	6.88	4/15/21	2,000,000		2,340,500
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	3,450,000		4,381,500

John Deere Capital,
Sr. Unscd. Notes	2.80	9/18/17	4,000,000		4,231,956
MassMutual Global Funding II,
Sr. Scd. Notes	2.00	4/5/17	600,000	a	609,086
Moody's,
Sr. Unscd. Notes	4.50	9/1/22	5,000,000		5,192,870
NYSE Euronext,
Sr. Unscd. Notes	2.00	10/5/17	4,500,000		4,555,935
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	1,750,000		1,839,670
					66,017,985
Energy--4.8%
Devon Energy,
Sr. Unscd. Notes	1.88	5/15/17	3,250,000		3,261,355
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	5,250,000		5,577,253
Pioneer Natural Resource,
Sr. Unscd. Notes	3.95	7/15/22	5,500,000		5,685,058
Plains All American Pipeline,
Sr. Unscd. Notes	3.65	6/1/22	1,000,000		1,033,708
Rowan Companies,
Gtd. Notes	5.00	9/1/17	1,050,000		1,152,211
Schlumberger Investment,
Gtd. Notes	1.25	8/1/17	3,000,000	a	2,976,954
Sunoco Logistics Partners Operations,
Gtd. Notes	3.45	1/15/23	5,000,000		4,846,315
Weatherford International,
Gtd. Notes	5.13	9/15/20	2,252,000		2,433,347
					26,966,201
Food & Staples Retailing--.7%
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	4,225,000		4,179,467
Food, Beverage & Tobacco--5.7%
Anheuser-Busch Inbev Finance,
Gtd. Notes	1.25	1/17/18	5,000,000		4,957,475
Anheuser-Busch InBev Worldwide,
Gtd. Notes	1.38	7/15/17	1,000,000		998,961
Beam,
Sr. Unscd. Notes	3.25	5/15/22	4,000,000		4,034,816
Campbell Soup,
Sr. Unscd. Notes	0.57	8/1/14	400,000	b	400,684
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	4,000,000		3,949,192
Flowers Foods,
Sr. Unscd. Notes	4.38	4/1/22	2,850,000		2,858,131
General Mills,
Sr. Unscd. Notes	0.58	1/29/16	2,000,000	b	2,002,974
Kraft Foods Group,
Sr. Unscd. Notes	1.63	6/4/15	3,500,000		3,550,463
Kroger,
Sr. Unscd. Notes	3.40	4/15/22	3,500,000		3,558,922
Pernod-Ricard,
Sr. Unscd. Notes	4.45	1/15/22	1,000,000	a	1,068,920
Pernod-Ricard,
Sr. Unscd. Bonds	5.75	4/7/21	4,000,000	a	4,646,352
					32,026,890
Foreign/Governmental--1.0%

Spanish Government,
Notes	4.00	3/6/18	5,500,000	a	5,575,900
Health Care Equipment & Services--2.6%
Dignity Health,
Unscd. Notes	3.13	11/1/22	5,000,000		4,802,145
Kaiser Foundation Hospitals,
Gtd. Notes	3.50	4/1/22	2,000,000		2,051,160
UnitedHealth Group,
Sr. Unscd. Notes	1.40	10/15/17	3,000,000		2,999,859
WellPoint,
Sr. Unscd. Notes	1.25	9/10/15	5,000,000		5,034,060
					14,887,224
Insurance--3.8%
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	4,750,000		5,480,422
Berkshire Hathaway Finance,
Gtd. Notes	1.60	5/15/17	1,000,000		1,011,072
Fidelity National Financial,
Sr. Unscd. Notes	5.50	9/1/22	5,075,000		5,610,341
MetLife,
Sr. Unscd. Notes	1.76	12/15/17	4,685,000	b	4,722,803
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	4,250,000		4,606,316
					21,430,954
Materials--1.6%
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	5,000,000		5,325,575
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	3,000,000		3,072,705
Vale Overseas,
Gtd. Notes	4.38	1/11/22	600,000		598,944
					8,997,224
Media--5.8%
British Sky Broadcasting Group,
Gtd. Notes	3.13	11/26/22	3,500,000	a	3,440,685
Comcast,
Gtd. Notes	3.13	7/15/22	4,250,000		4,334,554
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	5,982,000		6,953,890
News America,
Gtd. Notes	4.50	2/15/21	3,250,000		3,616,857
Thomson Reuters,
Sr. Unscd. Notes	0.88	5/23/16	3,000,000		2,985,399
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	5,500,000		5,834,708
Time Warner,
Gtd. Notes	4.00	1/15/22	5,000,000		5,296,920
					32,463,013
Municipal Bonds--8.1%
California,
GO (Various Purpose)	1.05	2/1/16	1,270,000		1,274,978
Connecticut,
GO	2.55	10/15/22	3,035,000		3,052,846
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	3.00	7/1/20	7,500,000		7,356,225
Illinois,
GO	4.42	1/1/15	5,000,000		5,237,250

JobsOhio Beverage System,
Statewide Senior Lien Liquor
Profits Revenue	1.82	1/1/18	5,000,000		5,006,550
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	600,000		673,764
Metropolitan Transportation
Authority, Transportation
Revenue (Build America Bonds)	5.37	11/15/21	185,000		212,271
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.06	3/1/16	4,500,000		4,498,650
New Jersey Transportation Trust
Fund Authority, (Transportation
System)	1.76	12/15/18	5,000,000		4,944,750
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	2,500,000		2,945,125
Puerto Rico Commonwealth
Government Development Bank,
Revenue Bonds	3.67	5/1/14	4,560,000		4,570,944
University of California Regents,
General Revenue	1.80	7/1/19	2,905,000		2,900,991
West Contra Costa Unified School
District, GO (Build America
Bonds)	8.46	8/1/34	2,250,000		2,724,953
					45,399,297
Pharmaceuticals, Biotech & Life Sciences--2.3%
AbbVie,
Gtd. Notes	1.75	11/6/17	5,000,000	a	4,989,185
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	3,500,000		3,746,036
AstraZeneca,
Sr. Unscd. Notes	5.90	9/15/17	1,750,000		2,070,952
Teva Pharmaceutical Finance IV,
Gtd. Notes	2.25	3/18/20	2,320,000		2,290,397
					13,096,570
Real Estate--7.0%
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	4,490,000		4,885,466
Camden Property Trust,
Sr. Unscd. Notes	5.00	6/15/15	1,170,000		1,260,638
Corporate Office Properties,
Gtd. Notes	3.60	5/15/23	4,000,000	a	3,858,492
CubeSmart,
Gtd. Notes	4.80	7/15/22	5,200,000		5,602,334
Essex Portfolio,
Gtd. Notes	3.25	5/1/23	2,000,000		1,939,586
First Industrial,
Sr. Unscd. Notes	5.95	5/15/17	1,500,000		1,633,632
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	2,000,000		2,244,394
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	2,500,000		2,929,855
Simon Property Group,
Sr. Unscd. Notes	3.38	3/15/22	1,000,000		1,032,976
Simon Property Group,
Sr. Unscd. Notes	6.13	5/30/18	1,250,000		1,509,297
UDR,

Gtd. Notes, Ser. 1	4.63	1/10/22	2,250,000		2,451,420
WEA Finance,
Gtd. Notes	7.13	4/15/18	5,500,000	a	6,738,974
Weingarten Realty Investors,
Sr. Unscd. Notes	3.50	4/15/23	3,000,000		2,929,989
					39,017,053
Retailing--2.0%
Amazon.com,
Sr. Unscd. Notes	2.50	11/29/22	3,000,000		2,851,881
AutoZone,
Sr. Unscd. Notes	3.70	4/15/22	1,000,000		1,015,874
Macy's Retail Holdings,
Gtd. Notes	2.88	2/15/23	2,000,000		1,916,242
Staples,
Sr. Unscd. Notes	4.38	1/12/23	5,500,000	c	5,516,923
					11,300,920
Semiconductors & Semiconductor Equipment--.7%
Altera,
Sr. Unscd. Notes	1.75	5/15/17	1,000,000		1,007,200
Intel,
Sr. Unscd. Notes	1.35	12/15/17	3,000,000		2,984,151
					3,991,351
Software & Services--5.5%
Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	5,000,000		5,516,240
Autodesk,
Sr. Unscd. notes	1.95	12/15/17	1,000,000		993,080
eBay,
Sr. Unscd. Notes	1.35	7/15/17	2,000,000		2,001,508
Fidelity National Information Services,
Gtd. Notes	3.50	4/15/23	3,250,000		3,135,262
Fiserv,
Gtd. Notes	3.50	10/1/22	5,500,000		5,441,535
IBM,
Sr. Unscd. Notes	0.55	2/6/15	2,000,000		2,002,490
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	2,000,000		2,384,480
Symantec,
Sr. Unscd. Notes	2.75	6/15/17	4,500,000		4,616,906
Symantec,
Sr. Unscd. Notes	4.20	9/15/20	1,830,000		1,937,533
Total System Services,
Unscd. Notes	2.38	6/1/18	3,000,000		2,992,125
					31,021,159
Technology Hardware & Equipment--2.6%
Apple,
Sr. Unscd. Notes	2.40	5/3/23	1,000,000		955,933
Arrow Electronics,
Sr. Unscd. Notes	3.00	3/1/18	6,500,000		6,611,826
Avnet,
Sr. Unscd. Notes	4.88	12/1/22	5,500,000		5,729,020
NetApp,
Sr. Unscd. Notes	2.00	12/15/17	1,000,000		989,675
Xerox,
Sr. Unscd. Notes	1.68	9/13/13	250,000	b	250,559
					14,537,013
Telecommunication Services--5.6%

America Movil,
Gtd. Notes	5.63	11/15/17	4,500,000		5,221,701
AT&T,
Sr. Unscd. Notes	1.70	6/1/17	1,750,000		1,760,724
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	2,000,000		2,235,834
British Telecommunications,
Sr. Unscd. Notes	2.00	6/22/15	3,000,000		3,073,260
CenturyLink,
Sr. Unscd. Notes, Ser. T	5.80	3/15/22	2,000,000		2,055,000
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	5,500,000		5,886,100
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	4,000,000		4,880,092
Vivendi,
Sr. Unscd. Notes	3.45	1/12/18	6,000,000	a	6,190,542
					31,303,253
Transportation--.4%
ERAC USA Finance,
Gtd. Notes	1.40	4/15/16	2,000,000	a	2,003,796
Utilities--2.0%
CMS Energy,
Sr. Unscd. Notes	4.25	9/30/15	1,400,000		1,498,199
CMS Energy,
Sr. Unscd. Notes	5.05	3/15/22	1,500,000		1,696,729
Dominion Resources,
Sr. Unscd. Notes	2.25	9/1/15	2,050,000		2,114,659
Duke Energy,
Sr. Unscd. Notes	1.63	8/15/17	2,000,000		2,001,116
Georgia Power,
Sr. Unscd. Notes	0.75	8/10/15	2,500,000		2,507,837
Northeast Utilities,
Sr. Unscd. Notes	1.03	9/20/13	300,000	b	300,434
PSEG Power,
Gtd. Notes	2.75	9/15/16	1,000,000		1,037,152
					11,156,126
Total Bonds and Notes
(cost $541,246,755)					544,406,038

Other Investment--2.0%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,246,260)			11,246,260	[d]	11,246,260
Investment of Cash Collateral for
Securities Loaned--1.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,063,044)			8,063,044	[d]	8,063,044
Total Investments (cost $560,556,059)			100.4%		563,715,342
Liabilities, Less Cash and Receivables			(.4%)		(2,542,072)
Net Assets			100.0%		561,173,270

GO-General Obligation

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, these securities were valued at $70,530,622 or 12.6% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At May 31, 2013, the value of the fund's securities on loan was $7,790,540 and the value of the collateral held by the fund was $8,063,044.
d	Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $3,159,283 of which $6,825,772 related to appreciated investment securities and $3,666,489 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	87.9
Municipal Bonds	8.1
Money Market Investments	3.4
Foreign/Governmental	1.0
100.4

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	493,430,841	-	493,430,841
Municipal Bonds	-	45,399,297	-	45,399,297
Foreign Government	-	5,575,900	-	5,575,900
Mutual Funds	19,309,304	-	-	19,309,304

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
May 31, 2013 (Unaudited)

Common Stocks--93.9%	Shares		Value ($)
Brazil--11.2%
Arteris	1,203,700		11,729,022
Banco Santander Brasil, ADS	3,393,150		24,193,160
BB Seguridade Participacoes	748,400		6,324,605
Brasil Insurance Participacoes e Administracao	796,343		7,979,046
Cia de Saneamento Basico do Estado de Sao Paulo	557,700		6,902,898
Cia de Saneamento de Minas Gerais	203,600		4,044,813
Cia Energetica de Minas Gerais, ADR	511,153		5,326,214
Companhia de Bebidas das Americas, ADR	304,730		11,601,071
Diagnosticos da America	914,000		4,817,938
EDP - Energias do Brasil	1,165,600		6,780,921
Fleury	686,700		6,454,044
Gerdau, ADR	969,680		5,924,745
Grupo BTG Pactual	327,200		5,003,175
Itau Unibanco Holding, ADR	1,370,054		20,605,618
JBS	2,590,000		8,259,268
Magnesita Refratarios	1,350,100		4,500,754
Petroleo Brasileiro	2,448,700		21,665,359
Petroleo Brasileiro, ADR	2,621,930		46,591,696
Porto Seguro	351,900		4,370,408
Rossi Residencial	3,484,171	a	5,709,889
Sul America	766,257		4,955,019
Telefonica Brasil, ADR	255,072		6,302,829
Vale, ADR	705,280		10,156,032
			240,198,524
Chile--.1%
ENTEL	89,860		1,631,862
China--15.9%
AAC Technologies Holdings	2,500,500		14,106,867
Air China, Cl. H	5,462,000		4,439,410
Anhui Conch Cement, Cl. H	2,746,000		8,928,741
Asia Cement China Holdings	2,521,000		1,324,789
Bank of China, Cl. H	39,336,000		18,542,446
Beijing Capital International Airport, Cl. H	8,528,000		5,799,784
BYD Electronic International	512,500		321,066
China BlueChemical, Cl. H	14,086,000		8,688,637
China Coal Energy, Cl. H	11,340,000		7,334,632
China Communications Construction, Cl. H	18,713,000		17,339,580
China Communications Services, Cl. H	5,970,000		3,913,730
China Construction Bank, Cl. H	51,536,229		41,656,822
China Eastern Airlines, Cl. H	8,530,000	a	2,827,628
China Life Insurance, Cl. H	2,154,000		5,519,921
China Petroleum & Chemical, Cl. H	21,198,000		21,641,466
China Railway Group, Cl. H	7,384,000		3,794,242
China Telecom, Cl. H	30,044,000		14,127,899
CNOOC	15,458,000		27,180,414
Dongfang Electric, Cl. H	1,225,400		1,892,210
Dongfeng Motor Group, Cl. H	3,210,000		4,982,601
Great Wall Motor, Cl. H	4,053,500		19,032,136
Guangzhou Automobile Group, Cl. H	12,733,254		13,586,472
Huaneng Power International, Cl. H	11,957,140		12,205,587

Industrial & Commercial Bank of China, Cl. H	26,088,475		18,248,609
Lianhua Supermarket Holdings, Cl. H	9,867,000		5,957,518
Mindray Medical International, ADR	167,580		6,874,132
Parkson Retail Group	12,835,500		5,823,636
PetroChina, ADR	34,750		4,019,880
PICC Property & Casualty, Cl. H	7,884,000		9,191,293
Sinotrans, Cl. H	30,547,600		6,158,364
Weiqiao Textile, Cl. H	5,647,400		3,655,047
WuXi PharmaTech, ADR	660,435	a	13,519,104
Zhejiang Expressway, Cl. H	9,394,000		8,292,924
			340,927,587
Czech Republic--.2%
Komercni Banka	23,857		4,506,578
Hong Kong--4.8%
China Mobile	570,200		5,960,359
China Mobile, ADR	241,000		12,483,800
China Overseas Land & Investment	4,238,000		12,425,830
China Power International Development	13,922,920		5,355,593
COSCO Pacific	7,207,881		10,558,506
Global Bio-Chem Technology Group	40,275,920	a	3,720,874
Haier Electronics Group	3,464,000	a	6,144,817
iShares FTSE A50 China Index ETF	6,975,700		9,393,654
NWS Holdings	4,671,084		8,106,171
Shanghai Industrial Holdings	3,367,000		10,282,297
Shimao Property Holdings	3,323,000		7,198,588
Sino Biopharmaceutical	7,260,000		5,058,464
SJM Holdings	2,069,000		5,629,312
			102,318,265
Hungary--.3%
Richter Gedeon	48,618		7,553,384
India--8.5%
Apollo Tyres	2,237,830		3,535,703
Bharat Heavy Electricals	3,102,620		10,965,521
Grasim Industries, GDR	89,710		4,533,943
HCL Technologies	645,240		8,486,932
Hindustan Petroleum	1,351,738		6,741,131
ICICI Bank	711,580		14,542,229
ICICI Bank, ADR	66,600		2,995,002
India Cements	6,417,163		7,540,010
Jubilant Life Sciences	1,445,682		3,966,195
Maruti Suzuki India	405,214		11,517,409
NMDC	5,744,483		11,959,391
Oil & Natural Gas	951,292		5,499,548
Oriental Bank of Commerce	1,700,343		7,334,151
Power Finance	2,285,390		7,375,208
Power Grid Corporation of India	1,227,762		2,462,712
Punjab National Bank	513,210		6,875,037
Reliance Industries	1,706,302		24,356,000
Rolta India	3,007,690		3,157,440
State Bank of India	237,618		8,603,164
State Bank of India, GDR	56,240	b	4,130,828
Steel Authority of India	6,721,712		6,660,431
Sterlite Industries India	11,314,660		18,660,336
			181,898,321
Indonesia--1.8%
Aneka Tambang Persero	12,068,000		1,572,209
Bank Negara Indonesia Persero	19,990,500		9,872,830

Indofood Sukses Makmur	8,014,500		5,997,429
Medco Energi Internasional	11,461,496		2,330,275
Telekomunikasi Indonesia Persero	17,250,000		19,358,426
			39,131,169
Malaysia--1.7%
AMMB Holdings	5,442,500		12,769,957
CIMB Group Holdings	1,709,300		4,595,680
Genting	1,606,300		5,168,559
Genting Malaysia	480,800		596,528
Malayan Banking	3,908,027		12,867,406
			35,998,130
Mexico--1.2%
America Movil, ADR, Ser. L	254,640		5,069,882
Consorcio ARA	5,679,016	a	1,911,042
Desarrolladora Homex, ADR	661,000	a	3,106,700
Empresas ICA	1,286,000	a	2,316,727
Grupo Financiero Banorte, Ser. O	2,119,400		13,549,100
			25,953,451
Peru--.3%
Credicorp	44,260		6,091,061
Philippines--.5%
Metropolitan Bank & Trust	3,854,330		11,482,467
Poland--.4%
Asseco Poland	346,943		4,432,451
Bank Pekao	102,660		5,173,341
			9,605,792
Russia--8.1%
Gazprom, ADR	4,822,690		36,459,536
JKX Oil & Gas	1,483,440	a	1,370,913
Lukoil, ADR	541,990		32,031,609
Magnit	55,600		12,459,624
Mail.ru Group	271,770		7,570,010
MMC Norilsk Nickel, ADR	464,370		6,724,078
Mobile Telesystems, ADR	775,790		14,949,473
Pharmstandard, GDR	366,888	a	8,244,640
Rosneft Oil, GDR	1,409,590		9,222,974
Sberbank of Russia, ADR	532,330		6,416,464
Sberbank of Russia, ADR	683,960		8,371,670
Sberbank of Russia, ADR	1,053,240		13,065,770
Surgutneftegas, ADR	1,367,670		10,225,016
VimpelCom, ADR	582,040		5,791,298
			172,903,075
South Africa--4.6%
ABSA Group	376,610		5,555,248
Adcock Ingram Holdings	291,906		1,983,883
Anglo American Platinum	63,793	a	2,062,859
AngloGold Ashanti	350,820		6,349,851
FirstRand	2,047,450		5,992,153
Growthpoint Properties	1,735,965		4,352,680
Imperial Holdings	458,950		9,609,802
JD Group	1,775,047		5,102,481
MTN Group	829,539		15,042,956
Murray & Roberts Holdings	3,512,401	a	7,976,011
Standard Bank Group	1,289,503		14,265,342
Telkom	2,531,529	a	3,735,836
Tiger Brands	200,460		6,124,667
Vodacom Group	1,017,360		11,264,099

			99,417,868
South Korea--17.2%
BS Financial Group	518,980		7,148,972
Daelim Industrial	142,093		11,914,619
DGB Financial Group	716,190		10,696,606
Hana Financial Group	355,210		11,875,975
Hankook Tire	131,579		6,139,534
Hite Jinro	230,882		6,488,701
Hyundai Development	267,410		6,340,247
Hyundai Motor	220,754		41,185,741
KB Financial Group	510,108		16,540,139
KB Financial Group, ADR	158,300		5,168,495
Korea Electric Power	301,985	a	7,154,217
Korea Electric Power, ADR	987,840		11,636,755
KT	290,130		9,922,818
KT, ADR	318,700		5,373,282
KT&G	155,798		10,938,104
Kukdo Chemical	30,577		1,324,754
LG	193,045		11,904,479
LG Electronics	155,252		11,057,509
Mando	70,656		6,089,750
Mirae Asset Securities	156,018		6,486,404
NongShim	9,946		2,564,267
PARTRON	309,470		6,807,176
POSCO	21,918		6,225,053
POSCO, ADR	76,050		5,372,933
Samsung Electronics	60,413		81,471,418
Samsung Fire & Marine Insurance	78,005		15,703,439
Shinhan Financial Group	306,510		10,931,804
Shinsegae	55,130		10,560,777
SK Telecom	77,726		14,360,714
SK Telecom, ADR	127,990		2,598,197
Tongyang Life Insurance	380,105		3,610,706
Youngone	124,768		4,644,373
			370,237,958
Taiwan--9.3%
Chinatrust Financial Holding	18,144,153		11,552,470
CTCI	1,667,770		3,420,706
Delta Electronics	560,000		2,674,820
E.Sun Financial Holding	12,192,000		7,480,079
First Financial Holding	14,791,000		8,911,558
Hon Hai Precision Industry	16,509,593		41,999,932
King Yuan Electronics	1,542,000		1,169,144
Mega Financial Holding	18,633,460		14,870,236
Nan Ya Printed Circuit Board	5,898,983		8,270,551
Powertech Technology	3,915,200		7,028,800
Siliconware Precision Industries	5,400,000		6,303,703
Siliconware Precision Industries, ADR	586,990		3,375,193
Simplo Technology	961,000		4,357,568
Taiwan Semiconductor Manufacturing	830,517		3,020,976
Taiwan Semiconductor Manufacturing, ADR	2,071,237		38,649,282
TPK Holding	696,000		13,732,824
Transcend Information	1,424,040		4,663,712
United Microelectronics	21,148,397		9,253,957
United Microelectronics, ADR	504,000		1,093,680
Young Fast Optoelectronics	1,846,272		3,465,419
Zhen Ding Technology Holding	2,123,000		5,437,816

			200,732,426
Tanzania--.1%
African Barrick Gold	961,500		1,981,954
Thailand--3.9%
Airports of Thailand	2,639,100		16,073,389
Bangkok Bank	2,804,900		18,982,914
Jasmine International	7,165,900		2,155,682
PTT	1,112,800		11,912,884
PTT Global Chemical	6,585,683		15,771,648
Siam Commercial Bank	1,166,500		6,684,618
Thanachart Capital	7,530,000		11,315,744
			82,896,879
Turkey--1.9%
Aselsan Elektronik Sanayi Ve Ticaret	292,476		1,534,416
Asya Katilim Bankasi	3,163,030	a	3,246,489
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Cl. D	5,249,770	a	4,519,366
Koza Altin Isletmeleri	286,520		5,020,415
Turkiye Garanti Bankasi	561,230		2,880,483
Turkiye Halk Bankasi	922,420		9,810,589
Turkiye Is Bankasi, Cl. C	3,387,370		12,472,982
Turkiye Sise ve Cam Fabrikalari	505,270		856,066
			40,340,806
United Arab Emirates--.2%
Emaar Properties	3,325,960		5,393,886

United States--1.7%
iShares MSCI Emerging Markets Index Fund	875,430		36,063,339
Total Common Stocks
(cost $1,988,063,401)			2,017,264,782

Preferred Stocks--3.1%
Brazil
Cia Brasileira de Distribuicao Grupo Pao de Acucar	424,700		20,477,528
Companhia de Bebidas das Americas	265,000		10,057,825
Cia Energetica de Minas Gerais	68,841		704,545
Gerdau	331,200		2,014,911
Itau Unibanco Holding	1,296,020		19,484,473
Vale	1,066,300		14,402,866
Total Preferred Stocks
(cost $67,389,017)			67,142,148
	Number of
Rights--.0%	Rights		Value ($)
China
PICC Property & Casualty
(cost $452,114)	867,240	[a]	423,420

Other Investment--1.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $32,636,031)	32,636,031	[c]	32,636,031
Total Investments (cost $2,088,540,563)	98.5%		2,117,466,381
Cash and Receivables (Net)	1.5%		32,055,302
Net Assets	100.0%		2,149,521,683

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, this security were valued at $4,130,828 or .2% of net assets.
c	Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $28,925,818 of which $279,439,122 related to appreciated investment securities and $250,513,304 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	27.8
Information Technology	13.6
Energy	12.5
Consumer Discretionary	8.1
Industrial	7.7
Materials	7.5
Telecommunication Services	7.2
Consumer Staples	4.9
Utilities	2.9
Health Care	2.7
Exchange-Traded Funds	2.1
Money Market Investment	1.5
98.5

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
May 31, 2013 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Hong Kong Dollar,
Expiring
6/3/2013	a	11,253,442	1,449,415	1,449,700	285

South African Rand,
Expiring:
6/3/2013	b	1,189,335	118,643	118,201	(442)
6/4/2013	c	4,575,472	451,266	454,730	3,464

South Korean Won,
Expiring
6/3/2013	d	2,451,957,674	2,175,650	2,170,450	(5,200)

Sales:			Proceeds ($)

Hong Kong Dollar,
Expiring
6/3/2013	a	6,777,837	872,969	873,140	(171)

South Korean Won,
Expiring
6/3/2013	d	2,148,342,676	1,905,573	1,901,693	3,880

Thai Baht,
Expiring
6/4/2013	d	126,883,126	4,202,820	4,191,020	11,800

Turkish Lira,
Expiring
6/3/2013	c	2,017,795	1,074,707	1,077,594	(2,887)

South African Rand,
Expiring:
6/3/2013	b	7,076,313	705,902	703,275	2,627
6/4/2013	c	3,118,381	307,557	309,918	(2,361)

Gross Unrealized Appreciation					22,056
Gross Unrealized Depreciation					(11,061)

Counterparties:
a	Citigroup
b	UBS
c	Goldman Sachs
d	HSBC

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	371,121,179	1,600,686,610	++	-	1,971,807,789
Exchange-Traded Funds	36,063,339	9,393,654	++	-	45,456,993
Mutual Funds	32,636,031	-		-	32,636,031
Preferred Stocks+	-	67,142,148	++	-	67,142,148
Rights+	423,420	-		-	423,420
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	22,056		-	22,056
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(11,061)		-	(11,061)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund
May 31, 2013 (Unaudited)

Common Stocks--99.2%	Shares		Value ($)
Automobiles & Components--2.8%
Johnson Controls	394,455		14,736,839
Banks--7.3%
PNC Financial Services Group	244,020		17,481,593
Wells Fargo & Co.	504,610		20,461,935
			37,943,528
Capital Goods--10.3%
Caterpillar	182,585		15,665,793
Dover	199,200		15,587,400
Eaton	336,230		22,211,354
			53,464,547
Consumer Services--2.8%
Las Vegas Sands	254,850		14,755,815
Diversified Financials--3.7%
Invesco	570,330		19,242,934
Energy--13.9%
Halliburton	401,255		16,792,522
Marathon Oil	397,200		13,659,708
National Oilwell Varco	221,000		15,536,300
Southwestern Energy	366,400	a	13,809,616
Valero Energy	303,370		12,325,923
			72,124,069
Food, Beverage & Tobacco--7.7%
Mondelez International, Cl. A	665,945		19,618,740
PepsiCo	249,780		20,174,731
			39,793,471
Health Care Equipment & Services--3.3%
Express Scripts Holding	271,790	a	16,883,595
Household & Personal Products--2.7%
Procter & Gamble	185,000		14,200,600
Insurance--4.4%
MetLife	511,900		22,631,099
Materials--2.7%
Celanese, Ser. A	286,170		14,122,489
Media--6.1%
Comcast, Cl. A	305,800		12,277,870
Walt Disney	306,005		19,302,795
			31,580,665
Pharmaceuticals, Biotech & Life Sciences--11.1%
GlaxoSmithKline, ADR	446,410		23,110,646
Shire, ADR	160,000	b	15,755,200
Teva Pharmaceutical Industries,
ADR	493,680		18,858,576
			57,724,422
Retailing--3.4%
CST Brands	1	a	30
Lowe's	412,080		17,352,689
			17,352,719
Software & Services--12.9%
Adobe Systems	344,950	a	14,801,804

Google, Cl. A	19,710	a	17,155,781
salesforce.com	338,720	a	14,338,018
Yahoo!	784,130	a	20,622,619
			66,918,222
Technology Hardware & Equipment--4.1%
Apple	47,346		21,290,549
Total Common Stocks
(cost $408,896,640)			514,765,563

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,636,591)	4,636,591	[c]	4,636,591
Investment of Cash Collateral for
Securities Loaned--.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,200)	20,200	[c]	20,200
Total Investments (cost $413,553,431)	100.1%		519,422,354
Liabilities, Less Cash and Receivables	(.1%)		(705,548)
Net Assets	100.0%		518,716,806

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At May 31, 2013, the value of the fund's securities on loan was $19,694 and the value of the collateral held by the fund was $20,200.
c	Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $105,868,923 of which $107,037,789 related to appreciated investment securities and $1,168,866 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	13.9
Software & Services	12.9
Pharmaceuticals, Biotech & Life Sciences	11.1
Capital Goods	10.3
Food, Beverage & Tobacco	7.7
Banks	7.3
Media	6.1
Insurance	4.4
Technology Hardware & Equipment	4.1
Diversified Financials	3.7
Health Care Equipment & Services	3.3
Retailing	3.4
Automobiles & Components	2.8
Consumer Services	2.8
Household & Personal Products	2.7
Materials	2.7
Money Market Investments	.9
100.1

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	457,041,141	-	-	457,041,141
Equity Securities - Foreign Common Stocks+	57,724,422	-	-	57,724,422
Mutual Funds	4,656,791	-	-	4,656,791

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
May 31, 2013 (Unaudited)

Common Stocks--97.9%	Shares		Value ($)
Automobiles & Components--.9%
Johnson Controls	182,650		6,823,804
Banks--4.8%
Fifth Third Bancorp	547,880		9,971,416
U.S. Bancorp	553,100		19,391,686
Wells Fargo & Co.	223,210		9,051,165
			38,414,267
Capital Goods--8.0%
Eaton	205,280		13,560,797
General Electric	1,191,072		27,775,799
Honeywell International	285,580		22,406,607
			63,743,203
Commercial & Professional Services--1.7%
Pitney Bowes	910,400	a	13,364,672
Consumer Durables & Apparel--1.5%
Newell Rubbermaid	430,270		11,634,501
Consumer Services--1.4%
Carnival	331,970		10,988,207
Diversified Financials--7.4%
Invesco	284,790		9,608,815
JPMorgan Chase & Co.	711,009		38,813,981
Moody's	147,440		9,795,914
			58,218,710
Energy--7.9%
BP, ADR	408,670		17,536,030
Chevron	87,900		10,789,725
Occidental Petroleum	369,670		34,035,517
			62,361,272
Food, Beverage & Tobacco--10.6%
ConAgra Foods	613,920		20,682,965
Kraft Foods Group	493,343		27,198,000
Lorillard	174,680		7,413,419
PepsiCo	355,960		28,750,889
			84,045,273
Health Care Equipment & Services--1.0%
Baxter International	114,310		8,039,422
Insurance--3.0%
Arthur J. Gallagher & Co.	242,060		10,573,181
MetLife	305,740		13,516,765
			24,089,946
Materials--6.0%
International Paper	368,880		17,023,812
LyondellBasell Industries, Cl. A	156,440	a	10,426,726
Martin Marietta Materials	114,530	a	12,487,206
PPG Industries	48,840		7,502,312
			47,440,056

Media--8.4%
Omnicom Group	158,570		9,851,954
Regal Entertainment Group, Cl. A	1,615,150	a	28,588,155
Time Warner	317,430		18,528,389
Viacom, Cl. B	148,270		9,769,510
			66,738,008
Pharmaceuticals, Biotech & Life Sciences--8.7%
Johnson & Johnson	161,820		13,622,008
Merck & Co.	407,810		19,044,727
Pfizer	838,988		22,845,643
Sanofi, ADR	258,340		13,715,271
			69,227,649
Retailing--2.8%
Best Buy	489,790		13,493,714
Kohl's	173,600		8,924,776
			22,418,490
Semiconductors & Semiconductor Equipment--4.8%
Microchip Technology	331,610	a	12,097,133
Texas Instruments	714,870		25,656,684
			37,753,817
Software & Services--.6%
Paychex	117,190	a	4,362,984
Technology Hardware & Equipment--4.3%
Cisco Systems	966,180		23,265,614
QUALCOMM	167,990		10,664,005
			33,929,619
Telecommunication Services--3.7%
Vodafone Group, ADR	232,230		6,723,058
Windstream	2,805,432	a	22,527,619
			29,250,677
Utilities--10.4%
DTE Energy	166,200		11,070,582
National Grid, ADR	408,200		24,312,392
NextEra Energy	336,500		25,446,130
NRG Energy	846,830		21,611,102
			82,440,206
Total Common Stocks
(cost $640,958,008)			775,284,783

Preferred Stocks--.6%
Automobiles & Components
General Motors,
Ser. B, Conv., Cum. $2.38
(cost $4,343,129)	101,160	[a]	4,937,620

Other Investment--2.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $16,941,926)	16,941,926	[b]	16,941,926
Investment of Cash Collateral for
Securities Loaned--10.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $84,110,299)	84,110,299 [b]	84,110,299
Total Investments (cost $746,353,362)	111.2%	881,274,628
Liabilities, Less Cash and Receivables	(11.2%)	(89,256,457)
Net Assets	100.0%	792,018,171

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At May 31, 2013, the value of the fund's securities on loan was $83,997,162 and the value of the collateral held by the fund was $88,493,417, consisting of cash collateral of $84,110,299 and U.S. Government &
Agency securities valued at $4,383,118.
b Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $134,969,274 of which $145,634,121 related to appreciated investment securities and $10,664,847 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	12.7
Food, Beverage & Tobacco	10.6
Utilities	10.4
Pharmaceuticals, Biotech & Life Sciences	8.7
Media	8.4
Capital Goods	8.0
Energy	7.9
Diversified Financials	7.4
Materials	6.0
Banks	4.8
Semiconductors & Semiconductor Equipment	4.8
Technology Hardware & Equipment	4.3
Telecommunication Services	3.7
Insurance	3.0
Retailing	2.8
Commercial & Professional Services	1.7
Automobiles & Components	1.5
Consumer Durables & Apparel	1.5
Consumer Services	1.4
Health Care Equipment & Services	1.0
Software & Services	.6
111.2

†	Based on net assets.

STATEMENT OF OPTIONS WRITTEN
May 31, 2013 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options:
International Paper,
June 2013 @ $50	1,610	[a]	(24,150)
Lorillard,
June 2013 @ $45	1,740	a	(31,320)
Moody's,
June 2013 @ $65	620	a	(186,620)
Total Options Written
(premiums received $290,098)			(242,090)

[a]	Non-income producing security.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	712,998,032	-	-	712,998,032
Equity Securities - Foreign Common Stocks+	62,286,751	-	-	62,286,751
Mutual Funds	101,052,225	-	-	101,052,225
Preferred Stocks+	4,937,620	-	-	4,937,620
Liabilities ($)				-
Other Financial Instruments:
Options Written	(242,090)	-	-	(242,090)

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-

ative instrument that was held by the fund during the period ended May 31, 2013 is discussed below.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
May 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.5%	Rate (%)	Date	Amount ($)		Value ($)
Casinos--.6%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,007,000	a	973,145
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	539,000	a	528,366
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	1,228,000	a	1,174,815
Seminole Indian Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	2,255,000	a	2,288,825
Seminole Indian Tribe of Florida,
Scd. Notes	7.75	10/1/17	765,000	a	819,506
					5,784,657
Consumer Discretionary--5.7%
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	4,385,000		4,500,137
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	6,010,000		6,986,439
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	6,075,000		6,722,571
NBCUniversal Media,
Gtd. Notes	4.38	4/1/21	7,050,000		7,880,074
Stanford University,
Bonds	4.75	5/1/19	5,000,000		5,834,680
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	7,500,000		7,956,420
Time Warner,
Gtd. Notes	4.00	1/15/22	7,400,000		7,839,442
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	7,920,000		8,578,659
					56,298,422
Consumer Staples--3.9%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	1.38	7/15/17	3,430,000		3,426,436
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	4,887,000		4,824,925
Diageo Capital,
Gtd. Notes	1.50	5/11/17	5,300,000		5,326,076
Kroger,
Sr. Unscd. Notes	2.20	1/15/17	4,230,000		4,312,544
McDonald's,
Sr. Unscd. Notes	5.80	10/15/17	4,460,000		5,291,277
Mondelez International,
Sr. Unscd. Notes	4.13	2/9/16	6,930,000		7,483,111
Pernod-Ricard,
Sr. Unscd. Notes	4.45	1/15/22	4,520,000	a	4,831,518
Walgreen,
Sr. Unscd. Notes	1.80	9/15/17	2,975,000		2,994,436
					38,490,323
Energy--1.5%
BP Capital Markets,
Gtd. Notes	3.20	3/11/16	6,250,000		6,623,869
Occidental Petroleum,

Sr. Unscd. Notes	4.13	6/1/16	3,005,000		3,289,973
Petrobras International Finance,
Gtd. Notes	3.88	1/27/16	5,000,000		5,241,920
					15,155,762
Financial--18.7%
American Express Credit,
Sr. Unscd. Notes	2.75	9/15/15	5,010,000		5,228,306
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	5,925,000		6,836,105
Bank of America,
Sub. Notes	5.49	3/15/19	10,965,000		12,260,416
BBVA US Senior,
Bank Gtd. Notes	3.25	5/16/14	5,000,000		5,054,550
Bear Stearns,
Sub. Notes	5.55	1/22/17	121,000		135,737
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	4,975,000		5,176,592
Citigroup,
Sub. Notes	5.00	9/15/14	7,780,000		8,140,914
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	3,590,000		4,203,746
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	5,035,000		5,171,318
General Electric Capital,
Sr. Unscd. Notes	1.88	9/16/13	9,675,000		9,718,857
General Electric Capital,
Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	3,550,000	b	3,541,125
Goldman Sachs Group,
Sr. Unscd. Notes	3.30	5/3/15	7,780,000		8,094,483
HSBC Finance,
Sub. Notes	6.68	1/15/21	9,502,000		11,282,665
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	8,835,000		11,220,450
John Deere Capital,
Sr. Unscd. Notes	1.25	12/2/14	3,000,000		3,033,171
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	7,895,000		7,516,277
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	4,450,000		5,185,540
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,610,000		7,829,518
NYSE Euronext,
Sr. Unscd. Notes	2.00	10/5/17	5,800,000		5,872,094
Private Export Funding,
Gov't Gtd. Notes, Ser. GG	2.45	7/15/24	19,750,000		19,446,758
Private Export Funding,
Gov't Gtd. Notes, Ser. Z	4.38	3/15/19	1,065,000		1,233,320
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	4,735,000		5,131,978
Rabobank Nederland,
Bank Gtd. Notes	3.38	1/19/17	5,825,000		6,199,891
Royal Bank of Canada,
Covered Bonds	1.20	9/19/17	3,330,000		3,315,997
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	5,920,000		6,084,061
Simon Property Group,
Sr. Unscd. Notes	4.20	2/1/15	6,682,000		7,010,955
TD Ameritrade Holding,

Gtd. Notes	4.15	12/1/14	3,650,000		3,837,026
Wachovia,
Sub. Notes	5.25	8/1/14	6,210,000		6,531,231
					184,293,081
Foreign/Governmental--1.5%
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	1,064,000	c	1,161,356
Province of Nova Scotia Canada,
Sr. Unscd. Bonds	5.13	1/26/17	5,430,000		6,235,747
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,515,000		7,328,463
					14,725,566
Health Care--3.0%
Amgen,
Sr. Unscd. Notes	5.70	2/1/19	2,905,000		3,432,484
AstraZeneca,
Sr. Unscd. Notes	5.90	9/15/17	6,090,000		7,206,912
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	5,853,000		6,966,012
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	4,050,000		5,000,782
Thermo Fisher Scientific,
Sr. Unscd. Notes	3.20	3/1/16	7,090,000		7,441,033
					30,047,223
Industrial--.7%
ABB Finance USA,
Gtd. Notes	1.63	5/8/17	5,065,000		5,087,012
United Technologies,
Sr. Unscd. Notes	6.13	2/1/19	1,860,000		2,273,755
					7,360,767
Information Technology--2.6%
Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	4,504,000		4,969,029
Apple,
Sr. Unscd. Notes	1.00	5/3/18	4,265,000		4,190,085
Intel,
Sr. Unscd. Notes	1.35	12/15/17	7,930,000		7,888,106
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	7,000,000		8,345,680
					25,392,900
Materials--1.2%
CRH America,
Gtd. Notes	5.30	10/15/13	4,784,000		4,864,500
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	6,545,000		7,197,118
					12,061,618
Municipal Bonds--5.2%
California,
GO (Various Purpose)	5.95	4/1/16	3,255,000		3,666,855
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	3.00	7/1/20	11,000,000		10,789,130
Illinois,
GO	4.42	1/1/15	4,750,000		4,975,387
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	9,625,000		10,808,297
North Texas Tollway Authority,
Special Projects System
Revenue, BAN	2.44	9/1/13	9,020,000		9,066,363

Puerto Rico Commonwealth
Government Development Bank,
Revenue Bonds	3.67	5/1/14	5,830,000		5,843,992
University of California Regents,
General Revenue	1.80	7/1/19	5,675,000		5,667,168
					50,817,192
Telecommunications--2.6%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	6,960,000		7,780,702
Rogers Communications,
Gtd. Notes	6.38	3/1/14	4,934,000		5,140,799
Telefonica Emisiones,
Gtd. Notes	3.99	2/16/16	4,830,000		5,060,038
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	1,740,000		1,836,069
Verizon Communications,
Sr. Unscd. Notes	8.75	11/1/18	4,244,000		5,663,278
					25,480,886
U.S. Government Agencies--.7%
Federal National Mortgage
Association, Notes	0.52	2/22/16	705,000	d	703,823
Federal National Mortgage
Association, Notes	0.75	12/19/14	1,000,000	d	1,007,063
Federal National Mortgage
Association, Notes	3.00	9/16/14	4,895,000	d	5,072,512
					6,783,398
U.S. Government Agencies/Mortgage-Backed--.0%
Federal Home Loan Mortgage Corp.;
REMIC, Ser. 2134, Cl. PM,
5.50%, 3/15/14			47,734	d	48,421
Government National Mortgage Association I:
Ser. 2004-23, Cl. AB,
3.63%, 9/16/27			58,039		58,797
Ser. 2004-12, Cl. BA,
4.81%, 8/16/32			23,686		23,733
					130,951
U.S. Government Securities--49.9%
U.S. Treasury Bonds;
7.25%, 5/15/16			1,500,000		1,795,429
U.S. Treasury Inflation Protected Securities:
Notes, 0.13%, 4/15/18			19,634,355	e	20,600,738
Notes, 0.13%, 1/15/23			16,612,896	e	16,924,388
Notes, 0.63%, 7/15/21			14,602,378	e	15,834,454
Notes, 1.38%, 7/15/18			8,419,008	c,e	9,456,912
Notes, 1.38%, 1/15/20			1,017,141	e	1,152,707
Notes, 2.38%, 1/15/17			18,203,412	e	20,497,333
U.S. Treasury Notes:
0.25%, 12/15/14			1,250,000		1,250,391
0.25%, 1/15/15			1,250,000		1,250,000
0.25%, 5/15/15			5,825,000		5,819,315
0.25%, 9/15/15			11,375,000	c	11,345,675
0.25%, 12/15/15			30,000,000		29,875,800
0.38%, 11/15/14			16,250,000	c	16,286,823
0.63%, 7/15/14			20,110,000	c	20,212,903
0.63%, 5/31/17			7,955,000	c	7,899,689
0.63%, 9/30/17			16,510,000	c	16,319,111
0.63%, 4/30/18			16,000,000	c	15,688,752
0.75%, 6/15/14			11,250,000		11,318,996

0.75%, 6/30/17			1,750,000		1,744,668
0.88%, 12/31/16			5,500,000		5,536,955
0.88%, 1/31/17			21,215,000	c	21,342,629
0.88%, 2/28/17			20,600,000		20,712,661
1.00%, 9/30/16			6,250,000	c	6,329,594
1.13%, 4/30/20			9,000,000	c	8,760,240
1.25%, 2/15/14			11,500,000		11,592,541
1.25%, 3/15/14			3,305,000		3,334,177
1.25%, 4/15/14			6,000,000		6,057,660
1.25%, 4/30/19			7,720,000		7,708,544
1.25%, 2/29/20			4,925,000	c	4,848,431
1.50%, 6/30/16			12,150,000	c	12,504,063
1.63%, 11/15/22			1,220,000	c	1,171,295
1.75%, 7/31/15			2,280,000	c	2,349,291
1.75%, 5/15/22			7,085,000		6,944,405
2.00%, 2/15/22			12,230,000		12,292,104
2.13%, 11/30/14			17,075,000		17,556,566
2.13%, 2/29/16			21,200,000	c	22,163,943
2.13%, 8/15/21			7,840,000		8,016,400
2.38%, 9/30/14			17,930,000	c	18,447,585
2.38%, 10/31/14			18,250,000	c	18,802,500
2.50%, 3/31/15			1,250,000		1,300,343
2.50%, 4/30/15			3,000,000		3,125,625
2.63%, 1/31/18			7,315,000		7,871,628
2.63%, 8/15/20			2,010,000	c	2,152,113
3.13%, 5/15/21			6,500,000		7,159,653
3.25%, 7/31/16			7,135,000		7,738,129
3.38%, 11/15/19			7,000,000	c	7,868,987
3.50%, 5/15/20			3,250,000	c	3,679,101
3.75%, 11/15/18			2,050,000		2,334,278
4.50%, 11/15/15			6,070,000	c	6,675,580
5.13%, 5/15/16			1,000,000		1,134,922
					492,786,027
Utilities--.7%
Duke Energy Carolinas,
First Mortgage Bonds	1.75	12/15/16	3,010,000		3,084,678
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	3,655,000		3,784,285
					6,868,963
Total Bonds and Notes
(cost $949,304,141)					972,477,736

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,221,920)			13,221,920	[f]	13,221,920
Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,002,664)			2,002,664	[f]	2,002,664
Total Investments (cost $964,528,725)			100.0%		987,702,320
Liabilities, Less Cash and Receivables			(.0%)		(92,871)
Net Assets			100.0%		987,609,449

BAN - Bond Anticipation Notes

GO - General Obligation
REMIC - Real Estate Mortgage Investment Conduit

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, these securities were valued at $10,616,175 or 1.1% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At May 31, 2013, the value of the fund's securities on loan was $123,173,629 and the value of the collateral held by the fund was $127,068,781, consisting of cash collateral of $2,002,664 and
U.S. Government and agency securities valued at $125,066,117.
d	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $23,173,595 of which $29,964,268 related to appreciated investment securities and $6,790,673 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	50.6
Corporate Bonds	41.2
Municipal Bonds	5.2
Foreign/Governmental	1.5
Money Market Investments	1.5
100.0

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	407,234,602	-	407,234,602
Foreign Government	-	14,725,566	-	14,725,566
Municipal Bonds	-	50,817,192	-	50,817,192
Mutual Funds	15,224,584	-	-	15,224,584
U.S. Government Agencies/Mortgage-Backed	-	6,914,349	-	6,914,349
U.S. Treasury	-	492,786,027	-	492,786,027

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
May 31, 2013 (Unaudited)

Common Stocks--99.0%	Shares		Value ($)
Automobiles & Components--5.2%
Bridgestone, ADR	8,362		554,902
Daimler	12,957		823,417
Denso, ADR	27,288		571,684
Fiat, ADR	21,195	a	168,288
Honda Motor, ADR	17,948		674,306
Nissan Motor, ADR	14,962		325,274
Toyota Motor, ADR	15,548		1,827,667
Volkswagen, ADR	12,300		525,456
			5,470,994
Banks--12.8%
Australia & New Zealand Banking
Group, ADR	40,598		1,063,262
Banco Bilbao Vizcaya Argentaria,
ADR	74,531		695,374
Banco Santander, ADR	104,502		752,414
Bank of Ireland, ADR	11,000	a	104,500
Bank of Yokohama, ADR	13,208		258,745
Barclays, ADR	33,044		634,114
BNP Paribas, ADR	20,711		610,974
Commerzbank, ADR	3,792		41,333
Commonwealth Bank of Australia,
ADR	6,823	b	1,312,111
Credit Agricole, ADR	22,091	a	102,944
Danske Bank, ADR	27,008	a	265,219
Erste Group Bank, ADR	11,283		183,349
Hachijuni Bank, ADR	2,799		143,253
Hang Seng Bank, ADR	24,669		396,431
HSBC Holdings, ADR	40,978		2,248,053
Intesa Sanpaolo, ADR	30,734		342,991
Lloyds Banking Group, ADR	149,180	a	556,441
Mitsubishi UFJ Financial Group,
ADR	72,092		428,226
National Australia Bank, ADR	32,103		919,751
Shinsei Bank, ADR	57,546		273,344
Shizuoka Bank, ADR	1,560		163,763
Societe Generale, ADR	47,845		380,368
Sumitomo Mitsui Financial Group,
ADR	13,296		107,299
Sumitomo Mitsui Trust Holdings,
ADR	8,240		34,526
United Overseas Bank, ADR	13,700		463,334
Westpac Banking, ADR	8,023		1,078,452
			13,560,571
Capital Goods--9.1%
ABB, ADR	372	a	8,106
Asahi Glass, ADR	38,076		271,101
Atlas Copco, Cl. A, ADR	13,747		367,595
Atlas Copco, Cl. B, ADR	17,820		423,047
BAE Systems, ADR	121		2,983
European Aeronautic Defence and
Space, ADR	7,893		453,769
Hutchison Whampoa, ADR	14,325		302,114

Invensys, ADR	28,090		169,945
ITOCHU, ADR	11,705		294,147
Kajima, ADR	8,417		246,871
Kawasaki Heavy Industries, ADR	20,754		281,424
Keppel, ADR	30,187		519,216
Komatsu, ADR	17,788		455,551
Kubota, ADR	6,271		469,635
Marubeni, ADR	4,423		308,947
Metso, ADR	9,062		349,340
Mitsubishi, ADR	10,957		388,754
Mitsui & Co., ADR	811		207,219
Nidec, ADR	6,281		107,279
NSK, ADR	20,210		372,875
Rolls-Royce Holdings, ADR	8,097		749,377
Sandvik, ADR	37,876		532,158
Siemens, ADR	161		16,921
SKF, ADR	26,290		641,476
Sumitomo, ADR	24,536		308,908
Sumitomo Electric Industries, ADR	2,702		331,545
Swire Pacific, Cl. A, ADR	14,906		188,114
TOTO, ADR	20,445		426,892
Volvo, ADR	29,652		436,774
			9,632,083
Commercial & Professional Services--1.3%
Dai Nippon Printing, ADR	12,828		108,781
Experian, ADR	31,640		583,758
Secom, ADR	37,120		471,424
Toppan Printing, ADR	39,905		258,983
			1,422,946
Consumer Durables & Apparel--2.1%
Adidas, ADR	10,475		574,239
Casio Computer, ADR	2,290		204,840
Electrolux, Cl. B, ADR	7,167		386,373
LVMH Moet Hennessy Louis Vuitton,
ADR	19,319		685,825
Panasonic, ADR	17,520		134,729
Sega Sammy Holdings, ADR	37,384		222,061
Sharp, ADR	2,118		9,849
Sony, ADR	2,522		50,818
			2,268,734
Consumer Services--1.1%
Compass Group, ADR	35,621		468,416
InterContinental Hotels Group, ADR	5,257		150,981
Sodexo, ADR	5,862		500,029
			1,119,426
Diversified Financials--3.3%
Credit Suisse Group, ADR	16,875		496,800
Daiwa Securities Group, ADR	57,790		480,813
Deutsche Bank	13,583		629,165
ING Groep, ADR	64,569	a	600,492
Nomura Holdings, ADR	10,857		84,033
ORIX, ADR	6,179		412,448
UBS	47,851	a	838,828
			3,542,579
Energy--7.4%
BG Group, ADR	40,135		734,069
BP, ADR	34,295		1,471,598
ENI, ADR	18,275		828,040
Repsol, ADR	15,407		352,512

Royal Dutch Shell, Cl. A, ADR	26,905		1,785,685
Royal Dutch Shell, Cl. B, ADR	1,593		109,646
Statoil, ADR	8,955		201,667
Technip, ADR	14,012		389,534
Total, ADR	26,169		1,304,525
Woodside Petroleum, ADR	19,215		660,420
			7,837,696
Food & Staples Retailing--1.8%
Aeon, ADR	52,968		619,196
Delhaize Group, ADR	5,473		347,700
J. Sainsbury, ADR	13,245		301,324
Koninklijke Ahold, ADR	8,454		137,969
Tesco, ADR	31,021		520,532
			1,926,721
Food, Beverage & Tobacco--8.0%
Ajinomoto, ADR	21,230		293,186
Anheuser-Busch, ADR	2,000		183,840
British American Tobacco, ADR	7,800		856,206
Coca-Cola Amatil, ADR	13,381		329,306
Coca-Cola HBC AG, ADR	3,685	a	96,252
Danone, ADR	31,852		473,002
Diageo, ADR	5,698		673,845
Heineken, ADR	14,209		495,042
Imperial Tobacco Group, ADR	5,587		403,437
Kirin Holdings, ADR	29,382		485,391
Nestle, ADR	33,155		2,198,840
Orkla, ADR	26,607		264,474
SABMiller, ADR	13,542		685,767
Unilever (NY Shares)	13,003		530,262
Unilever, ADR	7,390		310,454
Yamazaki Baking, ADR	2,023		234,406
			8,513,710
Health Care Equipment & Services--1.1%
Essilor International, ADR	9,284		514,334
Fresenius Medical Care & Co., ADR	8,450		285,526
Olympus, ADR	6,140		186,042
Smith & Nephew, ADR	2,393		139,608
			1,125,510
Household & Personal Products--1.8%
Henkel & Co., ADR	6,222		603,036
Kao, ADR	6,988		220,122
L'Oreal, ADR	21,664		734,410
Shiseido, ADR	4,862		69,094
Svenska Cellulosa, ADR	10,419		259,433
			1,886,095
Insurance--5.1%
Aegon (NY Shares)	54,000		370,980
Ageas, ADR	14,975		552,128
Allianz, ADR	69,670		1,084,065
AXA, ADR	28,100		562,562
Legal & General Group, ADR	58,300		791,073
MS&AD Insurance Group Holdings,
ADR	14,902		185,083
Prudential, ADR	23,450		792,845
Tokio Marine Holdings, ADR	13,055		381,859
Zurich Insurance Group, ADR	26,797	a	711,996
			5,432,591
Materials--8.8%
Air Liquide, ADR	25,611		655,129

Akzo Nobel, ADR	13,015		276,699
Alumina, ADR	8,220		31,811
Amcor, ADR	7,596		286,369
Anglo American, ADR	40,094		459,477
ArcelorMittal (NY Shares)	4,455		56,400
Asahi Kasei, ADR	17,985		242,438
BASF, ADR	11,896		1,158,670
BHP Billiton Ltd., ADR	9,704		633,865
BHP Billiton PLC, ADR	17,134		984,520
Boral, ADR	12,221		213,717
James Hardie Industries, ADR	6,824		314,928
Johnson Matthey, ADR	3,051		237,215
Kobe Steel, ADR	35,450		233,616
Koninklijke DSM, ADR	4,946		81,020
Lafarge, ADR	13,770		246,758
Newcrest Mining, ADR	12,139		166,668
Nippon Steel Sumitomo Metal, ADR	19,082		491,341
Nitto Denko, ADR	8,620		256,617
Norsk Hydro, ADR	40,233		183,865
OJI Holdings ADR	200		7,091
Rexam, ADR	3,182		128,044
Rio Tinto, ADR	19,600		837,312
Stora Enso, ADR	2,684		19,325
Syngenta, ADR	8,195		637,899
Teijin, ADR	5,424		125,403
Toray Industries, ADR	3,528		245,902
UPM-Kymmene, ADR	7,622		81,708
			9,293,807
Media--1.6%
British Sky Broadcasting Group,
ADR	4,995		235,914
Pearson, ADR	1,012		18,803
Publicis Groupe, ADR	24,564		447,065
Reed Elsevier, ADR	6,531		294,156
Wolters Kluwer, ADR	7,972		173,877
WPP, ADR	6,429		546,915
			1,716,730
Pharmaceuticals, Biotech & Life Sciences--9.1%
AstraZeneca, ADR	8,312		425,990
Bayer, ADR	11,580		1,245,082
Eisai, ADR	11,123		426,567
Elan, ADR	15,218	a	192,660
GlaxoSmithKline, ADR	14,399		745,436
Novartis, ADR	25,237		1,811,007
Novo Nordisk, ADR	5,815		936,797
Roche Holding, ADR	33,766		2,104,972
Sanofi, ADR	28,089		1,491,245
Teva Pharmaceutical Industries,
ADR	6,900		263,580
			9,643,336
Real Estate--3.5%
British Land, ADR	12,476		116,900
CapitaLand, ADR	32,796		176,442
Cheung Kong Holdings, ADR	22,243		312,069
City Developments, ADR	27,591		232,316
Daiwa House Industry, ADR	2,061		392,208
Hysan Development, ADR	23,301		206,680
Lend Lease Group, ADR	40,816		392,107
Mitsubishi Estate, ADR	19,000		478,230

Sino Land, ADR	25,641		191,246
Sun Hung Kai Properties, ADR	26,037		341,345
Tokyu Land, ADR	3,001		277,713
Westfield Group, ADR	26,214		575,135
			3,692,391
Retailing--1.2%
Hennes & Mauritz, ADR	82,506		561,866
Kingfisher, ADR	39,228		408,363
Marui Group, ADR	15,401		291,624
			1,261,853
Semiconductors & Semiconductor Equipment--.3%
Advantest, ADR	19,445		295,953
Software & Services--1.6%
Computershare, ADR	21,542		231,113
Dassault Systemes, ADR	2,335		294,911
NICE Systems, ADR	1,000		36,900
Sage Group, ADR	10,587		236,408
SAP, ADR	10,912		801,377
Trend Micro, ADR	4,337		132,452
			1,733,161
Technology Hardware & Equipment--2.7%
Canon, ADR	10,097		346,125
Ericsson, ADR	104		1,214
Fujifilm Holdings, ADR	9,819		204,923
Fujitsu, ADR	10,602		219,992
Hitachi, ADR	8,435		575,689
Kyocera, ADR	3,712		362,848
Mitsubishi Electric, ADR	18,575		356,454
Omron, ADR	11,660		347,235
Ricoh, ADR	4,031		235,169
TDK, ADR	4,571		174,836
			2,824,485
Telecommunication Services--4.6%
BT Group, ADR	4,903		223,871
Deutsche Telekom, ADR	47,984		550,856
France Telecom, ADR	11,452		115,665
Koninklijke KPN, ADR	15,329		51,199
Nippon Telegraph & Telephone, ADR	682		16,886
NTT DOCOMO, ADR	1,465		21,506
Portugal Telecom, ADR	17,340		73,001
Singapore Telecommunications, ADR	18,960		565,766
Swisscom, ADR	7,236		308,832
Telecom Corp of New Zealand, ADR	7,128		64,936
Telecom Italia, ADR	22,896		176,528
Telecom Italia, Cl. A, ADR	3,370		20,658
Telefonica, ADR	40,428	a	551,842
Telenor, ADR	6,496		408,274
Telstra, ADR	17,148		385,659
Vodafone Group, ADR	46,824		1,355,555
			4,891,034
Transportation--2.0%
ANA Holdings, ADR	23,722		100,081
Deutsche Lufthansa, ADR	20,366		439,295
International Consolidated
Airlines Group, ADR	15,562	a	330,381
MTR, ADR	18,662		738,037
Nippon Yusen, ADR	60,373		308,506
Ryanair Holdings, ADR	209		10,208
TNT Express, ADR	18,467		141,457

			2,067,965
Utilities--3.5%
Centrica, ADR	26,440		612,615
CLP Holdings, ADR	22,613		192,210
E.ON, ADR	2,044		34,625
Enel, ADR	114,307		432,080
Energias de Portugal, ADR	8,130		259,835
GDF Suez, ADR	15,036		308,238
Hong Kong & China Gas, ADR	141,714		405,302
Iberdrola, ADR	22,223		479,572
National Grid, ADR	308		18,344
RWE, ADR	9,180		314,874
SSE, ADR	16,682		393,862
United Utilities Group, ADR	8,447		194,112
Veolia Environnement, ADR	977		12,017
			3,657,686
Total Common Stocks
(cost $131,366,526)			104,818,057
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.08%, 6/13/13
(cost $94,998)	95,000	c	95,000

Other Investment--.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,622)	4,622	d	4,622
Total Investments (cost $131,466,146)	99.1%		104,917,679
Cash and Receivables (Net)	.9%		976,664
Net Assets	100.0%		105,894,343

ADR - American Depository Receipts

a Non-income producing security.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, this security was valued at $1,312,111 or 1.2% of net assets.
c Held by or on behalf of a counterparty for open financial futures positions.
d Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized depreciation on investments was $26,548,467 of which $14,361,323 related to appreciated investment securities and $40,909,790 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	12.8
Capital Goods	9.1
Pharmaceuticals, Biotech & Life Sciences	9.1
Materials	8.8
Food, Beverage & Tobacco	8.0
Energy	7.4
Automobiles & Components	5.2
Insurance	5.1
Telecommunication Services	4.6
Real Estate	3.5
Utilities	3.5
Diversified Financials	3.3

Technology Hardware & Equipment	2.7
Consumer Durables & Apparel	2.1
Transportation	2.0
Food & Staples Retailing	1.8
Household & Personal Products	1.8
Media	1.6
Software & Services	1.6
Commercial & Professional Services	1.3
Retailing	1.2
Consumer Services	1.1
Health Care Equipment & Services	1.1
Semiconductors & Semiconductor Equipment	.3
Short-Term/Money Market Investments	.1
99.1

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
May, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2013	($)
Financial Futures Long
MSCI EAFE Index	8	675,680	June 2013	(12,179)

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	104,818,057	-	-	104,818,057
Mutual Funds	4,622	-	-	4,622
U.S. Treasury	-	95,000	-	95,000
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(12,179)	-	-	(12,179)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
May 31, 2013 (Unaudited)

Common Stocks--95.6%	Shares	Value ($)
Australia--14.0%
Australia & New Zealand Banking Group	19,300	503,371
Bendigo and Adelaide Bank	79,600	747,217
Commonwealth Bank of Australia	32,400	2,052,428
Iluka Resources	355,800	3,762,007
Metcash	242,200	891,933
National Australia Bank	68,400	1,884,348
Tabcorp Holdings	462,100	1,441,922
Tatts Group	1,617,800	4,950,588
Telstra	622,600	2,816,190
Westpac Banking	114,000	3,062,005
		22,112,009
Brazil--1.8%
Cielo	97,248	2,452,313
Light	49,800	406,901
		2,859,214
China--6.4%
Anta Sports Products	3,076,800	2,842,252
Bank of China, Cl. H	1,444,000	680,682
Bosideng International Holdings	4,492,900	1,198,401
Dongyue Group	2,310,600	1,141,415
Guangzhou R&F Properties, Cl. H	1,640,600	3,047,156
Jiangsu Expressway, Cl. H	47,300	57,601
Zhejiang Expressway, Cl. H	1,201,300	1,060,495
		10,028,002
France--2.1%
France Telecom	24,550	249,449
GDF Suez	5,050	101,856
Neopost	7,600	503,662
Total	50,750	2,517,104
		3,372,071
Germany--1.2%
Deutsche Telekom	34,400	393,183
Muenchener Rueckversicherungs	7,800	1,460,131
RWE	50	1,717
		1,855,031
Hong Kong--3.0%
Hang Seng Bank	65,200	1,047,521
NWS Holdings	418,000	725,395
Shougang Fushan Resources Group	7,322,900	2,942,017
		4,714,933
Israel--2.1%
Bezeq Israeli Telecommunication	1,423,800	1,821,052
Israel Chemicals	130,400	1,452,285
		3,273,337
Italy--.2%
Enel	22,200	83,622

STMicroelectronics	11,700	108,112
		191,734
Japan--7.3%
Aozora Bank	1,780,000	5,154,171
Dai Nippon Printing	163,300	1,393,919
Daito Trust Construction	8,000	745,686
Mizuho Financial Group	789,300	1,493,435
NKSJ Holdings	83,400	1,877,996
Ricoh	74,400	866,436
		11,531,643
Netherlands--3.9%
Corio	31,649	1,406,783
Koninklijke Philips Electronics	6,900	194,993
Ziggo	127,400	4,575,869
		6,177,645
New Zealand--2.6%
Telecom Corporation of New Zealand	2,213,000	4,031,047
Norway--2.8%
Seadrill	107,500	4,360,259
Poland--4.1%
KGHM Polska Miedz	95,500	4,243,606
PGE	93,500	512,440
Synthos	1,027,000	1,668,483
		6,424,529
Portugal--.7%
Portugal Telecom	271,100	1,151,837
Singapore--.2%
StarHub	116,000	364,229
South Africa--5.6%
Kumba Iron Ore	68,500	3,515,642
MMI Holdings	936,900	2,207,613
Vodacom Group	284,900	3,154,382
		8,877,637
Spain--3.2%
ACS Actividades de Construccion y Servicios	60,200	1,684,236
Ferrovial	209,900	3,390,048
		5,074,284
Sweden--.3%
Ratos, Cl. B	19,200	165,132
Skanska, Cl. B	12,900	228,339
		393,471
Taiwan--.2%
Compal Electronics	116,000	70,890
Farglory Land Development	101,000	190,381
		261,271
Thailand--1.9%
Advanced Info Service	351,300	3,043,739
Turkey--6.8%
Ford Otomotiv Sanayi	449,300	6,809,380
Tupras Turkiye Petrol Rafinerileri	95,900	2,562,621
Turk Telekomunikasyon	333,800	1,287,970
		10,659,971

United Kingdom--18.0%
AstraZeneca	45,000		2,295,670
Aviva	132,500		662,885
BAE Systems	356,900		2,189,546
BP	103,500		740,841
British American Tobacco	113,124		6,212,954
GlaxoSmithKline	51,000		1,321,944
HSBC Holdings	89,400		979,292
ICAP	79,400		440,666
Legal & General Group	746,000		2,019,771
Man Group	179,100		307,810
Marks & Spencer Group	11,700		83,115
Resolution	372,700		1,628,657
Royal Dutch Shell, Cl. A	36,577		1,214,733
Royal Dutch Shell, Cl. B	9,000		310,940
RSA Insurance Group	1,068,300		1,865,602
SSE	57,500		1,344,549
Standard Life	453,500		2,666,579
TUI Travel	166,400		894,183
Vodafone Group	397,900		1,153,106
			28,332,843
United States--7.2%
iShares MSCI EAFE Index Fund	114,000		6,847,980
Vanguard FTSE Developed Markets ETF	122,000		4,537,180
			11,385,160
Total Common Stocks
(cost $139,871,445)			150,475,896

Preferred Stocks--2.6%	Shares		Value ($)
Brazil--.9%
AES Tiete	137,400		1,476,771
Germany--1.7%
ProSiebenSat.1 Media	66,800		2,676,059
Total Preferred Stocks
(cost $3,839,282)			4,152,830

Other Investment--2.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,196,923)	3,196,923	a	3,196,923
Total Investments (cost $146,907,650)	100.2%		157,825,649
Liabilities, Less Cash and Receivables	(.2%)		(313,028)
Net Assets	100.0%		157,512,621

a Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $10,917,999 of which $14,951,937 related to appreciated investment securities and $4,033,938 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	24.3
Telecommunication Services	15.3
Consumer Discretionary	13.3
Materials	11.9
Energy	7.4
Industrial	7.3
Exchange-Traded Funds	7.2
Consumer Staples	4.5
Utilities	2.5
Health Care	2.3
Information Technology	2.2
Others	2.0
100.2

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
May 31, 2013 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases;

Japanese Yen,
Expiring
6/3/2013a	167,725,543	1,640,540	1,669,658	29,118

Counterparty:
a UBS

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

				Level 3 -
		Level 2 - Other		Significant
	Level 1 - Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	-	139,090,736	++	-	139,090,736
Exchange-Traded Funds	11,385,160	-		-	11,385,160
Mutual Funds	3,196,923	-		-	3,196,923
Preferred Stocks+	-	4,152,830	++	-	4,152,830
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	29,118		-	29,118

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
May 31, 2013 (Unaudited)

Common Stocks--97.7%	Shares		Value ($)
Australia--4.6%
Australia & New Zealand Banking Group	120,918		3,153,711
Coca-Cola Amatil	110,620		1,360,171
Dexus Property Group	2,885,880		3,018,409
Primary Health Care	251,818		1,216,229
QBE Insurance Group	330,987		5,003,373
Rio Tinto	37,221		1,931,690
Spark Infrastructure Group	1,637,260		2,722,466
Westfield Group	225,500		2,469,008
Westpac Banking	131,030		3,519,426
			24,394,483
Belgium--.6%
Delhaize Group	46,657		2,944,038
China--.4%
Foxconn International Holdings	3,778,000	a	2,132,378
Denmark--.3%
Carlsberg, Cl. B	18,640		1,773,194
Finland--.7%
Kemira	68,410		1,059,126
Sampo, Cl. A	66,680		2,696,842
			3,755,968
France--11.8%
Alstom	88,136		3,320,160
Arkema	12,290		1,249,106
BNP Paribas	134,560		7,843,324
Cap Gemini	34,970		1,691,325
Carrefour	186,287		5,425,254
Cie de St-Gobain	90,830		3,935,551
Danone	57,160		4,198,843
Dassault Systemes	10,140		1,275,192
EDF	75,110		1,697,346
Fonciere Des Regions	26,150		2,199,657
GDF Suez	178,122		3,592,637
L'Oreal	10,470		1,755,182
Sanofi	103,449		10,879,127
Schneider Electric	32,370		2,533,203
Societe Generale	87,840		3,482,320
Total	155,372		7,706,157
			62,784,384
Germany--9.7%
Aixtron	180,123	a	3,210,309
Allianz	5,895		911,041
Bayer	54,580		5,871,134
Celesio	188,590		3,898,239
Commerzbank	74,040	a	775,622
Continental	15,150		1,998,578

Daimler	76,311		4,893,025
Deutsche Bank	5,910		273,751
Deutsche Bank	119,068		5,569,063
Deutsche Lufthansa	89,640	a	1,935,246
Deutsche Telekom	145,940		1,668,056
E.ON	69,950		1,183,493
Fresenius & Co.	15,160		1,794,537
Gerresheimer	23,730		1,426,157
Hannover Rueckversicherung	42,410		3,201,311
Muenchener Rueckversicherungs	13,010		2,435,424
Siemens	100,350		10,665,411
			51,710,397
Hong Kong--2.9%
Esprit Holdings	2,890,231		4,400,792
Hang Seng Bank	186,800		3,001,179
Pacific Basin Shipping	1,771,000		1,012,508
Sino Land	1,024,000		1,501,455
SJM Holdings	1,445,000		3,931,540
Yue Yuen Industrial Holdings	605,500		1,764,825
			15,612,299
Ireland--.7%
CRH	49,090		1,036,450
Smurfit Kappa Group	145,480		2,427,074
			3,463,524
Israel--.9%
Teva Pharmaceutical Industries, ADR	126,572		4,835,050
Italy--2.2%
Eni	62,260		1,407,850
Finmeccanica	315,271	a	1,722,328
Saras	2,448,987	a	3,632,356
STMicroelectronics	234,962		2,171,135
Telecom Italia	3,845,570		2,973,836
			11,907,505
Japan--22.9%
Aisin Seiki	66,700		2,415,306
Astellas Pharma	31,700		1,620,512
Daito Trust Construction	24,100		2,246,380
East Japan Railway	17,800		1,309,666
Fuji Heavy Industries	175,000		3,929,984
Fujitsu	662,000		2,742,854
Hitachi	666,000		4,510,424
Inpex	1,222		5,162,720
Isuzu Motors	370,000		2,762,086
ITOCHU	147,800		1,834,554
Japan Tobacco	98,300		3,329,385
Kao	93,900		2,916,553
KDDI	78,900		3,565,848
LIXIL Group	81,200		1,939,014
Matsumotokiyoshi Holdings	72,300		1,815,885
Mitsubishi	143,900		2,505,434
Mitsubishi UFJ Financial Group	1,172,600		6,924,664
Nihon Kohden	48,600		1,743,937

Nippon Express	712,000		3,188,928
Nippon Shokubai	440,000		4,308,690
Nippon Telegraph & Telephone	39,900		1,966,756
Nitto Denko	34,300		2,047,830
Nomura Holdings	104,400		806,960
Nomura Real Estate Holdings	89,900		1,994,955
Omron	150,200		4,464,515
Ricoh	321,800		3,747,568
Seven & I Holdings	78,200		2,655,363
Shimachu	62,800		1,567,043
Shimamura	13,600		1,557,599
Shin-Etsu Chemical	29,300		1,842,589
Sumitomo Electric Industries	202,200		2,432,059
Sumitomo Metal Mining	132,000		1,662,251
Sumitomo Mitsui Financial Group	208,800		8,173,048
Sumitomo Mitsui Trust Holdings	340,860		1,410,655
Taiyo Nippon Sanso	522,000		3,659,458
THK	67,000		1,427,649
Tokyo Electron	59,400		2,930,766
Toyo Suisan Kaisha	60,000		1,929,118
Toyota Motor	177,300		10,458,484
Yamada Denki	49,600		1,878,627
Yamaha Motor	165,500		2,562,551
			121,948,668
Netherlands--3.9%
Aegon	270,000		1,809,641
ING Groep	312,610	a	2,922,708
Koninklijke Philips Electronics	309,207		8,738,127
NXP Semiconductors	57,480	a	1,773,258
SBM Offshore	168,520	a	3,055,447
Unilever	53,670		2,176,176
			20,475,357
Norway--2.2%
DNB	173,130		2,787,946
Norsk Hydro	336,039		1,515,916
Orkla	292,900		2,471,609
Petroleum Geo-Services	122,410		1,809,299
Telenor	53,660		1,122,967
TGS Nopec Geophysical	52,588		1,832,360
			11,540,097
Singapore--1.9%
Avago Technologies	56,900		2,145,699
DBS Group Holdings	250,987		3,396,897
United Overseas Bank	270,000		4,560,995
			10,103,591
Spain--.4%
Red Electrica	39,590		2,095,079
Sweden--2.0%
Ericsson, Cl. B	412,129		4,820,174
Svenska Cellulosa, Cl. B	225,139		5,593,174
			10,413,348
Switzerland--9.7%

ABB	146,470	a	3,189,342
Adecco	108,324	a	6,020,203
Cie Financiere Richemont, Cl. A	14,990		1,317,554
Clariant	200,170	a	2,870,251
Novartis	225,259		16,141,099
Partners Group Holding	11,350		2,883,959
Roche Holding	32,475		8,035,624
Syngenta	6,040		2,370,123
UBS	330,459	a	5,747,673
Zurich Insurance Group	10,310	a	2,725,905
			51,301,733
United Arab Emirates--.3%
Dragon Oil	168,310		1,593,476
United Kingdom--19.4%
Aberdeen Asset Management	540,180		3,773,475
Anglo American	141,574		3,208,904
AZ Electronic Materials	70,260		335,675
Barclays	1,533,244		7,336,469
BHP Billiton	107,220		3,102,749
BP	859,650		6,153,273
Diageo	111,430		3,298,867
Direct Line Insurance Group	565,860		1,819,426
Drax Group	138,720		1,205,918
esure Group	391,870		1,854,706
Experian	167,670		3,078,848
Home Retail Group	956,365		2,259,693
HSBC Holdings	1,048,542		11,485,779
ITV	1,165,460		2,313,010
Kingfisher	529,140		2,768,986
National Grid	96,200		1,138,179
National Grid, ADR	19,860		1,182,862
Resolution	487,803		2,131,644
Rexam	136,825		1,093,887
Rio Tinto	76,787		3,313,127
Rolls-Royce Holdings	143,850	a	2,601,682
Royal Dutch Shell, Cl. A	217,539		7,224,533
Royal Dutch Shell, Cl. B	173,920		6,008,734
SABMiller	43,160		2,170,945
Shire	70,480		2,317,278
Smith & Nephew	258,541		3,005,125
Tesco	371,775		2,051,666
Unilever	104,185		4,379,386
Vodafone Group	3,201,437		9,277,700
WPP	84,670		1,446,188
			103,338,714
United States--.2%
iShares MSCI EAFE Index Fund	22,060		1,325,144
Total Common Stocks
(cost $529,841,110)			519,448,427

Preferred Stocks--.5%	Shares		Value ($)
Germany

ProSiebenSat.1 Media
(cost $2,096,151)		66,590	2,667,646

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $998,102)		998,102 [b]	998,102
Total Investments (cost $532,935,363)		98.4%	523,114,175
Cash and Receivables (Net)		1.6%	8,506,285
Net Assets		100.0%	531,620,460

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized depreciation on investments was $9,821,188 of which $52,375,107 related to appreciated investment securities and $62,196,295 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	24.1
Industrial	11.9
Health Care	11.8
Consumer Discretionary	10.7
Consumer Staples	9.8
Energy	8.6
Materials	7.3
Information Technology	7.1
Telecommunication Services	3.9
Utilities	2.8
Exchange-Traded Fund	.2
Money Market Investment	.2
98.4

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
May 31, 2013 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Danish Krone,
Expiring
6/3/2013	a	3,474,590	607,487	605,772	(1,715)

Hong Kong Dollar,
Expiring
6/3/2013	b	845,125	108,850	108,871	21

Japanese Yen,
Expiring
6/4/2013	c	28,478,905	281,715	283,499	1,784

Sales:			Proceeds ($)
Australian Dollar,
Expiring:
6/3/2013	d	361,155	347,977	345,643	2,334
6/4/2013	a	74,731	71,479	71,521	(42)

British Pound,
Expiring
6/3/2013	c	509,372	772,463	773,945	(1,482)

Euro,
Expiring:
6/3/2013	e	1,147,567	1,495,257	1,491,548	3,709
6/4/2013	e	118,536	153,740	154,067	(327)

Japanese Yen,
Expiring
6/3/2013	f	106,245,149	1,049,988	1,057,639	(7,651)

Norwegian Krone,
Expiring
6/3/2013	g	2,100,710	358,850	357,955	895

Singapore Dollar,
Expiring
6/3/2013	a	91,816	72,750	72,642	108

Swedish Krona,
Expiring
6/3/2013	e	268,432	40,745	40,528	217

Swiss Franc,
Expiring
6/3/2013	e	328,436	343,800	343,462	338

Gross Unrealized Appreciation	9,406
Gross Unrealized Depreciation	(11,217)

Counterparties:
a	Barclays Bank
b	Citigroup
c	Goldman Sachs
d	Deutsche Bank
e	UBS
f	JPMorgan Chase & Co.
g	Morgan Stanley

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	10,210,620	507,912,663	++	-	518,123,283
Exchange-Traded Funds	1,325,144	-		-	1,325,144
Mutual Funds	998,102	-		-	998,102
Preferred Stocks+	-	2,667,646	++	-	2,667,646
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	9,406		-	9,406
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(11,217)		-	(11,217)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market Opportunities Fund
May 31, 2013 (Unaudited)

Common Stocks--83.1%	Shares		Value ($)
Automobiles & Components--1.3%
Johnson Controls	70,399		2,630,107
Banks--3.1%
PNC Financial Services Group	41,580		2,978,791
Wells Fargo & Co.	85,720		3,475,946
			6,454,737
Capital Goods--11.0%
Boeing	18,382		1,820,185
Caterpillar	32,360		2,776,488
Donaldson	52,554		1,971,301
Dover	33,920		2,654,240
Eaton	58,000		3,831,480
Emerson Electric	29,110		1,672,661
Flowserve	13,490		2,268,074
MSC Industrial Direct, Cl. A	20,036		1,656,376
Precision Castparts	9,838		2,104,545
Rockwell Collins	21,678		1,403,651
W.W. Grainger	3,770		970,549
			23,129,550
Consumer Durables & Apparel--1.7%
Coach	23,980		1,397,075
NIKE, Cl. B	33,698		2,077,819
			3,474,894
Consumer Services--4.0%
Las Vegas Sands	44,140		2,555,706
McDonald's	17,849		1,723,678
Panera Bread, Cl. A	5,011	a	961,260
Starbucks	49,841		3,143,472
			8,384,116
Diversified Financials--1.6%
Invesco	99,583		3,359,930
Energy--9.2%
Apache	14,909		1,224,476
CARBO Ceramics	15,202		1,001,812
EOG Resources	14,198		1,832,962
Halliburton	68,211		2,854,630
Marathon Oil	68,210		2,345,742
National Oilwell Varco	36,110		2,538,533
Occidental Petroleum	15,911		1,464,926
Schlumberger	23,572		1,721,463
Southwestern Energy	60,555	a	2,282,318
Valero Energy	51,435		2,089,804
			19,356,666
Food & Staples Retailing--.9%
Wal-Mart Stores	24,216		1,812,325
Food, Beverage & Tobacco--3.9%
Coca-Cola	37,590		1,503,224
Mondelez International, Cl. A	112,714		3,320,554
PepsiCo	41,945		3,387,898
			8,211,676
Health Care Equipment & Services--5.7%
C.R. Bard	15,908		1,639,956
Express Scripts Holding	46,690	a	2,900,383
Meridian Bioscience	63,635		1,375,152
ResMed	56,920		2,732,160
Stryker	26,812		1,780,049
Varian Medical Systems	22,566	a	1,512,148
			11,939,848
Household & Personal Products--2.0%
Colgate-Palmolive	31,696		1,833,297
Procter & Gamble	31,010		2,380,328
			4,213,625
Insurance--1.8%

MetLife	87,180		3,854,228
Materials--3.8%
Celanese, Ser. A	49,606		2,448,056
Monsanto	21,388		2,152,488
Praxair	13,725		1,569,179
Sigma-Aldrich	22,330		1,868,128
			8,037,851
Media--2.5%
Comcast, Cl. A	49,970		2,006,295
Walt Disney	52,889		3,336,238
			5,342,533
Pharmaceuticals, Biotech & Life Sciences--6.3%
Celgene	14,438	a	1,785,259
GlaxoSmithKline, ADR	73,320		3,795,776
Johnson & Johnson	21,390		1,800,610
Shire, ADR	28,090		2,766,022
Teva Pharmaceutical Industries,
ADR	80,250		3,065,550
			13,213,217
Retailing--5.4%
Family Dollar Stores	27,811		1,700,643
Lowe's	71,135		2,995,495
The TJX Companies	60,446		3,059,172
Tractor Supply	16,676		1,867,378
Urban Outfitters	38,060	a	1,595,856
			11,218,544
Semiconductors & Semiconductor Equipment--.7%
Intel	58,862		1,429,169
Software & Services--12.1%
Adobe Systems	102,217	a	4,386,131
Automatic Data Processing	27,165		1,866,779
Google, Cl. A	5,780	a	5,030,970
MasterCard, Cl. A	5,299		3,021,755
Microsoft	47,549		1,658,509
Oracle	52,206		1,762,475
Paychex	47,376		1,763,808
salesforce.com	59,240	a	2,507,629
Yahoo!	126,940	a	3,338,522
			25,336,578
Technology Hardware & Equipment--4.5%
Amphenol, Cl. A	27,634		2,152,688
Apple	8,393		3,774,164
Cisco Systems	82,783		1,993,414
QUALCOMM	24,152		1,533,169
			9,453,435
Transportation--1.6%
C.H. Robinson Worldwide	25,278		1,433,010
Expeditors International of
Washington	46,550		1,816,847
			3,249,857
Total Common Stocks
(cost $142,233,655)			174,102,886

Other Investment--17.4%
Registered Investment Companies:
BNY Mellon U.S. Core Equity 130/30
Fund, Cl. M	1,446,999	b	19,664,722
Dreyfus Institutional Preferred
Plus Money Market Fund	4,301,069	c	4,301,069
Dreyfus Research Growth Fund, Cl.
I	1,067,006	b	12,398,613
Total Other Investment
(cost $31,638,243)			36,364,404

Total Investments (cost $173,871,898)	100.5%		210,467,290
Liabilities, Less Cash and Receivables	(.5%)		(1,085,888)
Net Assets	100.0%		209,381,402

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated mutual fund.
c	Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $36,595,392 of which $38,394,247 related to appreciated investment securities and $1,798,855 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	15.3
Software & Services	12.1
Capital Goods	11.0
Energy	9.2
Pharmaceuticals, Biotech & Life Sciences	6.3
Health Care Equipment & Services	5.7
Retailing	5.4
Technology Hardware & Equipment	4.5
Consumer Services	4.0
Food, Beverage & Tobacco	3.9
Materials	3.8
Banks	3.1
Media	2.5
Money Market Investment	2.1
Household & Personal Products	2.0
Insurance	1.8
Consumer Durables & Apparel	1.7
Diversified Financials	1.6
Transportation	1.6
Automobiles & Components	1.3
Food & Staples Retailing	.9
Semiconductors & Semiconductor Equipment	.7
100.5

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	164,475,538	-	-	164,475,538
Equity Securities - Foreign Common Stocks+	9,627,348	-	-	9,627,348
Mutual Funds	36,364,404	-	-	36,364,404

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

BNY Mellon Large Cap Stock Fund

May 31, 2013 (Unaudited)

Common Stocks--99.8%	Shares		Value ($)
Banks--2.5%
Wells Fargo & Co.	470,590		19,082,425
Capital Goods--4.1%
Danaher	108,850		6,729,107
Eaton	109,457		7,230,729
Fluor	111,300		7,035,273
General Electric	476,376		11,109,088
			32,104,197
Commercial & Professional Services--2.0%
ADT	129,940	a	5,274,265
Robert Half International	106,290		3,694,640
Tyco International	206,330		6,976,017
			15,944,922
Consumer Durables & Apparel--1.6%
NIKE, Cl. B	141,010		8,694,677
PVH	35,200		4,054,688
			12,749,365
Diversified Financials--12.0%
American Express	189,060		14,313,733
Ameriprise Financial	115,120		9,384,582
Bank of America	1,048,940		14,328,520
Capital One Financial	110,320		6,721,798
IntercontinentalExchange	49,030	a	8,394,426
JPMorgan Chase & Co.	336,456		18,367,133
Moody's	245,350		16,301,054
T. Rowe Price Group	74,720		5,668,259
			93,479,505
Energy--9.1%
Anadarko Petroleum	110,020		9,623,449
EOG Resources	46,090		5,950,219
Exxon Mobil	201,410		18,221,563
National Oilwell Varco	111,690		7,851,807
Occidental Petroleum	112,570		10,364,320
Schlumberger	162,680		11,880,520
TransCanada	145,030		6,649,626
			70,541,504
Exchange-Traded Funds--.4%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	16,740		2,736,153
Food & Staples Retailing--3.5%
CVS Caremark	191,510		11,027,146
Wal-Mart Stores	212,600		15,910,984
			26,938,130
Food, Beverage & Tobacco--10.5%
Beam	190,140		12,328,678
ConAgra Foods	188,960		6,366,062

PepsiCo	348,600		28,156,422
Philip Morris International	305,360		27,760,278
Unilever, ADR	155,720		6,541,797
			81,153,237
Health Care Equipment & Services--4.1%
Cigna	111,890		7,597,331
Express Scripts Holding	148,070	a	9,198,108
HCA Holdings	159,640		6,235,538
McKesson	74,130		8,440,442
			31,471,419
Insurance--2.7%
American International Group	224,850	a	9,996,831
Chubb	128,360		11,180,156
			21,176,987
Materials--1.8%
LyondellBasell Industries, Cl. A	102,280		6,816,962
Praxair	65,310		7,466,892
			14,283,854
Media--6.2%
CBS, Cl. B	295,460		14,625,270
News Corp., Cl. A	532,070		17,084,768
Walt Disney	258,190		16,286,625
			47,996,663
Pharmaceuticals, Biotech & Life Sciences--10.7%
Eli Lilly & Co.	287,410		15,278,716
Johnson & Johnson	273,200		22,997,976
Merck & Co.	201,020		9,387,634
Pfizer	1,035,020		28,183,595
Sanofi, ADR	139,930		7,428,884
			83,276,805
Real Estate--1.0%
American Tower	46,670	b	3,632,793
CBRE Group, Cl. A	172,200	a	3,991,596
			7,624,389
Retailing--2.8%
Amazon.com	19,220	a	5,170,756
Best Buy	297,710		8,201,911
Target	117,280		8,150,960
			21,523,627
Semiconductors & Semiconductor Equipment--.8%
Texas Instruments	165,810		5,950,920
Software & Services--9.1%
Accenture, Cl. A	82,470		6,771,612
Alliance Data Systems	59,320	a	10,504,979
Cognizant Technology Solutions,
Cl. A	155,520	a	10,054,368
Facebook, Cl. A	165,810		4,037,473
Informatica	161,510	a	5,872,504
Intuit	126,390		7,386,232
Oracle	332,130		11,212,709
Teradata	96,638	a	5,387,569
Visa, Cl. A	52,950		9,432,513

			70,659,959
Technology Hardware & Equipment--8.5%
Amphenol, Cl. A	60,300		4,697,370
Apple	40,000		17,987,200
Cisco Systems	606,200		14,597,296
EMC	549,130		13,596,459
Juniper Networks	233,180	a	4,134,281
QUALCOMM	176,900		11,229,612
			66,242,218
Telecommunication Services--1.6%
AT&T	360,539		12,615,260
Transportation--1.6%
FedEx	127,870		12,318,996
Utilities--3.2%
DTE Energy	116,600		7,766,725
NextEra Energy	221,910		16,780,834
			24,547,559
Total Common Stocks
(cost $582,003,661)			774,418,094

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $81,931)	81,931	[c]	81,931

Total Investments (cost $582,085,592)	99.8%		774,500,025
Cash and Receivables (Net)	.2%		1,393,021
Net Assets	100.0%		775,893,046
ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $192,414,433 of which $196,947,418 related to appreciated investment securities and $4,532,985 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	12.0
Pharmaceuticals, Biotech & Life Sciences	10.7
Food, Beverage & Tobacco	10.5
Energy	9.1
Software & Services	9.1
Technology Hardware & Equipment	8.5
Media	6.2
Capital Goods	4.1
Health Care Equipment & Services	4.1
Food & Staples Retailing	3.5
Utilities	3.2

Retailing	2.8
Insurance	2.7
Banks	2.5
Commercial & Professional Services	2.0
Materials	1.8
Consumer Durables & Apparel	1.6
Telecommunication Services	1.6
Transportation	1.6
Real Estate	1.0
Semiconductors & Semiconductor Equipment	.8
Exchange-Traded Funds	.4
Money Market Investments	.0
99.8

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	751,061,634	-	-	751,061,634
Equity Securities - Foreign Common Stocks+	20,620,307	-	-	20,620,307
Exchange-Traded Funds	2,736,153	-	-	2,736,153
Mutual Funds	81,931	-	-	81,931

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

May 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.7%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts--88.4%
Barnstable,
GO	4.00	9/15/21	580,000	677,162
Barnstable,
GO	4.00	9/15/22	560,000	652,450
Boston,
GO	4.00	4/1/18	3,000,000	3,426,690
Boston,
GO	4.00	10/1/19	910,000	1,056,201
Boston,
GO	5.00	4/1/20	5,000,000	6,134,300
Boston,
GO	5.00	3/1/21	2,000,000	2,285,120
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/17	2,000,000	2,358,680
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/18	1,500,000	1,804,860
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/24	1,000,000	1,219,200
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/25	2,500,000	2,930,050
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/26	2,480,000	2,861,474
Brockton,
GO (Municipal Purpose Loan)
(Insured; AMBAC)	5.00	6/1/19	1,430,000	1,543,699
Everett,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	12/15/17	1,250,000	1,341,063
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/19	625,000	720,594
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/20	605,000	697,704
Groton-Dunstable Regional School
District, GO	5.00	9/1/20	725,000	871,167
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/16	1,580,000	1,783,946
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/18	505,000	565,666
Hopedale,

GO (Insured; AMBAC)	5.00	11/15/19	650,000		694,077
Mansfield,
GO (Insured; AMBAC)	5.00	8/15/17	1,395,000		1,529,771
Massachusetts,
GO	0.64	11/1/18	2,500,000	a	2,524,375
Massachusetts,
GO	5.25	8/1/20	1,060,000		1,310,584
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,257,610
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/20	4,000,000		4,731,120
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/23	310,000		374,499
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/22	5,825,000		6,786,708
Massachusetts,
GO (Consolidated Loan)
(Insured; FGIC)	5.50	8/1/18	1,035,000		1,269,924
Massachusetts,
GO (Consolidated Loan)
(Prerefunded)	5.00	8/1/16	1,000,000	b	1,138,760
Massachusetts,
GO (Insured; AMBAC)	5.50	10/1/18	225,000		277,454
Massachusetts,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/20	1,500,000		1,884,915
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	2.81	1/1/16	3,540,000	a	3,760,542
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/18	4,000,000		4,774,680
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/16	105,000		120,816
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/18	1,250,000		1,509,575
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/20	2,500,000		3,058,650
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,000,000		2,497,340
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	2,430,000		3,056,600
Massachusetts Clean Energy
Cooperative Corporation,
Massachusetts Clean Energy
Cooperative Revenue	5.00	7/1/26	2,965,000		3,473,409
Massachusetts College Building

Authority, Project Revenue	5.00	5/1/23	1,000,000	1,173,590
Massachusetts College Building
Authority, Revenue	5.00	5/1/24	2,500,000	2,996,375
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/23	1,400,000	1,540,280
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/24	1,465,000	1,604,937
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/16	1,000,000	1,092,220
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/19	1,055,000	1,156,808
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	2,000,000	2,155,000
Massachusetts Development Finance
Agency, Recovery Zone Facility
Revenue (Dominion Energy
Brayton Point Issue)	2.25	9/1/16	2,560,000	2,640,819
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/20	1,000,000	1,147,720
Massachusetts Development Finance
Agency, Revenue (College of
the Holy Cross Issue)	5.00	9/1/21	1,800,000	2,111,958
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	4.75	3/1/20	530,000	567,948
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.25	3/1/26	1,000,000	1,068,450
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.00	3/1/36	1,000,000	1,027,180
Massachusetts Development Finance
Agency, Revenue (Emerson
College Issue)	4.00	1/1/14	225,000	229,147
Massachusetts Development Finance
Agency, Revenue (Harvard
University Issue)	5.00	10/15/20	1,700,000	2,105,569
Massachusetts Development Finance
Agency, Revenue (Olin College
Issue) (Insured; XLCA)	5.25	7/1/33	5,000,000	5,020,750
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,825,000	2,125,103
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/26	2,000,000	2,313,940
Massachusetts Development Finance
Agency, Revenue (Southcoast
Health System Obligated Group

Issue)	4.00	7/1/20	530,000	599,870
Massachusetts Development Finance
Agency, Revenue (Southcoast
Health System Obligated Group
Issue)	5.00	7/1/27	500,000	573,085
Massachusetts Development Finance
Agency, Revenue (The Broad
Institute Issue)	5.25	4/1/23	3,675,000	4,309,930
Massachusetts Development Finance
Agency, Revenue (The Broad
Institute Issue)	5.25	4/1/24	2,500,000	2,901,825
Massachusetts Development Finance
Agency, Revenue (The Park
School Issue)	5.00	9/1/21	300,000	347,226
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/15	600,000	632,196
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/17	925,000	1,020,312
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.00	7/1/17	2,500,000	2,811,475
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.00	7/1/19	2,000,000	2,304,300
Massachusetts Development Finance
Agency, Revenue (Williams
College Issue)	4.00	7/1/21	2,000,000	2,325,580
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	4.00	10/1/17	730,000	822,885
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/19	910,000	1,095,322
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/20	905,000	1,097,892
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/21	830,000	1,012,401
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project)	2.13	12/1/15	1,250,000	1,274,513
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.75	5/1/19	2,000,000	2,400,540
Massachusetts Development Finance

Agency, SWDR (Waste
Management, Inc. Project)	5.45	6/1/14	1,000,000	1,044,780
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/24	2,155,000	2,442,994
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/32	2,000,000	2,211,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/37	3,250,000	3,542,793
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.13	11/15/35	1,000,000	1,067,240
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue)	5.00	7/1/18	690,000	812,406
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Capital Asset Program)
(Insured; National Public
Finance Guarantee Corp.)	5.38	2/1/27	1,650,000	1,833,859
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/20	1,000,000	1,146,660
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/23	1,325,000	1,519,324
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000	3,166,267
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000	2,254,580
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.00	12/1/37	2,500,000	2,715,050
Massachusetts Health and
Educational Facilities

Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.13	8/1/22	2,000,000	2,004,040
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/21	5,385,000	6,738,951
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/25	2,500,000	2,974,725
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/27	3,230,000	3,812,046
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/21	1,400,000	1,616,790
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/26	2,525,000	2,844,816
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/27	1,000,000	1,119,860
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/14	500,000	518,205
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/15	500,000	534,105
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.50	7/1/22	1,800,000	2,335,680
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	3,335,000	4,204,601
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/38	1,000,000	1,127,330
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/22	500,000	520,790

Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	2,495,000	2,870,348
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	1,000,000	1,177,530
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.63	10/1/29	3,000,000	3,533,550
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000	3,349,320
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/16	95,000	95,348
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/18	1,500,000	1,732,650
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/21	1,235,000	1,411,605
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/22	250,000	284,790
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	1,000,000	1,252,410
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	1,800,000	2,058,948
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,500,000	1,712,820
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.25	8/15/23	1,000,000	1,180,330
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	2,000,000	2,321,760
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	2,000,000	2,124,360

Massachusetts Housing Finance
Agency, Housing Revenue	4.00	6/1/19	3,255,000	3,525,198
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	200,000	201,876
Massachusetts Port Authority,
Revenue	4.00	7/1/20	1,000,000	1,148,210
Massachusetts Port Authority,
Revenue	5.00	7/1/28	2,500,000	2,905,850
Massachusetts Port Authority,
Revenue (Insured; AMBAC)	5.00	7/1/19	5,000,000	5,455,350
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	4,000,000	4,631,680
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/21	5,000,000	6,141,700
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/25	6,380,000	7,655,171
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/27	4,655,000	5,470,323
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/20	5,000,000	5,767,100
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.63	8/1/13	25,000	25,112
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/18	75,000	75,293
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/21	2,625,000	3,036,416
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/23	1,500,000	1,922,325
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/32	605,000	606,990
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Bonds	5.00	8/1/18	3,120,000	3,742,222
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Bonds	5.00	2/1/26	3,000,000	3,649,980
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	155,000	155,632
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/19	2,475,000	2,990,146
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/22	2,500,000	3,084,025
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/27	5,000,000	5,890,000
Massachusetts Water Resources
Authority, General Revenue

(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/19	1,405,000		1,643,836
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	935,000		1,091,033
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/24	2,340,000		2,718,050
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	95,000	b	112,508
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	65,000	b	76,979
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	160,000	b	189,486
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/16	1,000,000		1,147,010
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/18	1,275,000		1,447,864
Milton,
GO School Bonds	5.00	3/1/23	500,000		538,805
Milton,
GO School Bonds	5.00	3/1/24	500,000		538,710
Milton,
GO School Bonds	5.00	3/1/25	500,000		538,530
Northbridge,
GO (Insured; AMBAC)	5.25	2/15/17	60,000		60,544
Pembroke,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/20	960,000		1,079,434
Randolph,
GO (Insured; AMBAC)	5.00	9/1/24	490,000		519,405
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/22	1,175,000		1,305,542
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/23	1,235,000		1,368,195
University of Massachusetts
Building Authority, Project
Revenue	5.00	11/1/18	1,370,000		1,641,274
Waltham,
GO (Municipal Purpose Loan)	5.00	2/1/19	1,195,000		1,432,255

Westwood,
GO	4.00	6/1/18	1,105,000	1,263,777
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/16	1,000,000	1,067,760
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/18	625,000	674,881
U.S. Related--8.3%
Guam,
Business Privilege Tax Revenue	5.00	1/1/25	1,500,000	1,703,025
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	500,000	576,055
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000	1,093,700
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/18	2,250,000	2,408,085
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	1,500,000	1,539,165
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,135,000	1,192,590
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	1,000,000	1,066,370
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	2,000,000	2,062,520
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	1,000,000	1,026,510
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	2,000,000	2,056,820
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	1,090,000	1,139,464
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FGIC)	5.50	7/1/16	3,265,000	3,757,884
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/15	305,000	305,903
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/16	330,000	330,977
Puerto Rico Infrastructure
Financing Authority, Revenue
(Ports Authority Project)	6.00	12/15/26	2,500,000	2,658,575
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/20	2,260,000	2,293,086

Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/22	1,780,000		1,837,369
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000	c	1,024,460
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000	c	598,770
Total Long-Term Municipal Investments
(cost $313,284,235)					332,991,047
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.2%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts;
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; Bank of America)	0.12	6/3/13	300,000	d	300,000
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; U.S. Bank NA)	0.08	6/3/13	300,000	d	300,000
Massachusetts,
GO Notes (Consolidated Loan)	0.46	6/7/13	3,500,000	d	3,501,365
Massachusetts,
GO Notes (Consolidated Loan)	0.55	6/7/13	1,500,000	d	1,500,915
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
JPMorgan Chase Bank)	0.08	6/3/13	1,700,000	d	1,700,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Stonehill
College Issue) (LOC; JPMorgan
Chase Bank)	0.06	6/3/13	200,000	d	200,000
Total Short-Term Municipal Investments
(cost $7,500,000)					7,502,280
Total Investments (cost $320,784,235)			98.9%		340,493,327
Cash and Receivables (Net)			1.1%		3,652,625
Net Assets			100.0%		344,145,952

a	Variable rate security--interest rate subject to periodic change.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2013, net unrealized appreciation on investments was $19,709,092 of which $20,689,442 related to appreciated investment securities and $980,350 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts
Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 5/31/2013	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	70	(9,045,313)	September 2013	22,969

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	340,493,327	-	340,493,327
Other Financial Instruments:
Financial Futures+	22,969	-	-	22,969

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund
May 31, 2013 (Unaudited)

Common Stocks--98.2%	Shares		Value ($)
Automobiles & Components--2.2%
BorgWarner	42,050	a	3,408,993
Dana Holding	163,100		3,085,852
Delphi Automotive	142,880		6,973,973
Gentex	13,500		308,745
Goodyear Tire & Rubber	23,150	a	350,491
Harley-Davidson	22,210		1,211,333
Lear	139,445		8,363,911
Tesla Motors	8,990	a,b	878,862
Thor Industries	7,630		325,877
TRW Automotive Holdings	130,130	a	8,243,736
Visteon	7,780	a	493,797
			33,645,570
Banks--4.5%
BB&T	118,855		3,912,707
BOK Financial	10,680		695,268
CIT Group	19,940	a	918,835
Comerica	218,115		8,613,361
Commerce Bancshares	1,184		51,528
Cullen/Frost Bankers	17,560	b	1,129,986
East West Bancorp	278,747		7,342,196
Fifth Third Bancorp	500,710		9,112,922
First Citizens Bancshares, Cl. A	2,360		465,557
First Horizon National	48,180		553,106
First Niagara Financial Group	63,160		617,073
First Republic Bank	111,450		4,141,482
Fulton Financial	57,550		661,249
Hudson City Bancorp	80,230		681,955
Huntington Bancshares	268,615		2,081,766
KeyCorp	44,020		474,536
M&T Bank	11,260		1,181,174
New York Community Bancorp	27,660		361,793
People's United Financial	56,980		784,045
Popular	18,490	a	554,700
Prosperity Bancshares	86,890		4,352,320
Regions Financial	126,240		1,152,571
Signature Bank	64,343	a	4,965,993
SunTrust Banks	398,670		12,793,320
TCF Financial	33,090		476,496
Zions Bancorporation	31,720		889,746
			68,965,685
Capital Goods--10.8%
AECOM Technology	17,410	a	536,054
AGCO	29,750		1,650,232
AMETEK	228,407		9,855,762
B/E Aerospace	23,200	a	1,471,808
Beacon Roofing Supply	22,673	a	934,581
Chart Industries	47,020	a	4,574,106
Chicago Bridge & Iron & Co.	14,398		911,393
Curtiss-Wright	74,423		2,706,020
Donaldson	37,010		1,388,245
Dover	57,320		4,485,290

Eaton	42,790		2,826,707
Fastenal	84,248		4,396,061
Flowserve	29,690		4,991,780
Fluor	54,355		3,435,780
Fortune Brands Home & Security	99,980		4,227,154
Foster Wheeler	220,970	a	5,086,729
GATX	10,380		518,273
Hubbell, Cl. B	13,040		1,309,607
Huntington Ingalls Industries	56,965		3,145,607
IDEX	64,684	b	3,560,854
Ingersoll-Rand	210,700		12,121,571
Jacobs Engineering Group	85,220	a	4,858,392
Joy Global	7,010		379,101
KBR	26,080		941,488
L-3 Communications Holdings	3,480		296,113
Lincoln Electric Holdings	11,160		667,368
Masco	123,655		2,599,228
MSC Industrial Direct, Cl. A	46,200		3,819,354
Navistar International	9,390	a,b	336,819
Nordson	6,990		497,828
Owens Corning	13,460	a	588,202
PACCAR	93,040		4,986,944
Pall	38,519		2,626,996
Parker Hannifin	165,235		16,483,844
Pentair	16,590		966,202
Quanta Services	17,420	a	494,205
Regal-Beloit	102,520		6,921,125
Rockwell Automation	14,490		1,275,410
Rockwell Collins	16,770		1,085,857
Roper Industries	90,512		11,243,401
Snap-on	3,450		314,260
SPX	5,980		471,942
Stanley Black & Decker	38,085		3,017,094
Terex	17,940	a	643,508
Textron	72,350		1,950,556
Timken	28,370		1,610,281
TransDigm Group	8,180		1,195,098
Trinity Industries	140,360		5,744,935
Triumph Group	11,410		885,986
United Rentals	15,670	a	890,683
W.W. Grainger	4,230		1,088,971
WABCO Holdings	17,940	a	1,353,035
Wabtec	53,451		5,880,145
WESCO International	56,220	a,b	4,174,897
Xylem	21,890		615,985
			165,038,867
Commercial & Professional Services--2.7%
ADT	54,410	a	2,208,502
Avery Dennison	13,850		602,475
Cintas	10,630	b	485,313
Clean Harbors	68,199	a	3,900,983
Copart	87,368	a	3,004,586
DeVry	14,200	b	443,466
FTI Consulting	68,711	a,b	2,610,331
IHS, Cl. A	44,276	a	4,654,736
Iron Mountain	16,224		581,468
ITT Educational Services	12,350	a,b	296,030
Manpowergroup	46,175		2,644,442

Republic Services	27,490		937,409
Robert Half International	101,345		3,522,752
Stericycle	53,394	a	5,860,525
Towers Watson & Co., Cl. A	96,925		7,529,134
Verisk Analytics, Cl. A	20,180	a	1,186,988
Waste Connections	34,610		1,392,706
			41,861,846
Consumer Durables & Apparel--4.1%
Brunswick	64,815		2,175,840
Coach	91,658		5,339,995
Fossil	35,650	a	3,786,030
Hanesbrands	12,810		638,707
Harman International Industries	34,330		1,822,923
Hasbro	11,850		527,088
Jarden	11,335	a	527,984
Leggett & Platt	22,780		728,960
Lennar, Cl. A	14,390	b	565,815
Mattel	27,510		1,231,072
Michael Kors Holdings	79,730	a	5,008,639
Mohawk Industries	16,270	a	1,808,736
Newell Rubbermaid	389,285		10,526,266
NVR	650	a	639,152
Polaris Industries	58,750	b	5,611,212
PulteGroup	29,770	a	642,734
PVH	38,010		4,378,372
Ralph Lauren	10,530		1,843,698
Toll Brothers	78,650	a	2,687,471
Tupperware Brands	8,780		711,004
Under Armour, Cl. A	146,475	a,b	9,081,450
VF	7,220		1,327,469
Whirlpool	8,340		1,065,518
			62,676,135
Consumer Services--1.8%
Brinker International	12,330		483,459
Chipotle Mexican Grill	11,182	a	4,036,702
Darden Restaurants	8,510		440,818
Hyatt Hotels, Cl. A	9,770	a	401,742
International Game Technology	41,950		750,066
Marriott International, Cl. A	11,320		475,553
MGM Resorts International	53,440	a	810,685
Panera Bread, Cl. A	36,135	a	6,931,777
Penn National Gaming	6,790	a	373,722
Royal Caribbean Cruises	10,310		360,953
Service Corporation International	28,130		505,777
Starwood Hotels & Resorts
Worldwide	99,310	c	6,782,873
Weight Watchers International	2,830	b	129,755
Wyndham Worldwide	6,700		389,404
Wynn Resorts	33,670		4,575,416
			27,448,702
Diversified Financials--6.5%
Affiliated Managers Group	58,706	a	9,627,784
American Capital	30,120	a	401,500
Ameriprise Financial	22,290		1,817,081
Charles Schwab	100,520		1,996,327
Discover Financial Services	81,230		3,851,114
Dun & Bradstreet	8,320	b	816,525
E*TRADE Financial	556,670	a	6,474,072

Equifax	114,515		6,973,963
H&R Block	134,350		3,932,424
IntercontinentalExchange	31,706	a,b	5,428,384
Invesco	231,990		7,827,343
Legg Mason	19,970		699,749
Leucadia National	37,484		1,176,248
McGraw-Hill Financial	54,140		2,953,337
Moody's	53,150		3,531,286
NASDAQ OMX Group	23,680		744,973
Northern Trust	71,110		4,135,046
NYSE Euronext	26,690		1,073,739
Principal Financial Group	157,270		5,952,669
Raymond James Financial	146,325		6,433,910
SEI Investments	68,805		2,106,121
SLM	138,445		3,286,684
State Street	30,895		2,044,631
T. Rowe Price Group	25,130		1,906,362
TD Ameritrade Holding	618,780		14,504,203
			99,695,475
Energy--6.5%
Alpha Natural Resources	87,220	a,b	582,630
Cabot Oil & Gas	33,180		2,334,545
Cameron International	115,115	a	7,007,050
Cheniere Energy	25,110	a	736,978
Cimarex Energy	6,850		480,459
Cobalt International Energy	20,440	a	530,214
Concho Resources	53,241	a	4,454,142
CONSOL Energy	22,710		787,583
Denbury Resources	53,490	a	981,542
Diamond Offshore Drilling	20	b	1,376
Dresser-Rand Group	76,580	a	4,640,748
Ensco, Cl. A	51,450		3,095,746
EQT	85,945		6,865,287
ERA Group	5,860	a	150,954
EXCO Resources	16,630	b	135,202
FMC Technologies	80,057	a	4,455,973
Helmerich & Payne	13,000		802,620
HollyFrontier	23,390		1,157,805
Kosmos Energy	103,015	a	1,063,115
Laredo Petroleum Holdings	24,300	a,b	470,448
Marathon Oil	54,590		1,877,350
Marathon Petroleum	55,570		4,584,525
Murphy Oil	20,310		1,286,029
Nabors Industries	31,410		502,874
National Oilwell Varco	24,780		1,742,034
Noble Energy	74,920		4,319,138
Oasis Petroleum	96,612	a	3,590,102
Oceaneering International	49,989		3,623,203
Patterson-UTI Energy	17,430		366,204
Peabody Energy	61,810		1,215,803
Pioneer Natural Resources	30,420		4,218,646
Range Resources	119,718		9,000,399
Rosetta Resources	34,943	a	1,637,429
SEACOR Holdings	5,270		404,683
SM Energy	42,825		2,596,908
Southwestern Energy	99,160	a	3,737,340
Superior Energy Services	21,720	a	579,490
Tesoro	34,635		2,135,248

Ultra Petroleum	15,730	a,b	358,329
Unit	9,140	a	412,854
Valero Energy	133,040		5,405,415
Walter Energy	27,370	b	466,932
Weatherford International	307,080	a	4,142,509
Whiting Petroleum	9,220	a	424,765
World Fuel Services	9,120		371,458
WPX Energy	22,110	a,b	425,839
			100,159,923
Exchange-Traded Funds--1.6%
iShares Russell Midcap Growth
Index Fund	140,500	b	10,218,565
PowerShares QQQ Trust	26,960	b	1,974,820
Standard & Poor's Depository
Receipts S&P MidCap 400 ETF
Trust	54,320	b	11,722,256
			23,915,641
Food & Staples Retailing--.6%
Fresh Market	3,710	a	183,793
Kroger	56,060		1,887,540
Safeway	30,090	b	692,371
Whole Foods Market	121,400		6,295,804
			9,059,508
Food, Beverage & Tobacco--2.7%
Beam	13,330		864,317
Brown-Forman, Cl. B	12,600		867,132
Bunge	14,820		1,031,472
Campbell Soup	2,810		120,296
Coca-Cola Enterprises	87,745		3,260,604
ConAgra Foods	51,610		1,738,741
Constellation Brands, Cl. A	83,465	a	4,424,480
Dean Foods	19,310	a	202,562
Dr. Pepper Snapple Group	37,495		1,724,020
Green Mountain Coffee Roasters	11,090	a,b	811,012
H.J. Heinz	30,520		2,208,427
Hershey	12,140		1,081,795
Hillshire Brands	18,790		650,886
Ingredion	10,390		707,767
J.M. Smucker	56,139		5,667,793
Lorillard	69,065		2,931,119
McCormick & Co.	49,053		3,388,581
Mead Johnson Nutrition	19,050		1,544,384
Molson Coors Brewing, Cl. B	64,370		3,180,522
Monster Beverage	26,570	a	1,450,456
Smithfield Foods	18,370	a	605,108
Tyson Foods, Cl. A	90,760		2,269,000
WhiteWave Foods, Cl. A	4,933		86,025
WhiteWave Foods, Cl. B	7,025		116,194
			40,932,693
Health Care Equipment & Services--7.1%
Aetna	5,831		352,076
Alere	14,850	a	379,863
Align Technology	78,017	a,b	2,789,108
Allscripts Healthcare Solutions	20,770	a	287,664
AmerisourceBergen	189,200		10,231,936
Boston Scientific	158,670	a	1,466,111
Brookdale Senior Living	9,880	a	280,098
C.R. Bard	21,647		2,231,589

CareFusion	218,270	a	8,021,422
Catamaran	142,673	a	7,022,365
Cerner	78,264	a	7,691,786
Chemed	23,740	b	1,662,275
Cigna	212,575		14,433,843
Community Health Systems	11,490		553,473
Cooper	9,190		1,038,562
DaVita HealthCare Partners	18,735	a	2,324,451
DENTSPLY International	14,250		595,080
Edwards Lifesciences	43,531	a	2,893,070
HCA Holdings	18,360		717,142
Health Management Associates, Cl.
A	33,320	a	459,483
Health Net	10,420	a	332,085
Henry Schein	11,370	a	1,094,817
Hill-Rom Holdings	10,970		396,346
Hologic	119,315	a	2,475,786
Humana	38,460		3,106,799
Laboratory Corp. of America
Holdings	6,830	a	679,517
McKesson	41,420		4,716,081
MEDNAX	116,910	a,b	10,852,755
Omnicare	104,140		4,793,564
Quest Diagnostics	10,250		633,860
ResMed	19,620	b	941,760
Sirona Dental Systems	8,750	a	620,725
St. Jude Medical	28,330		1,224,706
Tenet Healthcare	13,327	a	631,300
Universal Health Services, Cl. B	63,150		4,366,191
Varian Medical Systems	77,815	a	5,214,383
Zimmer Holdings	19,550		1,534,871
			109,046,943
Household & Personal Products--1.0%
Avon Products	347,400		8,188,218
Church & Dwight	97,820		5,948,434
Clorox	9,230		766,828
Energizer Holdings	7,260		694,855
Nu Skin Enterprises, Cl. A	5,340	b	313,992
			15,912,327
Insurance--3.2%
Alleghany	7,820	a	3,049,800
Aon	28,850		1,836,880
Arch Capital Group	22,960	a	1,175,782
Arthur J. Gallagher & Co.	35,100		1,533,168
Assurant	14,390		715,759
Assured Guaranty	22,780		515,284
Axis Capital Holdings	59,150		2,576,574
Brown & Brown	114,072		3,681,103
Everest Re Group	8,640		1,119,830
Fidelity National Financial, Cl. A	27,130		713,790
Genworth Financial, Cl. A	56,510	a	610,873
Hartford Financial Services Group	163,880		5,019,644
Lincoln National	33,780		1,204,595
Loews	51,865		2,376,454
Markel	1,080	a	564,721
Marsh & McLennan	95,370		3,816,707
Old Republic International	41,500		564,815
PartnerRe	7,730		700,725

Progressive	82,610		2,105,729
Protective Life	25,570		989,048
Reinsurance Group of America	53,495		3,524,786
StanCorp Financial Group	11,030		501,093
Symetra Financial	108,500		1,514,660
Torchmark	72,570		4,681,491
Unum Group	50,350		1,433,968
Validus Holdings	17,600		635,536
W.R. Berkley	17,420		713,697
White Mountains Insurance Group	730		431,554
XL Group	39,030		1,226,713
			49,534,779
Materials--4.4%
Airgas	8,680		893,085
Albemarle	9,110		609,641
Alcoa	78,560		667,760
Ashland	9,860		876,751
Ball	36,135		1,559,587
Bemis	19,490		763,034
Celanese, Ser. A	17,280		852,768
CF Industries Holdings	1,770		337,999
Commercial Metals	31,310		482,800
Crown Holdings	99,185	a	4,200,485
Cytec Industries	10,400		743,288
Eastman Chemical	15,290		1,096,599
FMC	10,010		627,727
Graphic Packaging Holding	410,205	a	3,154,476
H.B. Fuller	53,405		2,220,046
Huntsman	20,310		395,030
International Flavors & Fragrances	12,210		980,341
International Paper	107,290		4,951,434
Kronos Worldwide	15,990	b	270,391
LyondellBasell Industries, Cl. A	11,240	b	749,146
Martin Marietta Materials	7,580	b	826,447
MeadWestvaco	18,200		637,000
Minerals Technologies	28,625		1,219,425
Molycorp	33,300	a,b	218,781
Nucor	37,730		1,679,362
Owens-Illinois	100,480	a	2,758,176
PPG Industries	12,780		1,963,136
Reliance Steel & Aluminum	60,010		3,946,858
Rock-Tenn, Cl. A	16,485		1,628,388
Sealed Air	29,410		706,428
Sherwin-Williams	51,450		9,699,869
Sigma-Aldrich	43,739	b	3,659,205
Sonoco Products	25,750		901,765
Steel Dynamics	43,240		663,302
Tahoe Rescouces	6,320	a,b	91,830
United States Steel	15,010	b	265,527
Valspar	110,540		7,922,402
Vulcan Materials	15,290		819,238
W.R. Grace & Co.	8,520	a	720,025
			66,759,552
Media--1.9%
AMC Networks, Cl. A	10,100	a	646,602
CBS, Cl. B	102,070		5,052,465
Charter Communications, Cl. A	28,700	a	3,212,104
Discovery Communications, Cl. A	22,600	a	1,782,236

DISH Network, Cl. A	23,370		900,680
DreamWorks Animation SKG, Cl. A	11,540	a,b	253,188
Gannett	30,760		661,340
Interpublic Group of Cos.	315,790		4,490,534
John Wiley & Sons, Cl. A	5,240		208,028
Lamar Advertising, Cl. A	11,900	a	556,087
Liberty Global, Cl. A	25,430	a	1,874,191
Liberty Media, Cl. A	10,610	a	1,324,765
Nielsen Holdings	27,380		928,456
Omnicom Group	54,475		3,384,532
Scripps Networks Interactive,
Cl. A	13,410		903,298
Sirius XM Radio	330,270		1,149,340
Starz - Liberty Capital	13,870	a	320,120
Virgin Media	28,200	b	1,400,412
			29,048,378
Pharmaceuticals, Biotech & Life Sciences--4.7%
Actavis	10,760	a	1,326,600
Agilent Technologies	149,130		6,777,959
Alexion Pharmaceuticals	42,790	a	4,173,737
Alkermes	104,740	a	3,273,125
BioMarin Pharmaceutical	14,270	a	894,729
Charles River Laboratories
International	8,470	a	366,836
Covance	41,710	a	3,110,732
Cubist Pharmaceuticals	164,170	a	9,021,141
Forest Laboratories	27,220	a	1,081,995
Hospira	16,090	a	558,001
ICON	47,145	a	1,618,959
Illumina	13,980	a,b	983,074
Life Technologies	18,140	a	1,344,174
Mylan	154,830	a	4,719,218
Myriad Genetics	19,510	a	626,271
Onyx Pharmaceuticals	41,560	a	3,966,902
PAREXEL International	92,592	a	4,230,528
Perrigo	78,947		9,150,747
Regeneron Pharmaceuticals	8,740	a	2,113,944
Salix Pharmaceuticals	127,490	a	7,734,818
Techne	7,290		484,858
Vertex Pharmaceuticals	23,130	a	1,857,570
Warner Chilcott, Cl. A	24,270		465,984
Waters	14,140	a	1,367,479
			71,249,381
Real Estate--4.2%
American Assets Trust	30,505	c	982,261
American Campus Communities	28,800	c	1,175,904
American Capital Agency	11,340	c	292,572
Annaly Capital Management	40,290	c	547,138
Apartment Investment & Management,
Cl. A	26,530	c	802,798
AvalonBay Communities	31,500	c	4,178,790
Boston Properties	48,320	c	5,149,946
BRE Properties	31,215	c	1,560,438
Camden Property Trust	20,080	c	1,390,540
CBRE Group, Cl. A	40,650	a	942,267
Chimera Investment	134,340	c	409,737
CommonWealth	55,260	c	1,129,514
Corporate Office Properties Trust	28,380	c	755,759

Corrections Corporation of America	16,989	c	597,163
Digital Realty Trust	57,430	b,c	3,498,061
Equity Lifestyle Properties	12,980	c	1,001,667
Equity Residential	43,805	c	2,477,173
Essex Property Trust	5,360	c	842,270
Extra Space Storage	22,840	c	956,768
Federal Realty Investment Trust	70	c	7,543
Forest City Enterprises, Cl. A	28,360	a	532,034
General Growth Properties	26,110	c	536,038
Hatteras Financial	14,050	c	362,771
HCP	27,230	c	1,290,157
Health Care	20,170	c	1,372,165
Hospitality Properties Trust	29,490	c	860,518
Host Hotels & Resorts	115,649	c	2,057,396
Kimco Realty	153,495	c	3,399,914
Macerich	25,800	c	1,674,678
Mack-Cali Realty	25,180	c	667,270
Piedmont Office Realty Trust,
Cl. A	52,960	b,c	1,005,710
Plum Creek Timber	22,180	c	1,057,986
Prologis	43,040	c	1,734,512
Rayonier	26,019	c	1,441,453
Regency Centers	43,280	c	2,233,248
Senior Housing Properties Trust	34,370	c	888,465
SL Green Realty	17,470	c	1,519,541
Taubman Centers	31,890	c	2,569,696
Ventas	49,505	c	3,533,172
Vornado Realty Trust	43,725	c	3,495,814
Weingarten Realty Investors	38,890	c	1,239,813
Weyerhaeuser	48,470	c	1,445,375
			63,616,035
Retailing--6.5%
Aaron's	7,650		214,889
Abercrombie & Fitch, Cl. A	11,200		560,896
Advance Auto Parts	8,460		689,659
Ascena Retail Group	51,800	a	1,053,094
AutoZone	3,700	a	1,512,671
Bed Bath & Beyond	17,860	a	1,218,945
Best Buy	18,690		514,910
CarMax	24,630	a	1,151,945
CST Brands	5,668	a,b	172,251
Dick's Sporting Goods	106,601		5,579,496
Dollar General	17,430	a	920,304
Dollar Tree	14,350	a	689,374
Expedia	9,250		531,505
Family Dollar Stores	23,170		1,416,846
Foot Locker	89,080		3,057,226
GameStop, Cl. A	17,020	b	564,383
Gap	18,940		768,017
Genuine Parts	13,330		1,036,274
GNC Holdings, Cl. A	121,280		5,461,238
Kohl's	7,430		381,976
L Brands	16,100		805,161
Liberty Interactive, Cl. A	52,410	a	1,176,605
LKQ	457,774	a	11,206,308
Lowe's	85,570		3,603,353
Macy's	125,385		6,061,111
Netflix	5,570	a,b	1,260,213

Nordstrom	43,475		2,557,200
O'Reilly Automotive	58,928	a	6,417,848
PetSmart	13,160		888,300
Ross Stores	9,880		635,284
Sally Beauty Holdings	18,220	a	557,714
Signet Jewelers	10,690		732,372
Staples	374,385	b	5,615,775
Tiffany & Co.	92,470		7,192,317
Tractor Supply	63,532		7,114,313
TripAdvisor	9,380	a	604,916
Ulta Salon Cosmetics & Fragrance	49,576	a	4,499,518
Urban Outfitters	103,940	a	4,358,204
Williams-Sonoma	112,410		6,065,644
			98,848,055
Semiconductors & Semiconductor Equipment--2.9%
Altera	8,550		283,775
Analog Devices	167,600		7,697,868
Applied Materials	341,100		5,184,720
Atmel	57,050	a	448,983
Avago Technologies	2,150		81,077
Broadcom, Cl. A	172,810		6,205,607
Cree	12,790	a	797,456
Cypress Semiconductor	17,960	a,b	201,870
Fairchild Semiconductor
International	27,250	a	395,398
KLA-Tencor	14,680		826,337
Lam Research	143,300	a	6,703,574
Linear Technology	28,610		1,072,875
LSI	568,705	a	4,208,417
Marvell Technology Group	31,830		345,037
Maxim Integrated Products	33,450		986,441
Micron Technology	105,170	a	1,228,386
NVIDIA	37,170		538,593
ON Semiconductor	270,875	a	2,318,690
Silicon Laboratories	4,760	a	204,490
Skyworks Solutions	7,620	a	181,813
Xilinx	113,660		4,620,279
			44,531,686
Software & Services--7.5%
Activision Blizzard	45,360		654,545
Akamai Technologies	137,470	a	6,340,116
Alliance Data Systems	18,890	a,b	3,345,230
Amdocs	80,220		2,863,854
ANSYS	68,905	a	5,133,422
AOL	9,880	a	342,441
Autodesk	234,410	a	8,844,289
BMC Software	12,910	a	584,758
Broadridge Financial Solutions	17,830		483,906
CA	96,990		2,648,797
Citrix Systems	127,265	a	8,189,503
Cognizant Technology Solutions,
Cl. A	166,250	a	10,748,062
Computer Sciences	19,100		852,051
Compuware	26,640		299,167
Concur Technologies	4,900	a,b	395,577
CoreLogic	7,980	a	209,076
Electronic Arts	222,340	a	5,111,597
Equinix	7,000	a	1,418,480

FactSet Research Systems	40,150	b	3,942,329
Fidelity National Information
Services	31,090		1,395,941
Fiserv	62,818	a	5,475,217
Global Payments	14,940		716,522
IAC/InterActiveCorp	41,210		1,997,861
Informatica	11,140	a	405,050
Intuit	173,196		10,121,574
Jack Henry & Associates	13,080		613,844
Lender Processing Services	53,555		1,772,135
LinkedIn, Cl. A	6,450	a	1,080,569
MICROS Systems	64,667	a,b	2,728,947
NetSuite	4,650	a	407,340
NeuStar, Cl. A	9,910	a	480,239
Paychex	23,210		864,108
Rackspace Hosting	93,920	a	3,524,818
Red Hat	96,563	a	4,657,233
Rovi	16,780	a	432,924
Solera Holdings	16,830		921,779
Symantec	224,185		5,019,502
Synopsys	127,970	a	4,664,507
TIBCO Software	41,000	a	874,530
Total System Services	17,170		403,667
Vantiv, Cl. A	150,040	a	3,992,564
VeriFone Systems	3,410	a	79,555
Western Union	9,660		158,231
Zynga	109,190	a	371,246
			115,567,103
Technology Hardware & Equipment--5.9%
Amphenol, Cl. A	76,277		5,941,978
Arrow Electronics	142,065	a	5,648,504
Avnet	380,290	a	12,990,706
AVX	47,000		563,060
Diebold	10,580		340,782
Dolby Laboratories, Cl. A	7,160	b	250,600
EchoStar, Cl. A	15,280	a	606,769
F5 Networks	43,010	a	3,578,862
Flextronics International	370,810	a	2,766,243
FLIR Systems	24,620		599,743
Harris	26,980		1,352,507
Ingram Micro, Cl. A	31,810	a	607,889
JDS Uniphase	459,890	a	6,263,702
Juniper Networks	438,600	a	7,776,378
Lexmark International, Cl. A	9,760	b	297,778
Molex	18,150		532,521
NCR	22,350	a	746,490
NetApp	26,050		977,657
Polycom	21,450	a	243,029
SanDisk	118,030	a	6,966,131
Seagate Technology	171,730	b	7,398,128
Tech Data	9,120	a	457,094
Teradata	132,468	a	7,385,091
Trimble Navigation	286,804	a	8,001,832
Western Digital	111,420		7,055,114
Xerox	117,500		1,032,825
Zebra Technologies, Cl. A	15,970	a	729,190
			91,110,603
Telecommunication Services--.6%

Crown Castle International	23,800	a	1,695,750
NII Holdings	54,630	a,b	421,197
SBA Communications, Cl. A	15,840	a	1,192,277
Sprint Nextel	265,530	a	1,938,369
T-Mobile US	20,045	a	429,564
TE Connectivity	72,309		3,209,797
tw telecom	18,410	a	525,237
Windstream	54,670	b	439,000
			9,851,191
Transportation--1.5%
C.H. Robinson Worldwide	13,910		788,558
Copa Holdings, Cl. A	3,230		424,164
Delta Air Lines	85,620		1,542,016
Expeditors International of
Washington	20,680		807,140
Genesee & Wyoming, Cl. A	36,412	a	3,242,489
Hertz Global Holdings	23,400	a	604,422
J.B. Hunt Transport Services	65,999		4,861,486
Kansas City Southern	16,690		1,847,583
Kirby	96,300	a	7,519,104
Southwest Airlines	50,810		719,978
United Continential Holdings	34,750	a	1,127,985
			23,484,925
Utilities--2.8%
AES	159,625		1,947,425
Alliant Energy	39,810		1,961,041
Ameren	68,855		2,343,824
American Electric Power	48,565		2,225,248
American Water Works	14,560		581,526
Aqua America	25,780		801,500
Calpine	42,860	a	870,487
CenterPoint Energy	31,710		735,038
CMS Energy	32,050		863,748
DTE Energy	20,060		1,336,197
Edison International	80,715		3,708,047
Entergy	9,580		659,870
Great Plains Energy	223,390		5,041,912
ITC Holdings	10,400		900,328
National Fuel Gas	12,450		761,940
NiSource	39,240		1,127,365
Northeast Utilities	37,690		1,570,542
NRG Energy	11,460		292,459
NV Energy	112,550		2,638,172
OGE Energy	11,570		785,256
ONEOK	18,130		818,388
Pepco Holdings	40,170	b	834,331
Pinnacle West Capital	21,610		1,220,533
PPL	40,840		1,212,948
Questar	37,960		922,808
Sempra Energy	21,360		1,736,568
TECO Energy	55,810		982,814
Vectren	32,230		1,106,778
Westar Energy	42,335		1,342,866
Wisconsin Energy	10,730		437,891
Xcel Energy	21,150		607,428
			42,375,278
Total Common Stocks
(cost $1,261,656,917)			1,504,336,281

Other Investment--1.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $27,911,101)	27,911,101 [d]	27,911,101
Investment of Cash Collateral for
Securities Loaned--3.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $60,440,808)	60,440,808 [d]	60,440,808
Total Investments (cost $1,350,008,826)	103.9%	1,592,688,190
Liabilities, Less Cash and Receivables	(3.9%)	(60,121,827)
Net Assets	100.0%	1,532,566,363

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2013, the value of the fund's securities on loan was $70,459,506 and the value of the collateral held by the fund was $73,146,940, consisting of cash collateral of $60,440,808 and U.S. Government &
Agency securities valued at $12,706,132.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $242,679,364 of which $254,343,208 related to appreciated investment securities and $11,663,844 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.8
Software & Services	7.5
Health Care Equipment & Services	7.1
Diversified Financials	6.5
Energy	6.5
Retailing	6.5
Technology Hardware & Equipment	5.9
Money Market Investments	5.7
Pharmaceuticals, Biotech & Life Sciences	4.7
Banks	4.5
Materials	4.4
Real Estate	4.2
Consumer Durables & Apparel	4.1
Insurance	3.2
Semiconductors & Semiconductor Equipment	2.9
Utilities	2.8
Commercial & Professional Services	2.7
Food, Beverage & Tobacco	2.7
Automobiles & Components	2.2
Media	1.9
Consumer Services	1.8
Exchange-Traded Funds	1.6
Transportation	1.5
Household & Personal Products	1.0
Food & Staples Retailing	.6
Telecommunication Services	.6
103.9

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs		Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,466,057,904		-	-	1,466,057,904
Equity Securities - Foreign Common Stocks+	14,362,736		-	-	14,362,736
Exchange-Traded Funds	23,915,641		-	-	23,915,641
Mutual Funds	88,351,909		-	-	88,351,909

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Money Market Fund

May 31, 2013 (Unaudited)

Negotiable Bank Certificates of Deposit--30.1%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.21%, 7/8/13	20,000,000		20,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.23%, 8/8/13	18,000,000		18,000,000
Branch Banking & Trust Co. (Yankee)
0.17%, 7/23/13	15,000,000		15,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.28%, 6/3/13	25,000,000	a	25,000,000
JPMorgan Chase & Co.
0.20%, 7/26/13	15,000,000	b	15,000,000
Mizuho Corporate Bank (Yankee)
0.23%, 7/15/13	20,000,000		20,000,000
Total Negotiable Bank Certificates of Deposit
(cost $113,000,000)			113,000,000
Commercial Paper--23.0%
Bank of Nova Scotia
0.05%, 6/3/13	8,000,000		7,999,978
BNP Paribas Finance Inc.
0.16%, 6/28/13	8,000,000		7,999,040
General Electric Capital Corp.
0.25%, 6/12/13	25,000,000		24,998,090
National Australia Funding (DE) Inc.
0.23%, 6/16/13	15,000,000	a,b	15,000,000
Sumitomo Mitsui Banking Corp.
0.23%, 7/16/13	20,000,000	b	19,994,250
Westpac Banking Corp.
0.29%, 6/3/13	10,000,000	a,b	10,000,000
Total Commercial Paper
(cost $85,991,358)			85,991,358
Asset-Backed Commercial Paper--16.0%
FCAR Owner Trust, Ser. II
0.21%, 6/3/13	20,000,000		19,999,767
Metlife Short Term Funding LLC
0.18%, 6/5/13	20,000,000	b	19,999,600
Northern Pines Funding LLC
0.40%, 9/3/13	20,000,000	b	19,979,111
Total Asset-Backed Commercial Paper
(cost $59,978,478)			59,978,478
Time Deposits--5.3%
Royal Bank of Canada (Toronto)
0.04%, 6/3/13	8,000,000		8,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.08%, 6/3/13	4,000,000		4,000,000
Swedbank (Grand Cayman)
0.08%, 6/3/13	8,000,000		8,000,000
Total Time Deposits

(cost $20,000,000)		20,000,000
U.S. Treasury Bills--10.7%
0.03%, 8/29/13
(cost $39,997,033)	40,000,000	39,997,033
Repurchase Agreement--14.7%
Citigroup Global Markets Holdings Inc.
0.06%, dated 5/31/13, due 6/3/13 in the amount of
$55,000,275 (fully collateralized by $35,098,000
Federal Home Loan Mortgage Corp., 0.50%-1.02%, due
5/13/16-10/16/17, value $34,929,296, $16,657,000
Federal National Mortgage Association, 0.50%, due
5/27/15, value $16,704,398 and $3,640,000 Tennessee
Valley Authority, 5.25%, due 9/15/39, value
$4,467,166)
(cost $55,000,000)	55,000,000	55,000,000
Total Investments (cost $373,966,869)	99.8%	373,966,869
Cash and Receivables (Net)	.2%	661,928
Net Assets	100.0%	374,628,797

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, these securities amounted to $99,972,961 or 26.7% of net assets.

At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	373,966,869
Level 3 - Significant Unobservable Inputs	-
Total	373,966,869

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

BNY Mellon Municipal Opportunities Fund

May 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.0%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	3,850,000		3,848,883
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/18	5,000,000		5,019,250
Tuscaloosa Public Educational
Building Authority, Student
Housing Revenue (Ridgecrest
Student Housing, LLC
University of Alabama
Ridgecrest Residential
Project) (Insured; Assured
Guaranty Municipal Corp.)	6.75	7/1/33	1,100,000		1,325,929
Arizona--1.0%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/27	750,000		893,108
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)	5.00	2/1/43	1,500,000		1,593,840
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/31	4,335,000		4,973,329
University Medical Center
Corporation, HR	6.00	7/1/39	2,500,000		2,839,575
California--17.4%
California,
GO (Various Purpose)	6.50	4/1/33	6,700,000		8,258,554
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000		9,101,001
California,
GO (Various Purpose)	5.00	2/1/43	5,000,000		5,470,800
California,
GO (Various Purpose)	5.00	4/1/43	5,000,000		5,477,500
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	490,000		588,020
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	10,000	a	12,791
California Infrastructure and
Economic Development Bank,

Revenue (The J. David
Gladstone Institutes Project)	5.25	10/1/34	750,000	816,675
California Municipal Finance
Authority, Charter School
Revenue (Partnerships to
Uplift Communities Project)	5.00	8/1/32	675,000	686,374
California Municipal Finance
Authority, Revenue (Emerson
College Issue)	6.00	1/1/42	6,000,000	7,086,540
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	300,000	361,107
California Pollution Control
Financing Authority, Water
Furnishing Revenue (San Diego
County Water Authority
Desalination Project Pipeline)	5.00	11/21/45	16,000,000	16,508,480
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	2,000,000	2,187,380
California State University Board of
Trustees, Systemwide Revenue	5.00	11/1/37	10,000,000	11,156,000
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.75	2/1/38	2,230,000	2,717,835
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	6.00	8/15/42	6,000,000	7,156,140
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	5.38	5/15/38	1,500,000	1,632,930
East Bay Municipal Utility
District, Water System Revenue	5.00	6/1/20	2,695,000	3,311,212
East Bay Municipal Utility
District, Water System Revenue	5.00	6/1/21	2,585,000	3,204,599
Galt Redevelopment Agency,
Tax Allocation Revenue (Galt
Redevelopment Project)	7.38	9/1/33	3,300,000	3,925,779
Gilroy School Facilities Financing
Authority, GO Revenue	5.00	8/1/46	5,000,000	5,350,200
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	2,000,000	2,223,640
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/30	2,000,000	2,213,040
Grant Joint Union High School

District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/29	2,080,000	b	990,059
Grant Joint Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/33	4,380,000	b	1,708,419
Irvine Reassessment District
Number 12-1, Limited
Obligation Improvement Bonds	4.00	9/2/29	1,000,000		1,025,250
JPMorgan Chase Putters/Drivers
Trust (Series 3847) (Los
Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport))	5.25	5/15/18	10,000,000	c,d	11,728,200
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/21	5,000,000		6,179,650
Los Angeles Unified School
District, GO	5.00	1/1/34	1,000,000		1,110,960
Metropolitan Water District of
Southern California, Water
Revenue (Build America Bonds)	6.54	7/1/39	4,600,000		5,354,124
New Haven Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/32	2,500,000	b	1,031,225
Newport Beach,
Revenue (Hoag Memorial
Hospital Presbyterian)	6.00	12/1/40	4,630,000		5,593,873
Northern California Gas Authority
Number 1, Gas Project Revenue	0.91	7/1/27	660,000	e	564,643
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	10,000,000		11,780,500
Sacramento Transportation
Authority, Limited Tax Measure
A Sales Tax Revenue	5.00	10/1/24	1,000,000		1,204,850
Sacramento Transportation
Authority, Limited Tax Measure
A Sales Tax Revenue	5.00	10/1/26	1,250,000		1,478,962
San Diego County Regional Airport
Authority, Senior Airport
Revenue	5.00	7/1/43	6,000,000		6,564,060
San Diego Regional Building
Authority, LR (County
Operations Center and Annex
Redevelopment Project)	5.38	2/1/36	2,000,000		2,304,920
San Diego Unified School District,
GO	0.00	7/1/25	4,000,000	b	2,526,160
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/38	2,000,000	b	482,060
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,

Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/43	2,835,000	b	503,978
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (San Francisco
Redevelopment Projects)	6.63	8/1/41	1,250,000		1,435,812
South Bayside Waste Management
Authority, Solid Waste
Enterprise Revenue (Shoreway
Environmental Center)	6.00	9/1/36	1,000,000		1,104,040
University of California Regents,
General Revenue	5.25	5/15/39	5,690,000		6,529,047
West Contra Costa Unified School
District, GO (Build America
Bonds)	8.46	8/1/34	9,250,000		11,202,582
Colorado--.3%
City and County of Denver,
Airport System Revenue	5.00	11/15/21	1,500,000		1,777,170
City and County of Denver,
Airport System Revenue
(Insured: Assured Guaranty
Municipal Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	1,000,000		1,148,510
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	500,000		600,365
Connecticut--.8%
Bridgeport,
GO	5.00	2/15/32	2,175,000		2,364,269
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.05	7/1/42	5,000,000		5,583,650
Delaware--2.1%
Delaware,
GO	5.00	2/1/23	6,340,000		7,694,668
University of Delaware,
Revenue	5.00	11/1/43	12,230,000		13,881,784
District of Columbia--.5%
District of Columbia,
Revenue (Friendship Public
Charter School, Inc. Issue)	5.00	6/1/32	3,000,000		3,152,820
District of Columbia,
Revenue (Friendship Public
Charter School, Inc. Issue)	5.00	6/1/42	2,000,000		2,071,920
Florida--4.5%
Brevard County Health Facilities
Authority, Health Facilities
Revenue (Health First, Inc.
Project)	7.00	4/1/39	1,675,000		2,025,527
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	3.00	7/1/20	15,000,000		14,712,450
Florida Municipal Power Agency,
All-Requirements Power Supply

Project Revenue	6.25	10/1/31	1,000,000	1,176,680
Hillsborough County Industrial
Development Authority, HR
(Tampa General Hospital
Project)	5.00	10/1/34	5,750,000	6,174,523
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/30	500,000	564,140
Miami Beach Health Facilities
Authority, HR (Mount Sinai
Medical Center of Florida)	5.00	11/15/29	1,000,000	1,067,110
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/41	1,200,000	1,346,148
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)
(Insured; Berkshire Hathaway
Assurance Corporation)	5.50	4/1/38	600,000	656,028
Miami-Dade County Expressway
Authority, Toll System Revenue	5.00	7/1/40	650,000	693,654
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/40	9,540,000	10,303,200
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)	5.63	7/1/39	2,000,000	2,184,600
Tampa-Hillsborough County
Expressway Authority, Revenue	5.00	7/1/42	5,000,000	5,431,100
Georgia--1.8%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	1,000,000	1,204,530
DeKalb County,
GO	5.00	1/1/19	500,000	512,270
DeKalb County,
GO (Special Transportation,
Parks and Greenspace and
Libraries Tax District)	5.00	12/1/18	750,000	821,918
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/41	14,535,000	16,409,579
Hawaii--3.2%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	6,000,000	7,035,780
Hawaii Department of Budget and
Finance, Special Purpose
Senior Living Revenue (Kahala
Nui)	5.13	11/15/32	1,000,000	1,068,730
Hawaii Department of Budget and
Finance, Special Purpose
Senior Living Revenue (Kahala
Nui)	5.25	11/15/37	1,000,000	1,083,250

JPMorgan Chase Putters/Drivers
Trust (Series 4007) (Hawaii,
GO)	5.00	12/1/19	20,000,000	c,d	24,099,916
Illinois--2.3%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.75	1/1/39	2,500,000		2,872,625
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	6.50	1/1/41	5,000,000		6,363,750
Illinois Finance Authority,
Revenue (Franciscan
Communities, Inc.)	5.13	5/15/43	2,650,000		2,700,642
Illinois Finance Authority,
Revenue (Franciscan
Communities, Inc.)	5.25	5/15/47	4,250,000		4,329,092
Illinois Finance Authority,
Revenue (Lutheran Home and
Services Obligated Group)	5.63	5/15/42	3,000,000		3,124,050
Illinois Finance Authority,
Revenue (Northwestern Memorial
HealthCare)	5.00	8/15/43	1,500,000		1,658,895
Illinois Finance Authority,
Revenue (The Art Institute of
Chicago)	6.00	3/1/38	1,000,000		1,117,810
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)
(Insured; Assured Guaranty
Municipal Corp.)	0.00	6/15/26	2,000,000	b	1,210,300
Kentucky--.2%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 90)	5.38	11/1/23	1,500,000		1,773,570
Louisiana--2.7%
Jefferson Parish Hospital Service
District Number 2, HR (East
Jefferson General Hospital)	6.25	7/1/31	5,000,000		5,787,100
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/25	4,000,000		4,797,440
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	1,000,000		1,145,010
Louisiana Stadium and Exposition
District, Senior Revenue	5.00	7/1/30	4,500,000		5,038,740
Louisiana Stadium and Exposition
District, Senior Revenue	5.00	7/1/32	2,250,000		2,501,235
Louisiana Stadium and Exposition
District, Senior Revenue	5.00	7/1/36	3,500,000		3,825,955
Louisiana State University and

Agricultural Mechanical
College Board of Supervisors,
Auxiliary Revenue	5.00	7/1/37	2,000,000		2,219,760
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/23	2,000,000		2,342,720
Maine--.8%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	6.00	7/1/26	825,000		973,236
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	6.75	7/1/41	2,500,000		2,973,600
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.00	7/1/41	3,950,000		4,765,952
Maryland--3.7%
Maryland,
GO (State and Local Facilities
Loan)	4.00	3/15/25	27,810,000		31,000,085
Maryland Economic Development
Corporation, EDR (Terminal
Project)	5.75	6/1/35	3,500,000		3,963,120
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	1,000,000		1,108,790
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/29	2,000,000		2,469,880
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	5.13	7/1/39	250,000		271,152
Massachusetts--5.7%
JPMorgan Chase Putters/Drivers
Trust (Series 3896)
(Massachusetts, GO
Consolidated Loan)	5.00	4/1/19	15,000,000	c,d	18,023,137
Massachusetts,
GO (Consolidated Loan)	4.00	6/1/28	12,500,000		13,255,625
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	3,090,000		3,819,827
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.75	1/1/36	1,165,000		1,394,214

Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.88	1/1/41	1,000,000		1,183,190
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	500,000		626,205
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	2,000,000		2,283,760
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/27	6,000,000		7,095,780
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/30	10,000,000		11,637,300
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	50,000		50,204
Michigan--1.2%
Detroit,
Water Supply System Second
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	950,000		998,669
Michigan Building Authority,
Revenue (Facilities Program)	5.38	10/15/41	3,000,000		3,357,660
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/19	1,000,000		1,158,410
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/20	500,000		581,530
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.25	10/15/31	5,500,000		6,161,265
Minnesota--4.7%
JPMorgan Chase Putters/Drivers
Trust (Series 3844)
(Minnesota, GO (Various
Purpose))	5.00	8/1/18	17,125,000	c,d	20,687,954
JPMorgan Chase Putters/Drivers
Trust (Series 3845)
(Minnesota, GO (Various
Purpose))	5.00	8/1/18	10,000,000	c,d	12,317,400
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	1,000,000		1,212,620
Minnesota,
State General Fund
Appropriation Revenue	5.00	3/1/25	7,000,000		8,372,630
Minnesota,
State General Fund

Appropriation Revenue	5.00	3/1/28	5,000,000		5,833,450
Mississippi--.2%
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Projects)	5.80	5/1/34	1,500,000		1,690,140
Nevada--1.1%
Clark County,
Airport System Revenue (Build
America Bonds)	6.88	7/1/42	10,000,000		11,688,600
New Jersey--5.5%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.25	6/15/28	1,000,000		1,107,980
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/26	2,500,000		2,780,500
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/28	2,000,000		2,198,980
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/21	20,000,000		23,836,800
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue)	7.50	12/1/32	2,000,000		2,444,720
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Peter's University
Hospital Obligated Group Issue)	6.25	7/1/35	1,500,000		1,730,520
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	5,000,000	b	2,459,950
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/29	10,000,000		11,338,400
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/30	7,875,000		8,887,646
New York--13.1%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	4,225,000		4,810,543
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.00	7/15/30	8,000,000		9,347,680
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	5,000,000		5,776,500
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/26	6,065,000		7,023,331
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	665,000		824,028

Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.40	11/1/22	12,500,000	e	12,125,000
New York City,
GO	6.00	10/15/23	500,000		612,615
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/46	325,000		372,541
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,300,000		1,587,664
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	2.26	3/1/20	5,000,000	e	4,856,300
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Citigroup Series RR II
R-11931)	5.75	12/15/16	9,000,000	c,d	10,568,610
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Citigroup Series RR II
R-11931-1)	5.75	12/15/16	5,090,000	c,d	5,977,132
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/35	10,000,000		11,346,500
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.75	11/15/51	5,000,000		5,807,250
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	3/15/44	2,000,000		2,112,680
New York State Dormitory
Authority, Revenue (Pace
University)	4.00	5/1/33	750,000		710,925
New York State Dormitory
Authority, Revenue (Pace
University)	5.00	5/1/38	500,000		529,865
New York State Dormitory
Authority, Revenue (Pace
University)	4.25	5/1/42	1,000,000		964,300
New York State Dormitory
Authority, Revenue (Yeshiva
University)	5.00	11/1/40	500,000		544,550
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000		1,192,230

New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue) (Citigroup
Series RR II R-14007-1)	5.00	11/15/19	10,000,000	c,d	12,044,200
New York State Energy Research and
Development Authority, PCR
(New York State Electric and
Gas Corporation Project)
(Insured; National Public
Finance Guarantee Corp.)	0.53	4/1/34	17,410,000	e	16,038,962
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)	6.00	12/1/42	5,000,000		5,820,800
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/27	2,000,000	b	1,258,020
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/28	4,715,000	b	2,805,378
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/30	2,415,000	b	1,286,760
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/32	4,000,000	b	1,937,440
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)	0.00	11/15/30	10,000,000	b	5,003,800
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)	0.00	11/15/31	5,000,000	b	2,372,250
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)	0.00	11/15/32	3,000,000	b	1,355,370
North Carolina--1.3%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	11,415,000		12,720,077
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/19	250,000		280,270
Ohio--1.2%
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.25	10/1/33	1,000,000		1,182,690
Northeast Ohio Regional Sewer
District, Wastewater
Improvement Revenue	5.00	11/15/43	10,000,000		11,229,300
Oregon--.2%
Oregon Health and Science
University, Revenue	5.75	7/1/39	2,000,000		2,330,040

Pennsylvania--1.5%
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/42	1,000,000	1,038,700
Commonwealth Financing Authority
of Pennsylvania, Revenue	5.00	6/1/42	10,000,000	10,879,700
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Foundation for Indiana
University of Pennsylvania
Student Housing Project at
Indiana University of
Pennsylvania)	5.00	7/1/32	650,000	692,698
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.75	8/15/41	2,550,000	2,951,089
South Carolina--.6%
Charleston Educational Excellence
Finance Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina
Project)	5.00	12/1/25	3,000,000	3,539,460
Spartanburg Sanitary Sewer
District, Sewer System Revenue	4.00	3/1/38	1,000,000	969,690
Spartanburg Sanitary Sewer
District, Sewer System Revenue	5.00	3/1/38	2,000,000	2,220,600
Texas--12.6%
Central Texas Regional Mobility
Authority, Senior Lien Revenue	6.00	1/1/41	5,000,000	5,768,500
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.50	8/15/31	1,250,000	1,400,400
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.00	8/15/32	2,000,000	2,179,820
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.75	8/15/41	1,000,000	1,127,280
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.00	8/15/42	2,750,000	2,946,735
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	3.95	12/1/32	1,800,000	1,768,734
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	4.35	12/1/42	3,400,000	3,372,052
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/45	10,000,000	10,277,000
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent

School Fund Guarantee Program)	5.75	8/15/33	1,000,000		1,187,420
Harris County Cultural Education
Facilities Finance
Corporation, Revenue (Young
Men's Christian Association of
the Greater Houston Area)	5.00	6/1/38	2,500,000		2,625,475
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	1,000,000	a	1,309,930
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/32	500,000		539,530
Houston,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.10	7/1/30	700,000	e	631,750
Houston,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.20	7/1/30	11,525,000	e	10,401,313
Houston,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.20	7/1/30	3,800,000	e	3,429,500
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/30	5,350,000		6,154,587
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	5.88	5/15/21	915,000		1,052,415
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	6.50	5/15/31	2,800,000		3,459,932
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	6.88	5/15/41	3,000,000		3,768,900
Lower Colorado River Authority,
Revenue	5.00	5/15/30	11,460,000		12,926,536
Matagorda County Navigation
District Number 1, PCR (AEP
Texas Central Company Project)	4.00	6/1/30	3,000,000		2,949,090
Matagorda County Navigation
District Number 1, PCR (AEP
Texas Central Company Project)	4.00	6/1/30	4,000,000		3,932,120
North Texas Education Finance
Corporation, Education Revenue
(Uplift Education)	4.88	12/1/32	3,630,000		3,817,635
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/38	7,000,000		7,998,690
North Texas Tollway Authority,
Special Projects System Revenue	5.50	9/1/41	2,500,000		2,889,375

Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (LBJ Infrastructure
Group LLC IH-635 Managed Lanes
Project)	7.00	6/30/40	7,000,000		8,500,520
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (NTE Mobility Partners
LLC North Tarrant Express
Managed Lanes Project)	7.50	12/31/31	2,500,000		3,116,675
Texas Transportation Commission,
Central Texas Turnpike System
First Tier Revenue	5.00	8/15/41	10,000,000		10,671,900
Waco Education Finance
Corporation, Revenue (Baylor
University Issue)	5.00	3/1/43	10,000,000		10,912,800
Virginia--2.1%
Chesapeake,
Transportation System Senior
Toll Road Revenue	0/4.88	7/15/23	2,000,000	f	1,136,120
Chesapeake,
Transportation System Senior
Toll Road Revenue	5.00	7/15/47	2,000,000		2,083,700
Route 460 Funding Corporation of
Virginia, Toll Road Senior
Lien Revenue	5.13	7/1/49	5,000,000		5,254,500
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	5.25	1/1/32	4,000,000		4,292,760
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	6.00	1/1/37	2,000,000		2,227,880
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	5.50	1/1/42	6,155,000		6,600,068
Washington--1.5%
King County Public Hospital
District Number 1, Limited Tax
GO	5.25	12/1/37	2,750,000		2,984,630
Washington,
GO (Motor Vehicle Fuel Tax)	4.00	8/1/29	4,615,000		4,900,484
Washington,
GO (Motor Vehicle Fuel Tax)	4.00	8/1/30	7,095,000		7,499,273
Wisconsin--.5%
Oneida Tribe of Indians,
Retail Sales Revenue	6.50	2/1/31	1,325,000	d	1,497,025
Wisconsin,
General Fund Annual
Appropriation Bonds	5.38	5/1/25	1,000,000		1,187,710
Wisconsin,

General Fund Annual
Appropriation Bonds	5.75	5/1/33	1,500,000		1,776,045
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/33	1,000,000		1,202,030
U.S. Related--2.8%
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,500,000		1,630,050
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	2,500,000		2,880,275
Guam,
Hotel Occupancy Tax Revenue	6.13	11/1/31	5,000,000		5,672,950
Guam,
Hotel Occupancy Tax Revenue	6.50	11/1/40	2,000,000		2,317,960
Guam Government Department of
Education, COP (John F.
Kennedy High School Project)	6.63	12/1/30	1,000,000		1,096,180
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/22	2,000,000		2,047,840
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	750,000		769,882
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	6,000,000	f	6,146,760
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000	f	598,770
Virgin Islands Public Finance
Authority, Revenue (Gross
Receipts Taxes Loan Notes)	4.00	10/1/22	3,000,000	d	3,189,480
Virgin Islands Public Finance
Authority, Subordinated
Revenue (Virgin Islands
Matching Fund Loan Note -
Diageo Project)	6.75	10/1/37	2,000,000		2,331,040
Total Long-Term Municipal Investments
(cost $972,607,200)					1,019,227,313
Short-Term Municipal	Coupon	Maturity	Principal
Investments--6.9%	Rate (%)	Date	Amount ($)		Value ($)
Colorado--.1%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Northern
Trust Company)	0.08	6/3/13	1,380,000	g	1,380,000
Florida--.7%
Orange County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wells Fargo
Bank)	0.08	6/3/13	2,280,000	g	2,280,000
Sarasota County Public Hospital
District, HR, Refunding
(Sarasota Memorial Hospital

Project) (LOC: Northern Trust
Company)	0.06	6/3/13	4,700,000	g	4,700,000
Illinois--.0%
Chicago,
GO Notes, Refunding (LOC;
JPMorgan Chase Bank)	0.07	6/3/13	200,000	g	200,000
Iowa--.8%
Iowa Higher Education Loan
Authority, Private College
Faciliity Revenue, Refunding
(Des Moines University
Project) (LOC; Allied Irish
Banks)	0.13	6/3/13	7,445,000	g	7,445,000
Iowa Higher Education Loan
Authority, Private College
Facility Revenue, Refunding
(Cornell College Project)
(LOC; JPMorgan Chase Bank)	0.20	6/3/13	1,200,000	g	1,200,000
Massachusetts--.3%
Massachusetts,
GO Notes (Consolidated Loan)
(Liquidity Facility; Wells
Fargo Bank)	0.08	6/3/13	1,900,000	g	1,900,000
Massachusetts Water Resources
Authority, Subordinated
General Revenue, Refunding
(LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.05	6/3/13	1,100,000	g	1,100,000
Minnesota--.4%
Brooklyn Center,
Revenue, Refunding (Brookdale
Corporate Center II Project
(LOC; U.S. Bank NA)	0.13	6/3/13	3,950,000	g	3,950,000
Missouri--.9%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Ranken Technology College)
(LOC; Northern Trust Company)	0.13	6/3/13	3,175,000	g	3,175,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.08	6/3/13	6,800,000	g	6,800,000
New Hampshire--.7%
New Hampshire Health and Education
Facilities Authority, Revenue
(Dartmouth College Issue)
(Liquidity Facility; JPMorgan
Chase Bank)	0.09	6/3/13	7,000,000	g	7,000,000
New York--.1%
New York City,
GO Notes (LOC; Fortis Bank)	0.07	6/3/13	700,000	g	700,000
Ohio--.4%
Cleveland-Cuyahoga County Port

Authority, Educational
Facility Revenue (Laurel
School Project) (LOC; JPMorgan
Chase Bank)	0.14	6/3/13	3,705,000	g	3,705,000
Oregon--.1%
Yamhill County Hospital Authority,
Revenue, Refunding
(Friendsview Retirement
Community - Oregon) (LOC; U.S.
Bank NA)	0.13	6/3/13	1,250,000	g	1,250,000
Texas--.6%
Dallas Performing Arts Cultural
Facilities Corporation,
Cultural Facility Revenue
(Dallas Center for the
Performing Arts Foundation,
Inc. Project) (LOC; JPMorgan
Chase Bank)	0.07	6/3/13	5,800,000	g	5,800,000
Vermont--.3%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Brattleboro Memorial
Hospital Project) (LOC; TD
Bank)	0.08	6/3/13	1,000,000	g	1,000,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Southwestern Vermont
Medical Center Project) (LOC;
TD Bank)	0.08	6/3/13	2,300,000	g	2,300,000
Virginia--.5%
Virginia Commonwealth University
Health System Authority,
General Revenue (LOC; Branch
Banking and Trust Co.)	0.07	6/3/13	5,200,000	g	5,200,000
Washington--.3%
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (LOC; Barclays
Bank PLC)	0.05	6/3/13	3,300,000	g	3,300,000
Wisconsin--.7%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Fort Healthcare, Inc.) (LOC;
JPMorgan Chase Bank)	0.14	6/3/13	7,000,000	g	7,000,000
Total Short-Term Municipal Investments
(cost $71,385,000)					71,385,000
Total Investments (cost $1,043,992,200)			105.0%		1,090,612,313
Liabilities, Less Cash and Receivables			(5.0%)		(52,188,657)
Net Assets			100.0%		1,038,423,656

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Collateral for floating rate borrowings.
d Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, these securities were valued at $120,133,054 or 11.6% of net assets.
e	Variable rate security--interest rate subject to periodic change.
f	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2013, net unrealized appreciation on investments was $46,620,113 of which $55,651,189 related to appreciated investment securities and $9,031,076 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage
Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity
Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts
Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes

SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 5/31/2013	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	700	(90,453,125)	September 2013	229,688

U.S. Treasury 30 Year Bonds	300	(42,009,375)	September 2013	182,812

U.S. Treasury Ultra 30 Year Bonds	1000	(152,125,000)	September 2013	1,100,000

				1,512,500

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,090,612,313	-	1,090,612,313
Other Financial Instruments:
Financial Futures+	1,512,500	-	-	1,512,500

+ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

BNY Mellon National Intermediate Municipal Bond Fund

May 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.0%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.6%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/20	1,500,000	1,782,525
Birmingham Special Care Facilities
Financing Authority-Baptist
Medical Centers, Revenue
(Baptist Health System, Inc.)	5.00	11/15/15	5,000,000	5,439,300
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	1,180,000	1,180,165
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/16	4,810,000	4,810,625
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/24	13,325,000	13,376,168
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/13	1,365,000	1,394,539
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/14	2,500,000	2,659,925
Alaska--.9%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/27	2,295,000	2,664,082
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/16	5,000,000	5,514,850
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/18	8,000,000	9,276,080
Arizona--4.0%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/25	2,500,000	2,993,650
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/26	1,000,000	1,193,720

Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/28	1,100,000		1,302,884
Arizona Transportation Board,
Highway Revenue	5.00	7/1/26	5,000,000		5,806,700
Arizona Transportation Board,
Highway Revenue (Prerefunded)	5.00	7/1/16	15,000,000	a	17,020,650
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/31	10,000,000		11,472,500
Arizona Water Infrastructure
Finance Authority, Water
Quality Revenue	5.00	10/1/21	3,000,000		3,700,560
Glendale,
Senior Lien Water and Sewer
Revenue Obligations	5.00	7/1/25	6,325,000		7,453,570
Glendale,
Senior Lien Water and Sewer
Revenue Obligations	5.00	7/1/26	4,425,000		5,154,638
Phoenix,
GO	6.25	7/1/16	1,250,000		1,464,800
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project) (Insured; AMBAC)	5.00	7/1/16	6,000,000		6,298,740
University Medical Center
Corporation, HR	5.25	7/1/16	2,310,000		2,404,872
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	7,990,000		8,501,360
California--16.6%
Agua Caliente Band,
Cahuilla Indians Revenue	5.60	7/1/13	475,000	b	474,658
Alameda Corridor Transportation
Authority, Subordinate Lien
Revenue (Insured; AMBAC)	5.25	10/1/21	5,000,000		5,601,600
California,
Economic Recovery Bonds	5.00	7/1/15	2,950,000		3,100,185
California,
GO	0.80	5/1/15	7,500,000	c	7,533,825
California,
GO (Prerefunded)	5.25	11/1/13	10,500,000	a	10,720,500
California,
GO (Various Purpose)	5.00	2/1/21	4,000,000		4,815,720
California,
GO (Various Purpose)	5.00	9/1/21	11,200,000		13,577,200
California,
GO (Various Purpose)	5.00	9/1/21	5,000,000		6,061,250
California,
GO (Various Purpose)	5.25	10/1/23	5,000,000		6,019,000
California,
GO (Various Purpose)	5.00	9/1/25	20,000,000		23,388,200
California,
GO (Various Purpose)	5.00	10/1/26	3,350,000		3,897,390

California,
GO (Various Purpose)	6.00	3/1/33	11,445,000		14,001,927
California,
GO (Various Purpose)	6.50	4/1/33	3,000,000		3,697,860
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000		9,101,001
California,
GO (Various Purpose)
(Prerefunded)	5.00	2/1/14	1,825,000	a	1,883,181
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/22	5,000,000		6,045,250
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	5/1/21	11,985,000		13,995,843
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/19	5,000,000		6,134,900
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	8/15/18	2,500,000		2,965,525
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/23	1,500,000		1,775,025
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/24	1,600,000		1,873,600
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	8,500,000		10,317,980
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/28	4,000,000		4,799,200
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	3,440,000		4,128,138
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	60,000	a	76,746
California Infrastructure and
Economic Development Bank,
Revenue (California
Independent System Operator
Corporation Project)	6.00	2/1/30	8,000,000		8,562,400
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.
Project)	5.00	1/1/22	2,250,000		2,461,230
California Pollution Control
Financing Authority, SWDR

(Waste Management, Inc.
Project)	5.00	7/1/27	2,000,000		2,135,160
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.25	12/1/19	5,000,000		5,018,100
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.00	12/1/23	4,000,000		4,003,560
California State Public Works
Board, LR (Department of
Mental Health-Coalinga State
Hospital) (Prerefunded)	5.00	6/1/14	1,500,000	a	1,571,295
California State Public Works
Board, LR (Various Capital
Projects)	5.00	4/1/19	8,760,000		10,333,559
California State Public Works
Board, LR (Various Capital
Projects)	5.00	11/1/19	5,000,000		5,957,550
California State Public Works
Board, LR (Various Capital
Projects)	5.00	10/1/20	2,000,000		2,389,980
California State Public Works
Board, LR (Various Capital
Projects)	5.00	11/1/20	1,350,000		1,614,978
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.25	8/1/24	4,345,000		5,330,837
California Statewide Communities
Development Authority, Revenue
(Saint Joseph Health System)
(Insured; Assured Guaranty
Municipal Corp.)	4.50	7/1/18	3,125,000		3,329,375
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/15	1,740,000		1,747,151
East Bay Municipal Utility
District, Water System Revenue	5.00	6/1/22	10,000,000		12,455,300
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/20	7,165,000		8,787,586
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/26	15,520,000		18,202,166
Los Angeles Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/24	2,395,000		2,701,895

Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/16	2,000,000		2,314,860
New Haven Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/33	4,000,000	d	1,563,720
Oakland Joint Powers Financing
Authority, LR (Oakland
Convention Centers) (Insured;
AMBAC)	5.50	10/1/13	1,500,000		1,519,905
Port of Oakland,
Revenue	5.00	5/1/18	1,835,000		2,143,610
Port of Oakland,
Revenue	5.00	5/1/19	2,250,000		2,642,535
Port of Oakland,
Revenue	5.00	5/1/20	3,000,000		3,550,650
Port of Oakland,
Revenue	5.00	5/1/21	2,785,000		3,303,205
Port of Oakland,
Revenue	5.00	5/1/23	1,875,000		2,172,094
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	0.74	6/1/34	8,000,000	c	7,321,200
Sacramento Municipal Utility
District, Electric Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	6,350,000		7,347,394
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/25	5,000,000		5,742,350
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/26	5,000,000		5,699,300
Westside Unified School District,
GO (Insured; AMBAC)	6.00	8/1/14	385,000		404,138
Colorado--3.8%
City and County of Denver,
Airport System Revenue
(Insured: Assured Guaranty
Municipal Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	4,445,000		5,105,127
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	2,000,000		2,401,460
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,600,000		1,909,024
Colorado Health Facilities
Authority, Revenue (Vail

Valley Medical Center Project)	5.00	1/15/20	280,000		289,789
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)
(Prerefunded)	5.00	1/15/15	970,000	a	1,041,450
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.75	4/1/15	10,000		10,147
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.05	10/1/16	15,000		15,096
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/16	3,565,000		3,887,597
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/16	5,000,000		5,491,500
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/17	3,500,000		3,868,445
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	5.45	6/15/16	7,690,000	a	8,796,207
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	5.70	6/15/16	7,345,000	a	8,456,739
Northwest Parkway Public Highway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.55	6/15/16	10,960,000	a	12,569,586
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	5.75	11/15/18	2,515,000		2,892,652
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	6.13	11/15/23	5,350,000		6,659,519
Regional Transportation District,
COP	5.00	6/1/19	1,750,000		2,054,465
Regional Transportation District,
COP	5.00	6/1/20	2,700,000		3,189,267
Regional Transportation District,
COP	5.50	6/1/22	2,200,000		2,587,992
Connecticut--1.1%
Connecticut,
GO	5.00	4/15/22	5,000,000		6,114,000
Connecticut,
GO	5.00	5/15/23	10,000,000		11,885,100
Connecticut,
GO (Insured; AMBAC)	5.25	6/1/18	1,500,000		1,798,635
Connecticut Health and Educational

Facilities Authority, Revenue
(Connecticut State University
System Issue) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/14	1,260,000		1,345,113
Delaware--.3%
Delaware,
GO	5.00	2/1/23	5,000,000		6,068,350
District of Columbia--.7%
District of Columbia,
GO (Insured; Assured Guaranty
Municipal Corp.)	2.83	6/1/16	5,000,000	c	5,310,900
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/23	4,250,000		4,955,967
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/24	2,500,000		2,884,575
Florida--6.1%
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/19	4,220,000		4,820,928
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/20	2,500,000		2,831,975
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/15	10,000,000		10,955,600
Florida Municipal Loan Council,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	11/1/15	45,000		45,200
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/20	3,540,000		3,905,788
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/21	3,675,000		4,046,616
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/17	2,000,000		2,326,860
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/21	2,500,000		3,018,625
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/18	8,500,000		10,116,530
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/21	2,000,000		2,378,120
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/22	1,625,000		1,907,523
Jacksonville Electric Authority,
Revenue (Saint Johns River

Power Park System)	5.00	10/1/24	1,000,000		1,156,820
Lee County,
Airport Revenue	5.50	10/1/23	2,500,000		2,919,800
Lee County,
Airport Revenue	5.50	10/1/24	5,000,000		5,766,350
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/25	4,175,000		4,870,764
Miami-Dade County,
Subordinate Special Obligation
Bonds (Insured; National
Public Finance Guarantee Corp.)	0/5.00	10/1/22	2,000,000	e	2,170,520
Orlando Utilities Commission,
Utility System Revenue	2.52	10/1/16	13,400,000	c	13,902,634
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/21	3,000,000		3,677,280
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/40	7,500,000		8,100,000
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/24	1,790,000		1,948,147
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/25	6,170,000		6,673,719
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/28	2,105,000		2,247,319
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/29	1,085,000		1,152,975
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	245,000	a	298,552
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	210,000	a	255,902
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	725,000	a	883,471
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	240,000	a	292,459
Tallahassee,
Capital Bonds Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	10/1/14	5,725,000	a	6,086,305
Tampa Bay Water, A Regional Water

Supply Authority, Utility
System Revenue	5.00	10/1/20	5,000,000		6,077,200
Georgia--2.7%
Burke County Development
Authority, PCR (Georgia Power
Company Plant Vogtle Project)	1.40	4/1/15	5,000,000		5,076,950
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	6,000,000		7,227,180
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.) (Prerefunded)	5.75	1/1/14	5,000,000	a	5,160,350
Crisp County Development
Authority, EIR (International
Paper Company Project)	5.55	2/1/15	1,000,000		1,066,740
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/36	3,500,000		3,983,980
Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000	f	406,134
Monroe County Development
Authority, PCR (Oglethorpe
Power Corporation Scherer
Project)	2.40	4/1/20	13,500,000		13,394,565
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000		5,951,200
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/18	2,000,000		2,197,380
Putnam County Development
Authority, PCR (Georgia Power
Company)	5.10	6/1/23	6,120,000		6,143,501
Hawaii--.9%
Hawaii,
GO	5.00	12/1/16	9,830,000		11,312,856
Hawaii,
GO	5.00	12/1/17	5,000,000		5,903,450
Idaho--.6%
University of Idaho Regents,
General Revenue	5.25	4/1/21	10,200,000		11,884,326
Illinois--4.6%
Chicago,
GO	5.00	1/1/20	5,000,000		5,875,350
Chicago,
GO (Modern Schools Across
Chicago Program) (Insured;
AMBAC)	5.00	12/1/17	1,110,000		1,252,513
Cook County,
GO	5.00	11/15/24	7,500,000		8,721,000
Illinois,
GO	5.00	8/1/18	19,900,000		22,762,814
Illinois,

GO	5.00	8/1/19	10,000,000	11,431,000
Illinois,
GO	5.00	9/1/19	7,500,000	7,866,300
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	5,000,000	5,697,350
Illinois Finance Authority,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,500,000	2,742,850
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/15	3,500,000	3,787,700
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.25	6/1/24	10,000,000	11,094,000
Will County Forest Preserve
District, GO Unlimited Tax
Bonds	5.00	12/15/20	4,000,000	4,864,320
Indiana--.4%
Indiana Finance Authority,
Acquisition Revenue (National
Collegiate Athletic
Association Project)	5.00	5/1/15	1,000,000	1,086,640
Indiana Finance Authority,
State Revolving Fund Program
Bonds	5.00	2/1/24	5,000,000	6,033,650
Kansas--1.9%
Kansas Development Finance
Authority, Revenue (University
of Kansas Projects)	4.00	5/1/20	3,025,000	3,450,013
Kansas Development Finance
Authority, Revenue (University
of Kansas Projects)	4.00	5/1/21	3,370,000	3,789,127
Kansas Development Finance
Authority, Revenue (University
of Kansas Projects)	4.00	5/1/24	3,850,000	4,196,385
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/21	7,990,000	9,752,754
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/22	8,390,000	10,123,458
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/22	4,700,000	5,212,676
Kentucky--.2%
Kentucky Housing Corporation,
Housing Revenue	4.80	7/1/20	2,025,000	2,081,538
Kentucky Property and Buildings
Commission, Revenue (Project
Number 100)	5.00	8/1/21	1,785,000	2,154,477
Louisiana--2.8%
Jefferson Sales Tax District,
Special Sales Tax Revenue

(Insured; AMBAC)	5.25	12/1/21	4,000,000		4,660,800
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.25	6/1/13	4,000,000		4,000,000
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.00	6/1/21	5,500,000		5,991,315
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/25	14,500,000		17,390,720
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Louisiana
Community and Technical
College System Facilities
Corporation Project)	5.00	10/1/22	5,000,000		5,808,100
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	2,000,000		2,290,020
Louisiana Stadium and Exposition
District, Senior Revenue	5.00	7/1/28	3,650,000		4,110,046
Louisiana Stadium and Exposition
District, Senior Revenue	5.00	7/1/29	2,750,000		3,094,108
Louisiana Stadium and Exposition
District, Senior Revenue	5.00	7/1/31	5,000,000		5,567,250
Maryland--.3%
Howard County,
Consolidated Public
Improvement GO	5.00	8/15/17	5,030,000		5,913,419
Massachusetts--1.9%
Massachusetts,
GO	0.64	11/1/18	2,000,000	c	2,019,500
Massachusetts,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/20	3,285,000		4,127,964
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	4.75	2/1/15	1,320,000		1,371,599
Massachusetts Development Finance
Agency, Revenue (Olin College
Issue) (Insured; XLCA)	5.25	7/1/33	8,050,000		8,083,407
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	2,000,000		2,504,820
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	5,000,000		5,719,300

Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,500,000		1,712,820
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000		353,283
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	6,000,000		6,947,520
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/30	60,000		64,688
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	8/15/15	190,000	a	209,205
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	8/15/15	1,250,000	a	1,376,350
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/17	275,000		290,592
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	380,000		381,550
Michigan--.5%
Detroit,
Water Supply System Second
Lien Revenue (Insured; FGIC)	5.75	7/1/22	7,000,000		8,085,000
Michigan Municipal Bond Authority,
Drinking Water Revolving Fund
Revenue	5.50	10/1/15	1,000,000		1,117,950
Minnesota--1.2%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	12,000,000		14,551,440
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	5.00	3/1/14	1,410,000		1,459,956
University of Minnesota Regents,
Special Purpose Revenue (State
Supported Stadium Debt)	5.00	8/1/19	6,300,000		7,125,993
Mississippi--.1%
Mississippi Home Corporation,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	4.38	12/1/18	1,370,000		1,480,395
Mississippi State University
Educational Building
Corporation, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	8/1/16	400,000		456,828

Missouri--.1%
Missouri Environmental Improvement
and Energy Resource Authority,
Water PCR (State Revolving
Fund Program - Master Trust)	5.50	7/1/14	1,250,000		1,300,012
Nebraska--.1%
Nebraska Investment Finance
Authority, SFHR
(Collateralized: FHLMC, FNMA
and GNMA)	4.70	9/1/21	495,000		508,043
Omaha City,
GO (City of Omaha Convention
Center/Arena Project)	6.50	12/1/16	1,000,000		1,201,790
Nevada--1.4%
Clark County,
Highway Revenue (Motor Vehicle
Fuel Tax)	5.00	7/1/28	10,000,000		11,247,500
Clark County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	6/15/20	12,930,000		15,056,080
New Hampshire--.1%
New Hampshire Business Finance
Authority, PCR (Central Maine
Power Company)	5.38	5/1/14	1,000,000		1,039,660
New Jersey--4.3%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.13	11/1/16	1,000,000		1,151,500
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	a	5,643,250
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	a	5,643,250
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	a	5,643,250
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	2,500,000	a	2,821,625
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	4,400,000		4,844,620
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	2.04	2/1/18	10,000,000	c	10,384,600

New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/21	12,000,000		14,302,080
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Prerefunded)	5.00	3/1/15	2,000,000	a	2,162,160
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Prerefunded)	5.00	3/1/15	1,000,000	a	1,081,080
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue)	7.50	12/1/32	3,750,000		4,583,850
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.00	7/1/22	1,830,000		2,164,597
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.00	7/1/24	1,000,000		1,144,280
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/19	2,000,000		2,368,480
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	10,000,000	d	4,919,900
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/31	5,000,000		5,803,650
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/20	5,000,000		5,966,800
New Mexico--.4%
New Mexico Finance Authority,
Revenue (Public Project
Revolving Fund) (Insured;
AMBAC)	5.25	6/1/17	1,000,000		1,048,500
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue	5.00	6/15/18	5,000,000		5,967,250
New York--6.5%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	1,000,000		1,138,590
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/13	950,000		952,157
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/14	950,000		1,006,915
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/15	950,000		1,059,070
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National

Public Finance Guarantee Corp.)	5.00	11/15/28	2,880,000		3,232,570
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	1,500,000		1,797,165
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/24	5,000,000		5,621,100
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	12,000,000		14,869,680
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.40	11/1/22	10,000,000	c	9,700,000
New York City,
GO	5.13	12/1/24	5,000,000		5,829,750
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/23	13,000,000		15,482,220
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,000,000		1,081,980
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	200,000		228,340
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	12/15/24	7,000,000		8,515,430
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	12/15/25	8,000,000		9,543,200
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/24	5,000,000		5,964,850
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/25	3,000,000		3,550,920
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000		5,628,800
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	5,000,000		5,792,700
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	4,500,000		5,145,975

Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp. )	5.00	10/1/16	5,440,000		5,923,779
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/19	5,000,000		5,000,000
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; National
Public Finance Guarantee Corp.)	5.50	6/1/18	175,000		175,000
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)	0.00	11/15/29	10,000,000	d	5,310,800
North Carolina--3.2%
North Carolina,
GO	5.00	5/1/21	1,500,000		1,860,015
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/17	8,050,000		8,968,102
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/17	8,000,000		9,131,120
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.25	1/1/20	5,000,000		5,761,500
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	18,000,000		20,057,940
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.00	1/1/24	5,500,000		6,207,685
Wake County,
LOR	5.00	1/1/24	5,955,000		7,163,686
Ohio--.5%
Columbus,
GO (Various Purpose Limited
Tax)	5.00	7/1/21	3,005,000		3,713,970
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/15	1,110,000		1,115,184
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.00	10/1/23	3,055,000		3,651,153
Ohio Housing Finance Agency,
MFHR (Uptown Towers Apartments
Project) (Collateralized; GNMA)	4.75	10/20/15	455,000		474,246
Toledo-Lucas County Port
Authority, Port Facilities
Revenue (Cargill, Inc. Project)	4.50	12/1/15	900,000		952,902

Oregon--2.5%
Oregon,
GO	5.00	11/1/18	5,000,000		6,022,050
Oregon,
GO	5.00	11/1/19	5,000,000		6,101,350
Oregon,
GO	5.00	11/1/20	3,100,000		3,817,557
Oregon,
GO (Oregon Department of
Transportation Project)	5.00	5/1/17	7,565,000		8,805,357
Tri-County Metropolitan
Transportation District,
Payroll Tax and Grant Receipt
Revenue	5.00	11/1/18	5,000,000		5,738,900
Tri-County Metropolitan
Transportation District,
Payroll Tax and Grant Receipt
Revenue	3.00	11/1/19	15,000,000		16,048,800
Pennsylvania--2.2%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.25	6/15/15	1,620,000		1,772,426
Commonwealth Financing Authority
of Pennsylvania, Revenue	5.00	6/1/28	5,000,000		5,667,600
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/18	5,000,000		5,801,450
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/20	3,675,000		4,336,684
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/21	3,740,000		4,415,855
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	2,165,000		2,321,703
Pittsburgh,
GO	5.00	9/1/25	10,000,000		11,472,600
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/22	1,000,000		1,156,690
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/24	1,750,000		1,978,077
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/25	2,750,000		3,073,180
Rhode Island--.1%
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA) (Prerefunded)	4.50	11/1/13	795,000	a	808,706

Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA) (Prerefunded)	5.00	11/1/13	250,000	a	254,967
South Carolina--.3%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	3,000,000		3,653,790
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow) (Prerefunded)	5.00	12/1/13	350,000	a	358,365
Newberry Investing in Children's
Education, Installment
Purchase Revenue (School
District of Newberry County,
South Carolina Project)	5.25	12/1/20	1,000,000		1,089,080
South Dakota--.1%
South Dakota Educational
Enhancement Funding
Corporation, Tobacco
Settlement Revenue	5.00	6/1/25	1,800,000		2,096,928
South Dakota Educational
Enhancement Funding
Corporation, Tobacco
Settlement Revenue	5.00	6/1/27	500,000		573,585
Tennessee--.6%
Metropolitan Government of
Nashville and Davidson County,
GO Improvement Bonds	5.00	7/1/25	10,000,000		11,743,900
Texas--8.9%
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/26	3,000,000		3,385,260
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/27	3,400,000		3,817,418
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000		1,187,420
Harris County,
Toll Road Senior Lien Revenue	5.00	8/15/23	12,500,000		14,742,000
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/21	13,705,000		16,255,501
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	5,000,000	a	6,549,650
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000		5,895,500
Houston,

Public Improvement GO
(Insured; AMBAC) (Prerefunded)	5.00	9/1/15	1,295,000	a	1,426,792
Houston,
Public Improvement GO
(Insured; AMBAC) (Prerefunded)	5.00	9/1/15	3,895,000	a	4,283,098
Houston Community College System,
Limited Tax Bonds	5.00	2/15/21	2,250,000		2,738,295
Katy Independent School District,
Unlimited Tax Refunding Bonds
(Permanent School Fund
Guarantee Program)	0.00	2/15/16	1,505,000	d	1,476,631
Lower Colorado River Authority,
Junior Lien Revenue (Seventh
Supplemental Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/15	1,135,000		1,217,219
Lower Colorado River Authority,
Revenue	5.00	5/15/16	35,000		39,535
Lower Colorado River Authority,
Revenue	5.00	5/15/16	13,950,000		15,712,304
Lower Colorado River Authority,
Revenue	5.00	5/15/16	15,000		16,906
Lower Colorado River Authority,
Revenue	5.00	5/15/26	12,970,000		14,794,360
Royse City Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/14	3,260,000	d	3,246,015
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/17	5,000,000		5,763,900
San Antonio,
Electric and Gas Systems
Revenue (Prerefunded)	5.00	2/1/16	10,000,000	a	11,178,200
Texas Department of Housing and
Community Affairs, SFMR
(Collateralized: FNMA and GNMA
and Insured; National Public
Finance Guarantee Corp.)	5.45	9/1/23	845,000		845,000
Texas Public Finance Authority,
GO	5.00	10/1/23	9,385,000		11,355,662
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	7/1/17	7,500,000		8,335,425
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	1/1/20	10,000,000		10,179,100
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/20	15,000,000		17,220,150
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/24	3,650,000		4,202,829
Utah--1.7%
Metropolitan Water District of

Salt Lake and Sandy, Water
Revenue Project Bonds	4.00	7/1/21	6,005,000	6,885,333
Utah,
GO	5.00	7/1/20	20,000,000	24,619,400
Virginia--2.7%
Virginia,
GO	5.00	6/1/23	5,490,000	6,754,896
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/19	7,000,000	8,381,310
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/21	2,235,000	2,718,743
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/23	11,285,000	13,492,346
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/18	8,370,000	9,997,379
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/19	6,950,000	8,401,090
Washington--1.9%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/20	10,955,000	13,321,280
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.25	6/1/29	5,625,000	6,277,613
King County Public Hospital
District Number 1, Limited Tax
GO	5.25	12/1/37	5,000,000	5,426,600
Washington,
Motor Vehicle Fuel Tax GO	5.00	8/1/23	3,570,000	4,292,211
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/21	5,000,000	5,976,450
West Virginia--.4%
Monongalia County Building
Commission, HR (Monongalia
General Hospital)	5.25	7/1/20	3,140,000	3,297,502
West Virginia Economic Development
Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	1,000,000	1,010,510
West Virginia Economic Development
Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	2,600,000	2,627,326
Wisconsin--1.1%

Wisconsin,
GO		5.00	5/1/20	5,800,000		6,821,322
Wisconsin,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)		5.00	7/1/15	11,825,000	a	12,953,696
U.S. Related--2.7%
Puerto Rico Commonwealth,
Public Improvement GO		5.50	7/1/19	5,715,000		6,094,305
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)		6.25	7/1/13	1,380,000		1,384,802
Puerto Rico Electric Power
Authority, Power Revenue		5.25	7/1/18	5,000,000		5,395,700
Puerto Rico Electric Power
Authority, Power Revenue		5.25	7/1/23	5,000,000		5,156,300
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)		5.00	7/1/17	3,940,000		4,044,449
Puerto Rico Government Development
Bank, Senior Notes		5.00	12/1/13	4,000,000		4,058,600
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue		5.50	7/1/14	1,000,000		1,031,910
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue		5.50	7/1/15	995,000		1,043,526
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue		5.50	7/1/15	5,000		5,519
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue		5.50	7/1/16	5,000		5,742
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue		5.50	7/1/16	1,995,000		2,109,712
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue		5.75	7/1/17	1,940,000		2,085,597
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue		5.75	7/1/17	5,000		5,995
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue		5.75	7/1/22	2,500,000		2,580,575
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)		0/6.75	8/1/32	11,000,000	e	11,269,060
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	'	0/6.25	8/1/33	2,500,000	e	1,995,900

Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000		2,842,050
Total Long-Term Municipal Investments
(cost $1,669,104,173)					1,778,497,659
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.6%	Rate (%)	Date	Amount ($)		Value ($)
Colorado--.1%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Northern
Trust Company)	0.08	6/3/13	1,980,000	g	1,980,000
Florida--.2%
Orange County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wells Fargo
Bank)	0.08	6/3/13	1,200,000	g	1,200,000
Sarasota County Public Hospital
District, HR, Refunding
(Sarasota Memorial Hospital
Project) (LOC: Northern Trust
Company)	0.06	6/3/13	2,200,000	g	2,200,000
Illinois--.0%
Chicago,
GO Notes, Refunding (LOC;
Barclays Bank PLC)	0.07	6/3/13	100,000	g	100,000
Romeoville,
Revenue (Lewis University)
(LOC; Wells Fargo Bank)	0.08	6/3/13	500,000	g	500,000
Iowa--.4%
Iowa Finance Authority,
Health Facilities Revenue
(Great River Medical Center
Project) (LOC; JPMorgan Chase
Bank)	0.14	6/3/13	4,900,000	g	4,900,000
Iowa Finance Authority,
Private College Revenue,
Refunding (Drake University
Project) (LOC; Wells Fargo
Bank)	0.11	6/3/13	1,800,000	g	1,800,000
Kentucky--.5%
Christian County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;
U.S. Bank NA)	0.07	6/3/13	3,900,000	g	3,900,000
Christian County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;
U.S. Bank NA)	0.07	6/3/13	700,000	g	700,000
Shelby County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;

U.S. Bank NA)	0.07	6/3/13	3,780,000	g	3,780,000
Trimble County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;
U.S. Bank NA)	0.07	6/3/13	1,700,000	g	1,700,000
Massachusetts--.8%
Massachusetts,
GO Notes (Consolidated Loan)	0.57	6/7/13	5,000,000	g	5,012,250
Massachusetts,
GO Notes, Refunding	0.41	6/7/13	10,000,000	g	10,011,600
Mississippi--.2%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron USA Inc.
Project)	0.07	6/3/13	4,400,000	g	4,400,000
Missouri--.2%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(SBPA; JPMorgan Chase Bank)	0.06	6/3/13	3,000,000	g	3,000,000
New Hampshire--.0%
New Hampshire Business Finance
Authority, Revenue (Littleton
Regional Hospital Issue) (LOC;
TD Bank)	0.10	6/3/13	525,000	g	525,000
New York--.3%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.07	6/3/13	4,800,000	g	4,800,000
Ohio--.1%
Ohio University,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	1.05	6/7/13	2,265,000	g	2,265,000
Texas--.4%
Dallas Performing Arts Cultural
Facilities Corporation,
Cultural Facility Revenue
(Dallas Center for the
Performing Arts Foundation,
Inc. Project) (LOC; JPMorgan
Chase Bank)	0.07	6/3/13	8,000,000	g	8,000,000
Utah--.2%
Utah Transit Authority,
Subordinated Sales Tax Revenue
(LOC; Fortis Bank)	0.07	6/3/13	3,800,000	g	3,800,000
Vermont--.1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Landmark College
Project) (LOC; TD Bank)	0.10	6/3/13	1,100,000	g	1,100,000
Vermont Educational and Health
Buildings Financing Agency,

Revenue (Northeastern Vermont
Regional Hospital Project)
(LOC; TD Bank)	0.08	6/3/13	400,000	g	400,000
Wisconsin--.1%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Fort Healthcare, Inc.) (LOC;
JPMorgan Chase Bank)	0.14	6/3/13	1,930,000	g	1,930,000
Total Short-Term Municipal Investments
(cost $67,980,000)					68,003,850
Total Investments (cost $1,737,084,173)			98.6%		1,846,501,509
Cash and Receivables (Net)			1.4%		26,918,566
Net Assets			100.0%		1,873,420,075

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, this security was valued at $474,658 or 0.03% of net assets.
c Variable rate security--interest rate subject to periodic change.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f Non-income producing--security in default.
g Variable rate demand note - rate shown is the interest rate in effect at May 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2013, net unrealized appreciation on investments was $109,417,336 of which $114,927,006 related to appreciated investment securities and $5,509,670 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage
Association

GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity
Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts
Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 5/31/2013	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	340	(43,934,375)	September 2013	111,563

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,846,501,509	-	1,846,501,509
Other Financial Instruments:
Financial Futures+	111,563	-	-	111,563

+ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

BNY Mellon National Municipal Money Market Fund

May 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.2%	Rate (%)	Date	Amount ($)		Value ($)
California--4.7%
California Health Facilities
Financing Authority, Revenue,
CP	0.18	8/13/13	19,565,000		19,564,309
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.18	8/1/13	27,000,000		26,999,265

Colorado--1.1%
Colorado Educational and Cultural
Facilities Authority, Revenue
(The Nature Conservancy
Project)	0.13	6/7/13	10,223,000	a,b	10,223,000
Parker Automotive Metropolitan
District, GO Notes (LOC; U.S.
Bank NA)	0.13	6/7/13	850,000	a	850,000

Connecticut--2.4%
Connecticut Health and Educational
Facilities Authority, Revenue
(Community Renewal Team Issue)
(LOC; Bank of America)	0.21	6/7/13	1,345,000	a	1,345,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Westminster School Issue)
(LOC; Bank of America)	0.20	6/7/13	2,200,000	a,b	2,200,000
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.08	6/3/13	20,190,000	a	20,190,000

Florida--1.0%
Deutsche Bank Spears/Lifers Trust
(Series DBE-594) (University
of North Florida Financing
Corporation, Capital
Improvement Revenue (Housing
Project)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.22	6/7/13	5,170,000 a,c,d		5,170,000
Jacksonville,
IDR (University of Florida
Health Sciences Center Clinic)
(LOC; Branch Banking and Trust
Co.)	0.16	6/7/13	3,700,000	a	3,700,000
Palm Beach County,
IDR (Gulfstream Goodwill
Industies, Inc. Project) (LOC;
Wells Fargo Bank)	0.23	6/7/13	1,055,000	a	1,055,000

Georgia--1.0%
Fulton County Development
Authority, Revenue (King's
Ridge Christian School
Project) (LOC; Branch Banking
and Trust Co.)	0.15	6/7/13	9,645,000	a,b	9,645,000

Illinois--6.7%
Chicago,
Second Lien Water Revenue,
Refunding (LOC; California
Public Employees Retirement
System)	0.13	6/7/13	14,155,000	a	14,155,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-472) (Village of
Bolingbrook, Will and DuPage
Counties, GO Notes) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.22	6/7/13	9,225,000 a,c,d		9,225,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-555) (DeWitt,
Ford, Livingston, Logan,
McLean and Tazewell Counties
and Illinois Community College
District Number 540, Community
College GO) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.22	6/7/13	3,135,000 a,c,d		3,135,000
Illinois Finance Authority,
Revenue (Joan W. and Irving B.
Harris Theater for Music and
Dance Project) (LOC; PNC Bank
NA)	0.15	6/7/13	14,000,000	a	14,000,000
Illinois Finance Authority,
Revenue (Kohl Children's
Museum of Greater Chicago Inc.
Project) (LOC; Northern Trust
Company)	0.14	6/7/13	2,275,000	a	2,275,000
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase
Bank)	0.08	6/3/13	10,100,000	a	10,100,000
Illinois Finance Authority,
Revenue (Saint Ignatius
College Preparatory Project)
(LOC; PNC Bank NA)	0.15	6/7/13	13,000,000	a,b	13,000,000

Indiana--3.5%
Deutsche Bank Spears/Lifers Trust
(Series DBE-565) (Indiana Bond
Bank, Special Program Revenue)
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.23	6/7/13	5,800,000 a,c,d		5,800,000
Goshen,
EDR (Goshen College Project)
(LOC; JPMorgan Chase Bank)	0.15	6/7/13	19,350,000	a,b	19,350,000
Indiana Finance Authority,
Lease Appropriation Revenue

(Stadium Project) (Liquidity
Facility; JPMorgan Chase Bank)	0.09	6/3/13	4,700,000	a	4,700,000
Lawrence, Fort Harrison Reuse
Authority, Tax Increment
Revenue (Fort Harrison
Military Base Reuse District)
(LOC; PNC Bank NA)	0.13	6/7/13	4,200,000	a	4,200,000

Iowa--3.3%
Hills,
Health Facilities Revenue
(Mercy Hospital Project) (LOC;
U.S. Bank NA)	0.13	6/3/13	19,030,000	a	19,030,000
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Des Moines
University Project) (LOC; U.S.
Bank NA)	0.13	6/3/13	13,070,000	a,b	13,070,000

Kansas--.2%
Wamego,
PCR, Refunding (UtiliCorp
United Inc. Project) (LOC;
Bank of America)	0.23	6/7/13	2,300,000	a	2,300,000

Kentucky--.2%
Mason County,
PCR (East Kentucky Power
Cooperative, Inc. Project)
(Liquidity Facility; National
Rural Utilities Cooperative
Finance Corporation)	0.31	6/7/13	2,325,000	a	2,325,000

Louisiana--2.5%
Deutsche Bank Spears/Lifers Trust
(Series DBE-577) (Jefferson
Sales Tax District, Special
Sales Tax Revenue) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.22	6/7/13	4,205,000 a,c,d		4,205,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.09	6/3/13	10,500,000	a	10,500,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.12	6/7/13	9,590,000	a,b	9,590,000

Maryland--6.3%
Baltimore Mayor and City Council
Industrial Development
Authority, Revenue (City of
Baltimore Capital Acquisition
Program) (LOC; Bayerische
Landesbank)	0.17	6/7/13	16,500,000	a	16,500,000
Maryland Economic Development
Corporation, EDR (Catholic
Relief Services Facility)
(LOC; Bank of America)	0.18	6/7/13	15,075,000	a	15,075,000

Maryland Industrial Development
Financing Authority, Recovery
Zone Facility Revenue (Wexford
Maryland BioPark 3, LLC
Facility) (LOC; M&T Trust)	0.17	6/7/13	10,000,000	a	10,000,000
Montgomery County,
EDR (George Meany Center for
Labor Studies - The National
Labor College Facility) (LOC;
Bank of America)	0.17	6/7/13	16,655,000	a,b	16,655,000
Montgomery County Housing
Opportunities Commission, MFHR
(Oak Mill II Apartments) (LOC;
Bank of America)	0.17	6/7/13	3,650,000	a	3,650,000

Massachusetts--4.5%
Massachusetts Bay Transportation
Authority, General
Transportation System Revenue
(Liquidity Facility; Bank of
America)	0.18	6/7/13	32,720,000	a	32,720,000
Massachusetts Development Finance
Agency, Revenue (Abby Kelley
Foster Charter Public School
Issue) (LOC; TD Bank)	0.17	6/7/13	9,405,000	a,b	9,405,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.17	6/7/13	2,185,000	a	2,185,000

Michigan--2.0%
Lenawee County Economic
Development Corporation,
Revenue, Refunding (Siena
Heights University Project)
(LOC; FHLB)	0.13	6/7/13	7,675,000	a,b	7,675,000
Michigan Higher Education
Facilities Authority, LOR
(Adrian College Project) (LOC;
Comerica Bank)	0.17	6/7/13	11,875,000	a,b	11,875,000

Minnesota--.9%
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	0.18	6/7/13	8,565,000	a,b	8,565,000

Mississippi--.2%
Mississippi Development Bank,
Special Obligation Revenue,
Refunding (Harrison County GO
Bonds Refunding Project) (LOC;
Bank of America)	0.19	6/7/13	2,110,000	a	2,110,000

Missouri--2.3%
Deutsche Bank Spears/Lifers Trust
(Series DBE-712) (Kansas City
Industrial Development
Authority, MFHR, Refunding

(The Orchards Apartments
Project)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.23	6/7/13	9,090,000 a,c,d		9,090,000
Saint Charles County Public Water
Supply District Number 2, COP
(Project Lease Agreement)	0.17	6/7/13	13,350,000	a	13,350,000

Nebraska--1.3%
Lancaster County Hospital
Authority Number 1, HR,
Refunding (BryanLGH Medical
Center) (LOC; U.S. Bank NA)	0.13	6/3/13	13,060,000	a	13,060,000

Nevada--2.2%
Clark County,
Airport System Junior
Subordinate Lien Revenue	2.00	7/1/14	3,900,000		3,964,155
Deutsche Bank Spears/Lifers Trust
(Series DBE-668) (Clark County
School District, Limited Tax
Building Bonds GO) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.25	6/7/13	17,975,000 a,b,c,d		17,975,000

New Hampshire--1.2%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; Wells Fargo Bank)	0.08	6/3/13	11,995,000	a,b	11,995,000

New Jersey--9.2%
Bergenfield Borough,
GO Notes, BAN	1.00	2/28/14	6,390,000		6,406,426
Burlington County Bridge
Commission, County-Guaranteed
Pooled Loan Revenue, Refunding
(Governmental Loan Program)	3.00	10/15/13	1,045,000		1,055,629
Cumberland County,
GO Notes, BAN	1.50	12/27/13	1,833,000		1,841,877
East Brunswick Township,
GO Notes, BAN	1.25	8/6/13	15,000,000		15,016,604
Garfield,
GO Notes, BAN (General Bond
Anticipation Notes and Water
Utility Bond Anticipation
Notes)	1.00	10/15/13	11,433,000		11,454,141
Kearny Board of Education,
GO Notes, GAN	1.25	10/11/13	3,000,000	b	3,003,754
New Jersey Economic Development
Authority, EDR (Diocese of
Metuchen Project) (LOC; Bank
of America)	0.18	6/7/13	7,570,000	a,b	7,570,000
New Jersey Economic Development
Authority, EDR, Refunding
(Stolthaven Perth Amboy Inc.
Project) (LOC; Citibank NA)	0.14	6/7/13	13,800,000	a	13,800,000

New Jersey Economic Development
Authority, Revenue (Job Haines
Home Project) (LOC; PNC Bank
NA)	0.14	6/7/13	2,800,000	a	2,800,000
Paterson,
GO Notes, BAN (General
Improvement and Tax Appeal)	1.50	6/6/13	7,000,000		7,000,236
Rahway,
GO Notes, BAN	1.25	8/9/13	10,000,000		10,012,208
Rahway,
GO Notes, BAN	1.25	10/2/13	8,000,000		8,015,247
Sussex County Municipal Utilities
Authority, Project Note
(Paulins Kill Basin Water
Reclamation System)	1.50	2/14/14	2,750,000		2,769,920

New York--14.4%
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T
Trust)	0.17	6/7/13	2,800,000	a	2,800,000
Amherst Industrial Development
Agency, Civic Facility Revenue
(Daemen College Project) (LOC;
M&T Trust)	0.17	6/7/13	12,000,000	a,b	12,000,000
Amsterdam Enlarged City School
District, GO Notes, BAN	1.25	6/28/13	13,595,000	b	13,600,994
Deposit Central School District,
GO Notes, BAN	1.25	6/28/13	7,000,000	b	7,002,827
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Brookview,
Inc. Project) (LOC; M&T Trust)	0.17	6/7/13	8,250,000	a	8,250,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(The Canisius High School of
Buffalo, N.Y. Project) (LOC;
M&T Trust)	0.17	6/7/13	18,830,000	a,b	18,830,000
Hannibal Central School District,
GO Notes, BAN	1.00	6/28/13	6,910,000	b	6,911,518
Jamestown City School District,
GO Notes, BAN	1.00	6/27/13	6,000,000	b	6,001,269
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Saint Ann's
Home for the Aged Project)
(LOC; HSBC Bank USA)	0.17	6/7/13	5,475,000	a	5,475,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (WytheHotel
Project) (LOC; M&T Trust)	0.18	6/7/13	3,700,000	a	3,700,000
New York State Housing Finance
Agency, Housing Revenue (25
Washington Street) (LOC; M&T
Trust)	0.16	6/7/13	7,800,000	a	7,800,000
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Saint

Elizabeth Medical Center
Facility) (LOC; HSBC Bank USA)	0.14	6/7/13	5,550,000	a	5,550,000
Onondaga County Industrial
Development Agency, Civic
Facility Revenue (Syracuse
Research Corporation Facility)
(LOC; M&T Trust)	0.17	6/7/13	3,640,000	a	3,640,000
Salina,
GO Notes BAN	1.25	6/21/13	7,230,000		7,232,361
Seaford Union Free School
District, GO Notes, TAN	1.25	6/20/13	2,500,000	b	2,500,969
South Jefferson Central School
District, GO Notes, BAN	1.50	6/21/13	18,930,000	b	18,939,066
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Community
Development Properties Ithaca,
Inc. Project) (LOC; M&T Trust)	0.22	6/7/13	6,100,000	a	6,100,000
Wappingers Central School
District, GO Notes, BAN	1.25	7/12/13	5,825,554	b	5,829,454

North Carolina--.5%
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (High Point
University Project) (LOC;
Branch Banking and Trust Co.)	0.15	6/7/13	5,025,000	a,b	5,025,000

Ohio--3.3%
Dayton City School District,
School Facilities Construction
and Improvement Unlimited Tax
GO Notes, Refunding	0.75	10/15/13	9,000,000	b	9,014,982
Hamilton County,
Hospital Facilities Revenue
(The Elizabeth Gamble
Deaconess Home Association)
(LOC; Northern Trust Company)	0.22	6/7/13	15,000,000	a	15,000,000
Union Township,
GO Notes, Refunding, BAN
(Various Purpose)	1.00	9/11/13	8,200,000		8,212,546

Pennsylvania--2.5%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1021)
(Pennsylvania Higher Education
Facilities Authority, Revenue
(Student Association, Inc.
Student Housing Project at
California University of
Pennsylvania)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.22	6/7/13	16,500,000 a,b,c,d		16,500,000
Northampton County Higher
Education Authority, College
Revenue (Lafayette College
Project) (Liquidity Facility;
JPMorgan Chase Bank)	0.14	6/7/13	2,300,000	a,b	2,300,000
Philadelphia Authority for

Industrial Development,
Educational Facilities Revenue
(Chestnut Hill College
Project) (LOC; Wells Fargo
Bank)	0.23	6/7/13	5,425,000	a,b	5,425,000

South Carolina--2.4%
South Carolina Jobs-Economic
Development Authority, EDR
(Ashley Hall Project) (LOC;
Branch Banking and Trust Co.)	0.17	6/7/13	19,460,000	a	19,460,000
South Carolina Jobs-Economic
Development Authority, EDR
(Lexington-Richland Alcohol
and Drug Abuse Council, Inc.
Project) (LOC; Branch Banking
and Trust Co.)	0.17	6/7/13	4,225,000	a	4,225,000

South Dakota--1.6%
South Dakota Health and
Educational Facilities
Authority, Revenue (Regional
Health) (LOC; U.S. Bank NA)	0.13	6/3/13	16,000,000	a	16,000,000

Tennessee--2.5%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.15	6/7/13	12,275,000	a	12,275,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.15	6/7/13	8,000,000	a	8,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.17	6/7/13	4,000,000	a	4,000,000

Texas--11.2%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance
Corporation)	0.20	6/7/13	34,200,000	a	34,200,000
Austin Independent School
District, CP (Liquidity
Facility; Sumitomo Mitsui
Banking Corp.)	0.18	6/19/13	20,000,000	b	19,999,739
Crawford Education Facilities
Corporation, Higher Education
Revenue (Southwestern
University Project)	0.27	6/7/13	5,000,000	a,b	5,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area

Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/25/13	28,900,000		28,900,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/25/13	3,000,000		3,000,000
Port Arthur Navigation District
Industrial Development
Corporation, Exempt Facilities
Revenue (Air Products Project)	0.09	6/3/13	13,500,000	a	13,500,000
University of Houston,
University Revenue, CP	0.15	6/17/13	5,605,000	b	5,604,754

Utah--.3%
Utah Housing Corporation,
MFHR (Timbergate Apartments
Project) (LOC; FHLMC)	0.17	6/7/13	3,125,000	a	3,125,000

Virginia--1.0%
Alexandria Industrial Development
Authority, Revenue (Institute
for Defense Analyses Project)
(LOC; Branch Banking and Trust
Co.)	0.13	6/7/13	9,875,000	a	9,875,000

Washington--2.5%
King County Housing Authority,
Pooled Housing Revenue,
Refunding (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.15	6/7/13	24,870,000	a	24,870,000

Wisconsin--1.3%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Cedar Crest, Inc.) (LOC; Bank
of Montreal)	0.12	6/7/13	6,985,000	a	6,985,000
Wisconsin Rural Water Construction
Loan Program Commission,
Revenue, BAN	1.00	10/1/13	5,500,000		5,512,281

Total Investments (cost $986,666,881)			100.2%		986,669,531
Liabilities, Less Cash and Receivables			(.2%)		(1,957,543)
Net Assets			100.0%		984,711,988

a Variable rate demand note - rate shown is the interest rate in effect at May 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At May 31, 2013, the fund had $332,282,587 or 33.7% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, these securities amounted to $71,100,000 or 7.2% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g.,

enhanced liquidity, yields linked to short-term rates).

At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	986,669,531
Level 3 - Significant Unobservable Inputs	-
Total	986,669,531

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

BNY Mellon National Short-Term Municipal Bond Fund

May 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.9%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.2%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	4.00	6/1/16	1,000,000	1,081,620
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	1,055,000	1,054,694
Alaska--1.2%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.00	4/1/14	2,370,000	2,464,373
North Slope Borough,
GO	2.50	6/30/14	3,400,000	3,482,144
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/14	2,000,000	2,052,280
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/16	2,500,000	2,757,425
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/18	3,000,000	3,478,530
Arizona--2.1%
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/14	1,110,000	1,165,700
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/14	1,055,000	1,109,121
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/15	9,380,000	10,269,130
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/16	5,000,000	5,665,300
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	5.00	7/1/16	2,300,000	2,611,351
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	3,995,000	4,250,680
California--11.3%
California,
GO	5.00	8/1/18	2,000,000	2,280,520
California,
GO (Economic Recovery)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	6,820,000	7,189,849

California,
GO (Various Purpose)	4.00	10/1/15	17,050,000		18,409,567
California,
GO (Various Purpose)	5.00	9/1/16	10,000,000		11,347,400
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	8/15/15	1,000,000		1,097,700
California Health Facilities
Financing Authority, Revenue
(Lucile Salter Packard
Children's Hospital at
Stanford)	1.45	3/15/17	3,000,000		3,050,790
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	0.40	4/1/16	5,000,000	a	4,999,900
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	0.70	2/3/14	3,000,000		2,999,100
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	2.00	9/2/14	4,000,000		4,069,680
California Statewide Communities
Development Authority, MFHR
(Clara Park / Cypress Sunrise
/ Wysong Plaza Apartments)
(Collateralized; GNMA)	4.55	1/20/16	670,000		693,236
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/14	1,000,000		1,038,910
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	5/1/17	3,500,000		4,042,010
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	4.00	5/15/14	900,000		928,026
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	4.00	5/15/15	1,150,000		1,214,181
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	4.00	5/15/16	1,450,000		1,557,909
Chula Vista,
IDR (San Diego Gas and
Electric Company)	1.65	7/1/18	10,000,000		10,103,000
Contra Costa Transportation
Authority, Sales Tax Revenue

(Limited Tax Bonds)	0.50	12/12/15	4,000,000	a	4,011,720
Golden Empire Schools Financing
Authority, LR (Kern High
School District Projects)	0.42	5/1/14	12,000,000	a	12,002,040
Irvine Reassessment District
Number 12-1, Limited
Obligation Improvement Bonds	3.00	9/2/16	2,000,000		2,131,960
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/17	1,500,000		1,755,915
Los Angeles Department of Water
and Power, Power System Revenue	5.00	1/1/16	10,000,000		11,053,600
Los Angeles Unified School
District, GO	4.00	7/1/16	4,000,000		4,416,160
Metropolitan Water District of
Southern California, Water
Revenue	3.50	10/1/16	5,900,000		6,415,247
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; AMBAC) (Prerefunded)	5.00	12/1/14	1,000,000	b	1,070,160
Sacramento Municipal Utility
District, Electric Revenue	5.00	8/15/15	3,500,000	c	3,808,385
Sacramento Municipal Utility
District, Electric Revenue	5.00	8/15/16	6,610,000	c	7,437,440
Southern California Public Power
Authority, Revenue
(Mead-Phoenix Project)	5.00	7/1/17	5,260,000		6,105,545
Colorado--1.4%
City and County of Denver,
Airport System Revenue	4.00	11/15/14	1,310,000		1,377,544
City and County of Denver,
Airport System Revenue	4.00	11/15/15	1,000,000		1,082,630
City and County of Denver,
Airport System Revenue	5.00	11/15/16	1,000,000		1,140,340
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)
(Prerefunded)	5.00	11/12/13	100,000	b	102,133
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue	5.00	12/1/16	1,850,000		2,100,749
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue	5.00	12/1/17	4,005,000		4,636,388
Regional Transportation District
of Colorado, COP (Lease
Purchase Agreement)	5.00	6/1/18	5,000,000		5,809,450
Connecticut--3.0%
Bridgeport,
GO	4.00	8/15/18	2,000,000		2,219,020
Connecticut,

GO (Economic Recovery)	5.00	1/1/16	8,425,000	9,374,919
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	12/1/16	2,900,000	3,337,465
Connecticut Development Authority,
PCR (The Connecticut Light and
Power Company Project)	1.25	9/3/13	2,600,000	2,605,512
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	2.50	2/12/15	5,000,000	5,183,300
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.88	2/8/18	10,000,000	9,961,300
New Haven,
GO	4.00	11/1/15	3,000,000	3,221,040
Florida--5.9%
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/16	10,000,000	11,221,700
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/15	10,000,000	10,955,600
Florida State Board of Education,
Lottery Revenue (Insured;
AMBAC)	5.25	7/1/14	5,000,000	5,270,600
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/16	10,000,000	11,319,600
Jacksonville,
Special Revenue	5.00	10/1/16	3,000,000	3,415,980
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/16	5,000,000	5,714,650
Kissimmee Utility Authority,
Electric System Revenue	4.00	10/1/14	1,250,000	1,307,112
Miami-Dade County,
Double-Barreled Aviation GO	5.00	7/1/14	1,000,000	1,050,400
Orange County School Board,
COP (Master Lease Purchase
Agreement)	5.00	8/1/15	1,500,000	1,640,520
Orlando,
Waste Water System Revenue
(Insured; National Public
Finance Guarantee Corp.)	4.00	10/1/14	3,025,000	3,173,195
Orlando-Orange County Expressway
Authority, Junior Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	8.25	7/1/15	8,360,000	9,662,655
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/1/17	5,000,000	5,474,950
Georgia--1.6%
Atlanta,

Water and Wastewater Revenue	5.00	11/1/15	5,000,000	5,541,250
Burke County Development
Authority, PCR (Georgia Power
Company Plant Vogtle Project)	1.40	4/1/15	5,000,000	5,076,950
Floyd County Development
Authority, PCR (Georgia Power
Company Plant Hammond Project)	0.85	11/19/15	5,000,000	5,028,700
Fulton County,
Water and Sewerage Revenue	5.00	1/1/16	1,550,000	1,725,615
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.00	1/1/17	1,000,000	1,140,250
Illinois--6.8%
Central Lake County Joint Action
Water Agency, Water Revenue	4.00	5/1/17	5,430,000	6,065,690
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	4,000,000	4,545,840
Chicago,
Second Lien Revenue (Chicago
Midway Airport) (Insured;
AMBAC)	5.00	1/1/17	4,110,000	4,363,875
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; AMBAC)	5.25	12/1/15	1,425,000	1,588,447
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/14	2,000,000	2,137,300
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/16	17,000,000	18,152,090
Chicago Park District,
GO Limited Tax Bonds (Insured;
AMBAC)	5.00	1/1/16	2,100,000	2,205,021
Chicago Transit Authority,
Capital Grant Receipts Revenue
(Federal Transit
Administration Section 5307
Formula Funds) (Insured; AMBAC)	5.00	6/1/14	3,815,000	3,979,198
Illinois,
GO	5.00	1/1/14	1,415,000	1,454,195
Illinois,
GO	5.00	1/1/14	4,585,000	4,700,221
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/16	7,500,000	8,237,850
Illinois,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	4/1/16	4,465,000	4,979,055
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building

Receipts Revenue	5.00	6/15/17	2,000,000		2,297,860
Illinois Development Finance
Authority, Revenue (Saint
Vincent de Paul Center Project)	1.88	3/1/19	3,500,000		3,493,455
Kane, McHenry, Cook and DeKalb
Counties Community Unit School
District Number 300, GO
(Insured; XLCA)	5.00	12/1/17	3,145,000		3,420,974
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/15	8,330,000		9,014,726
Indiana--1.5%
Indiana Finance Authority,
Second Lien Water Utility
Revenue (Citizens Energy Group
Project)	3.00	10/1/14	2,000,000		2,065,880
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	1.50	8/1/14	2,000,000		2,023,980
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	1.60	2/1/17	2,500,000		2,560,525
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	1.70	9/1/14	1,500,000		1,522,935
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	7/28/16	2,000,000		2,255,840
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; FGIC) (Prerefunded)	5.25	6/1/14	1,000,000	b	1,049,530
Whiting,
Environmental Facilities
Revenue (BP Products North
America, Inc.)	2.80	6/2/14	6,000,000		6,145,500
Iowa--.1%
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Grinnell
College Project)	4.00	12/1/13	1,000,000		1,019,050
Kentucky--.8%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 99)	5.00	11/1/17	4,200,000		4,919,040
Louisville/Jefferson County Metro
Government, PCR (Louisville
Gas and Electric Company
Project)	1.65	4/3/17	4,940,000		5,043,691
Louisiana--1.3%
England District Sub-District
Number 1, Revenue (State of
Louisiana - Economic
Development Project)	5.00	8/15/17	3,055,000		3,527,517
Louisiana,

GO	0.94	7/15/14	4,765,000	a	4,765,000
Louisiana Offshore Terminal
Authority, Deepwater Port
Revenue (LOOP LLC Project)	1.88	10/1/13	2,000,000		2,010,080
Louisiana Public Facilities
Authority, Revenue (Loyola
University Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	10/1/16	5,000,000		5,681,200
Maryland--1.7%
Maryland,
GO (State and Local Facilities
Loan)	5.00	3/1/18	10,805,000		12,844,876
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	1.28	11/15/16	2,245,000	a	2,283,502
University System of Maryland,
Revolving Loan Program Bonds	1.25	6/1/18	5,000,000		5,000,000
Massachusetts--2.7%
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.00	7/1/14	12,705,000	b	13,359,562
Massachusetts Development Finance
Agency, Recovery Zone Facility
Revenue (Dominion Energy
Brayton Point Issue)	2.25	9/1/16	5,000,000		5,157,850
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	3.00	10/1/13	1,140,000		1,150,271
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	4.00	7/1/14	4,525,000		4,660,162
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	1.00	11/1/14	1,850,000		1,870,960
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	1.70	11/1/16	2,915,000		3,001,721
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/14	1,600,000		1,682,624
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	6.13	10/1/14	1,000,000		1,068,130
Michigan--2.1%
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax)	5.00	5/1/16	1,490,000		1,653,393
Michigan Finance Authority,

Unemployment Obligation
Assessment Revenue	5.00	7/1/17	10,000,000	11,717,100
Michigan Hospital Finance
Authority, Project Revenue
(Ascension Health Senior
Credit Group)	1.50	3/1/17	12,000,000	12,216,600
Minnesota--.9%
Minnesota,
GO	5.00	8/1/16	5,200,000	5,931,536
Minnesota,
GO (Various Purpose)	5.00	8/1/15	4,000,000	4,404,320
Missouri--.2%
Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/13	1,800,000	1,806,696
Nebraska--.2%
Lincoln,
GO	4.00	12/1/15	2,035,000	2,217,845
Nevada--3.9%
Clark County,
Limited Tax GO Public Safety
Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/14	1,000,000	1,027,880
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/14	2,500,000	2,621,525
Clark County School District,
Limited Tax GO	5.00	6/15/16	10,000,000	11,308,400
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/15	6,800,000	7,430,088
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/15	4,075,000	4,473,250
Las Vegas Convention and Visitors
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/16	3,500,000	3,796,275
Las Vegas Valley Water District,
GO (Additionally Secured by
Pledged Revenues)	5.00	6/1/17	13,640,000	14,847,822
Las Vegas Valley Water District,
GO (Additionally Secured by
Southern Nevada Water
Authority Pledged Revenues)	5.00	6/1/14	450,000	471,064
New Hampshire--1.6%
New Hampshire,
Turnpike System Revenue	4.00	10/1/14	5,315,000	5,574,638
New Hampshire,
Turnpike System Revenue	5.00	10/1/15	5,565,000	6,149,269
New Hampshire,

Turnpike System Revenue	5.00	2/1/17	6,000,000		6,858,300
New Hampshire Business Finance
Authority, SWDR (Waste
Management, Inc. Project)	2.13	6/1/18	1,000,000		1,000,140
New Jersey--4.8%
Monmouth County Improvement
Authority, Governmental Pooled
Loan Revenue	4.00	12/1/17	4,200,000		4,789,848
New Jersey,
GO	5.00	8/15/15	10,000,000		11,013,500
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/14	2,935,000		3,090,643
New Jersey Economic Development
Authority, Exempt Facilities
Revenue (Waste Management of
New Jersey, Inc. Project)	2.20	11/1/13	2,000,000		2,013,160
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/17	4,475,000		5,129,290
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.00	9/1/17	5,000,000		5,480,450
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.00	7/1/14	2,185,000		2,300,040
New Jersey Sports and Exposition
Authority, State Contract Bonds	5.00	9/1/16	1,665,000		1,878,653
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/15	1,800,000		1,967,184
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/16	2,000,000		2,253,300
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	12/15/14	2,820,000		3,054,793
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.25	6/15/15	5,000,000	b	5,492,550
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/19	6,885,000		8,136,555
New Mexico--1.0%
New Mexico Educational Assistance
Foundation, Education Loan
Revenue	0.99	12/1/20	2,745,000	a	2,729,546
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	6/15/14	4,790,000	b	5,039,224

New Mexico Finance Authority,
State Transportation
Subordinate Lien Revenue	5.00	6/15/13	1,000,000	1,001,860
New Mexico Finance Authority,
Subordinate Lien Public
Project Revolving Fund Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	6/15/18	2,605,000	3,014,324
New York--10.1%
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/15	5,400,000	5,854,842
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/13	11,125,000	11,360,850
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/16	4,595,000	5,169,605
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue	4.00	11/15/15	7,820,000	8,514,260
Nassau Health Care Corporation,
RAN (Insured; Assured Guaranty
Municipal Corp.)	2.25	12/15/13	7,500,000	7,576,350
New York City,
GO	5.00	8/1/14	4,000,000	4,221,840
New York City,
GO	5.00	8/1/15	1,000,000	1,098,250
New York City,
GO	5.25	8/1/16	4,670,000	4,932,547
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/14	10,000,000	10,678,400
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	11/1/14	240,000	241,054
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/16	2,590,000	2,979,873
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/16	765,000	871,717
New York State,
GO	5.00	2/15/15	4,320,000	4,676,357
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue) (Insured;
XLCA)	5.25	7/1/13	1,000,000	1,004,070
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	8/15/15	5,000	5,500
New York State Dormitory
Authority, Revenue (Mental

Health Services Facilities
Improvement)	5.00	8/15/15	995,000		1,094,540
New York State Dormitory
Authority, Revenue (School
Districts Revenue Financing
Program) (Insured; National
Public Finance Guarantee Corp.)	5.75	10/1/17	25,000		25,114
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	8/15/15	11,380,000		12,542,922
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/17	3,600,000		4,168,836
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	4.00	5/15/17	4,825,000		5,385,182
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC) (Prerefunded)	5.00	4/1/14	1,475,000	b	1,533,100
New York State Urban Development
Corporation, Correctional
Capital Facilities Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	1/1/14	375,000		386,134
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/15	5,610,000		6,022,896
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp. )	5.00	10/1/16	5,000,000		5,444,650
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.00	6/1/14	3,000,000		3,143,790
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/16	2,500,000		2,785,600
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/16	1,900,000		2,181,884
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/17	3,500,000		3,980,235
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/17	3,325,000		3,926,260
North Carolina--1.3%
Charlotte,

Water and Sewer System Revenue	3.00	12/1/14	1,250,000		1,300,850
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Wake
Forest Baptist Obligated Group)	0.86	12/1/17	2,500,000	a	2,500,625
Wake County,
GO	4.00	2/1/15	10,560,000		11,214,192
Ohio--3.4%
Cleveland,
GO (Various Purpose) (Insured;
AMBAC)	5.25	10/1/14	5,050,000		5,366,938
Cleveland,
Water Revenue	5.00	1/1/16	3,000,000		3,343,200
Ohio,
Common Schools GO Bonds	5.00	9/15/16	5,780,000		6,602,899
Ohio,
GO Highway Capital
Improvements Bonds (Full Faith
and Credit/Highway User
Receipts) (Buckeye Savers Bond
Program)	5.00	5/1/16	4,650,000		5,240,410
Ohio Building Authority,
State Facilities Revenue
(Administrative Building Fund
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/16	3,585,000		4,087,509
Ohio Water Development Authority,
Drinking Water Assistance Fund
Revenue	5.00	12/1/17	1,925,000		2,277,506
Ohio Water Development Authority,
Solid Waste Revenue (Waste
Management, Inc. Project)	1.75	6/1/13	2,500,000		2,500,000
Ohio Water Development Authority,
Solid Waste Revenue (Waste
Management, Inc. Project)	2.25	11/2/15	6,000,000		6,138,900
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Notes	0.52	7/15/15	5,000,000	a	5,000,700
Oklahoma--.3%
Oklahoma Capitol Improvement
Authority, State Highway
Capital Improvement Revenue	4.00	10/1/16	2,960,000		3,296,286
Oregon--.4%
Oregon Department of
Transportation, Highway User
Tax Revenue (Prerefunded)	5.25	11/15/14	4,375,000	b	4,687,637
Pennsylvania--7.1%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	6/15/13	1,000,000		1,001,860
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	5/15/14	2,875,000		3,004,490

Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/13	3,035,000	3,094,031
Chester County Industrial
Development Authority, Student
Housing Revenue, BAN
(University Student Housing,
LLC Project at West Chester
University of Pennsylvania)	1.60	2/1/15	2,500,000	2,512,825
Jim Thorpe Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.30	3/15/16	1,000,000	1,048,520
Monroeville Finance Authority,
Revenue (University of
Pittsburgh Medical Center)	4.00	2/15/16	1,000,000	1,087,580
Pennsylvania,
GO	5.00	7/15/14	6,740,000	7,103,353
Pennsylvania,
GO	5.00	9/1/16	5,000,000	5,289,150
Pennsylvania,
GO	5.00	5/1/17	14,000,000	16,263,940
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	1.75	12/1/15	2,000,000	2,035,700
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/16	10,000,000	11,373,500
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/17	5,000,000	5,850,850
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/18	10,000,000	11,953,100
Philadelphia,
Airport Revenue	5.00	6/15/15	1,000,000	1,087,330
Philadelphia,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/17	3,690,000	4,290,031
Pittsburgh,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/13	5,000,000	5,058,050
State Public School Building
Authority, College Revenue
(Northampton County Area
Community College Project)	4.00	3/1/14	2,165,000	2,218,042
State Public School Building
Authority, School Revenue
(Chester Upland School
District Project) (Insured;
Assured Guaranty Municipal
Corp.)	4.00	9/15/14	1,810,000	1,886,002

South Carolina--.5%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/15	2,000,000		2,136,320
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/17	1,060,000		1,202,252
South Carolina Jobs-Economic
Development Authority, EDR
(Waste Management of South
Carolina, Inc. Project)	2.88	2/1/15	2,100,000		2,139,522
Tennessee--2.1%
Memphis-Shelby County Airport
Authority, Airport Revenue	5.00	7/1/16	4,105,000		4,612,994
Memphis-Shelby County Airport
Authority, Airport Revenue	5.00	7/1/17	4,905,000		5,661,498
Memphis-Shelby County Airport
Authority, Airport Revenue	5.38	7/1/18	3,175,000		3,787,076
Metropolitan Government of
Nashville and Davidson County,
GO Improvement Bonds	5.00	7/1/16	5,750,000		6,539,762
Metropolitan Government of
Nashville and Davidson County,
Subordinate Lien Water and
Sewer Revenue	5.00	7/1/16	1,250,000		1,414,900
Tennessee,
GO	5.00	8/1/16	3,100,000		3,538,216
Texas--7.2%
Frisco Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/15	1,000,000		1,102,080
Gulf Coast Waste Disposal
Authority, Environmental
Facilities Revenue (BP
Products North America, Inc.
Project)	2.30	9/3/13	4,000,000		4,019,520
Harris County,
Toll Road Senior Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	8/15/14	1,500,000	b	1,585,290
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/16	3,750,000		4,307,888
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	4.88	9/1/17	5,000,000		5,559,900
Houston Independent School
District, Limited Tax
Schoolhouse Bonds (Permament
School Fund Guarantee Program)	1.50	6/1/15	10,000,000		10,164,900
Houston Independent School
District, Limited Tax
Schoolhouse Bonds (Permament
School Fund Guarantee Program)	2.00	6/1/16	6,000,000		6,200,220

Katy Independent School District,
Unlimited Tax Bonds (Permament
School Fund Guarantee Program)	1.60	8/15/17	2,000,000		2,002,980
Katy Independent School District,
Unlimited Tax Bonds (Permament
School Fund Guarantee Program)	5.00	8/15/17	4,000,000		4,680,920
Lower Colorado River Authority,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.88	5/15/15	1,070,000		1,074,879
North Central Texas Health
Facilities Development
Corporation, HR (Children's
Medical Center of Dallas
Project)	5.00	8/15/17	1,000,000		1,165,180
Northside Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	1.35	6/1/18	12,500,000		12,414,125
Plano,
GO	5.25	9/1/14	1,225,000		1,301,624
Richardson Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	4.00	2/15/15	1,000,000		1,062,940
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/16	2,320,000		2,606,775
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	2.00	12/1/16	3,000,000		3,114,930
San Antonio,
Water System Revenue	5.00	5/15/17	2,160,000		2,509,510
Tarrant Regional Water District, A
Water Control and Improvement
District, Water Revenue	5.00	3/1/15	1,650,000		1,784,195
Tarrant Regional Water District, A
Water Control and Improvement
District, Water Revenue	5.00	3/1/16	1,500,000		1,681,560
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	5.00	12/15/13	720,000		737,395
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/14	5,000,000	d	4,969,400
Texas Public Finance Authority,
GO	5.00	10/1/14	2,000,000		2,128,040
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	7/1/15	6,000,000		6,574,020
Trinity River Authority,
Regional Wastewater System
Revenue	5.00	8/1/15	3,280,000		3,598,783
Utah--.2%
Timpanogos Special Service
District, Sewer Revenue

(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/14	1,775,000		1,856,987
Virginia--2.9%
Roanoke Economic Development
Authority, HR (Carilion Clinic
Obligated Group)	5.00	7/1/15	2,000,000		2,186,500
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.63	6/1/15	12,500,000	b	13,791,375
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	5.00	9/1/16	5,000,000		5,702,550
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant
Anticipation Revenue Notes	5.00	9/15/16	1,000,000		1,142,720
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant
Anticipation Revenue Notes	5.00	3/15/17	5,070,000		5,862,847
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/15	5,000,000		5,500,800
Washington--2.1%
Energy Northwest,
Electric Revenue (Project 1)	5.25	7/1/16	2,500,000		2,855,025
Energy Northwest,
Electric Revenue (Project 3)	5.00	7/1/16	2,255,000		2,558,027
Energy Northwest,
Electric Revenue (Project 3)	5.00	7/1/17	5,000,000		5,831,050
Energy Northwest,
Electric Revenue (Project 3)	5.00	7/1/18	12,445,000		14,062,477
U.S. Related--4.0%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/13	2,140,000		2,145,222
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/13	1,335,000		1,338,818
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/13	5,000,000		5,014,300
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/17	1,795,000		1,912,178
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,530,000		3,581,714
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/14	5,520,000		5,723,909
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/17	5,385,000		5,517,471
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue

(Insured; FGIC)	5.25	7/1/14	465,000		466,483
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC) (Prerefunded)	5.25	7/1/13	1,785,000	b	1,792,497
Puerto Rico Infrastructure
Financing Authority, Revenue
(Ports Authority Project)
(LOC; Government Development
Bank for Puerto Rico)	2.75	6/17/13	10,000,000		10,003,100
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Insured;
XLCA)	5.25	7/1/13	4,530,000		4,541,959
University of Puerto Rico,
University System Revenue	5.00	6/1/13	2,315,000		2,315,000
University of Puerto Rico,
University System Revenue	5.00	6/1/14	2,930,000		2,981,334
Total Long-Term Municipal Investments
(cost $1,154,882,691)					1,166,326,700
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.1%	Rate (%)	Date	Amount ($)		Value ($)
California--.1%
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.
Project)	0.83	5/1/14	1,700,000		1,700,952
Colorado--.3%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan
Chase Bank)	0.08	6/3/13	3,700,000	e	3,700,000
Florida--.0%
Orange County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wells Fargo
Bank)	0.08	6/3/13	100,000	e	100,000
Iowa--.2%
Iowa Finance Authority,
Private College Revenue,
Refunding (Drake University
Project) (LOC; Wells Fargo
Bank)	0.11	6/3/13	1,990,000	e	1,990,000
Kentucky--.0%
Christian County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;
U.S. Bank NA)	0.07	6/3/13	300,000	e	300,000
Massachusetts--1.1%
Massachusetts,
GO Notes (Consolidated Loan)
(Liquidity Facility; Wells
Fargo Bank)	0.08	6/3/13	2,700,000	e	2,700,000
Massachusetts,

GO Notes, Refunding	0.41	6/7/13	6,000,000	e	6,006,960
Massachusetts,
GO Notes, Refunding	0.65	6/7/13	3,700,000	e	3,703,256
Missouri--.1%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Saint
Louis Convention Center Hotel
Garage Project) (LOC; U.S.
Bank NA)	0.13	6/3/13	1,000,000	e	1,000,000
Vermont--.0%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Southwestern Vermont
Medical Center Project) (LOC;
TD Bank)	0.08	6/3/13	250,000	e	250,000
Virginia--.1%
King George County Economic
Development Authority, SWDR
(King George Landfill, Inc.
Project)	0.83	5/1/14	1,500,000		1,498,080
Wisconsin--.2%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Fort Healthcare, Inc.) (LOC;
JPMorgan Chase Bank)	0.14	6/3/13	1,800,000	e	1,800,000
Total Short-Term Municipal Investments
(cost $24,740,000)					24,749,248
Total Investments (cost $1,179,622,691)			100.0%		1,191,075,948
Cash and Receivables (Net)			.0%		4,322
Net Assets			100.0%		1,191,080,270

a Variable rate security--interest rate subject to periodic change.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Purchased on a delayed delivery basis.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate demand note - rate shown is the interest rate in effect at May 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2013, net unrealized appreciation on investments was $11,453,257 of which $12,177,471 related to appreciated investment securities and $724,214 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement

CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts
Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,191,075,948	-	1,191,075,948

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

BNY Mellon New York Intermediate Tax-Exempt Bond Fund

May 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.4%	Rate (%)	Date	Amount ($)	Value ($)
New York--90.8%
Albany County Airport Authority,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/15/23	1,500,000	1,699,095
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	2,500,000	2,846,475
Buffalo,
General Improvement GO	4.00	4/1/21	2,175,000	2,395,219
Erie County Fiscal Stability
Authority, Sales Tax and State
Aid Secured Revenue	5.00	12/1/24	2,000,000	2,359,060
Erie County Industrial Development
Agency, Revenue (City School
District of the City of
Buffalo Project)	5.00	5/1/17	2,500,000	2,884,750
Hempstead,
Public Improvement GO	5.00	8/15/20	1,255,000	1,548,293
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/21	1,000,000	1,180,540
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/22	2,000,000	2,366,720
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/17	2,780,000	3,141,539
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/18	1,000,000	1,126,380
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	5,000,000	5,612,100
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/17	1,000,000	1,133,340
Metropolitan Transportation
Authority, Transportation
Revenue	6.25	11/15/23	300,000	367,344
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/28	2,375,000	2,612,381
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured

Guaranty Municipal Corp.)	0.40	11/1/22	2,500,000	a	2,425,000
Monroe County Industrial
Development Corporation,
Revenue (Saint John Fisher
College Project)	5.00	6/1/17	1,740,000		1,947,739
Nassau County,
General Improvement GO	4.00	10/1/16	1,545,000		1,699,902
Nassau County,
General Improvement GO	5.00	10/1/18	1,310,000		1,543,586
Nassau County,
General Improvement GO	4.00	4/1/23	2,895,000		3,145,070
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	1,000,000		1,158,700
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue	4.00	11/15/18	2,000,000		2,313,060
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue	4.00	11/15/20	2,750,000		3,200,312
Nassau County Sewer and Storm
Water Finance Authority,
System Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.38	11/1/28	1,000,000		1,165,900
New York City,
GO	5.00	8/1/17	1,535,000		1,786,663
New York City,
GO	5.00	8/1/18	1,000,000		1,132,120
New York City,
GO	5.00	8/1/22	1,140,000		1,390,868
New York City,
GO	5.13	12/1/22	1,000,000		1,169,770
New York City,
GO	5.25	9/1/23	1,000,000		1,181,990
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.00	7/1/27	1,250,000		1,303,312
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/46	325,000		372,541
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,000,000		1,221,280
New York City Industrial
Development Agency, Special
Revenue (New York City - New

York Stock Exchange Project)	5.00	5/1/21	1,000,000	1,149,460
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/20	2,500,000	2,941,825
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/25	1,545,000	1,819,639
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/27	1,650,000	1,926,606
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50	11/15/17	5,000	5,022
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,750,000	2,112,337
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/20	1,000,000	1,227,430
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/21	1,145,000	1,406,518
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	8/1/22	255,000	288,346
New York City Trust for Cultural
Resources, Revenue (Lincoln
Center for the Performing
Arts, Inc.)	5.75	12/1/16	1,000,000	1,153,410
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/34	2,000,000	2,272,400
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/39	2,500,000	2,823,625
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/25	1,150,000	1,342,602
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	1,965,000	2,260,418
New York City Trust for Cultural
Resources, Revenue (Whitney
Museum of American Art)	5.00	7/1/21	4,000,000	4,743,080
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/29	3,000,000	3,461,640
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	3,175,000	3,435,286
New York Local Government
Assistance Corporation, Senior
Lien Revenue	5.00	4/1/18	2,500,000	2,890,225
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/17	1,150,000	1,334,103

New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/19	2,500,000	3,012,550
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/20	1,000,000	1,220,510
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/20	1,000,000	1,220,510
New York State,
GO	5.00	3/1/19	1,000,000	1,138,740
New York State,
GO	5.00	2/15/26	2,600,000	3,068,650
New York State Dormitory
Authority, Consolidated Fifth
General Resolution Revenue
(City University System)	5.00	7/1/19	1,000,000	1,127,350
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/18	2,370,000	2,616,267
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue)	5.00	7/1/18	1,000,000	1,077,090
New York State Dormitory
Authority, Mental Health
Services Facilities
Improvement Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	2/15/17	1,460,000	1,671,335
New York State Dormitory
Authority, Mental Health
Services Facilities
Improvement Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	2/15/27	2,005,000	2,292,798
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/18	1,500,000	1,693,965
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	10/1/20	1,000,000	1,236,300
New York State Dormitory
Authority, Revenue (Convent of
the Sacred Heart) (Insured;
Assured Guaranty Municipal
Corp.)	5.63	11/1/35	1,000,000	1,140,970
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/23	2,000,000	2,522,680
New York State Dormitory
Authority, Revenue (Mount

Sinai Hospital Obligated Group)	5.00	7/1/26	3,000,000	3,340,770
New York State Dormitory
Authority, Revenue (New York
University)	5.25	7/1/34	2,650,000	3,090,563
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/21	1,500,000	1,572,660
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	5.00	7/1/23	1,000,000	1,149,110
New York State Dormitory
Authority, Revenue (School
Districts Revenue Financing
Program)	5.00	10/1/18	3,040,000	3,575,253
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/15	500,000	528,080
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/25	1,000,000	1,182,900
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	3,000,000	3,309,360
New York State Dormitory
Authority, Revenue (Yeshiva
University)	5.00	11/1/20	3,190,000	3,795,207
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000	1,192,230
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/20	1,110,000	1,344,044
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/21	1,000,000	1,219,300
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	4.00	5/15/20	1,000,000	1,142,740
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.00	6/15/23	3,000,000	3,519,000
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water

Finance Authority Projects)	5.00	6/15/30	1,000,000	1,042,180
New York State Medical Care
Facilities Finance Agency,
Secured Mortgage Revenue
(Collateralized; SONYMA)	6.38	11/15/20	210,000	210,974
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.38	10/1/17	225,000	225,592
New York State Thruway Authority,
General Revenue	5.00	1/1/20	1,500,000	1,796,205
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/24	1,000,000	1,138,980
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/25	2,000,000	2,228,140
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.00	3/15/26	2,200,000	2,560,426
New York State Urban Development
Corporation, Revenue	5.50	1/1/19	1,140,000	1,377,565
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/21	5,000,000	5,878,700
New York State Urban Development
Corporation, Service Contract
Revenue	5.25	1/1/24	2,375,000	2,754,311
Onondaga County Trust for Cultural
Resources, Revenue (Syracuse
University Project)	5.00	12/1/19	2,500,000	2,986,525
Oyster Bay,
Public Improvement GO	5.00	2/15/16	1,000,000	1,104,550
Oyster Bay,
Public Improvement GO	3.00	8/15/16	2,000,000	2,116,520
Patchogue-Medford Union Free
School District, GO (Insured;
Assured Guaranty Municipal
Corp.)	4.00	10/1/21	1,555,000	1,712,273
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/21	1,000,000	1,109,890
Port Authority of New York and New
Jersey (Consolidated Bonds,
173rd Series)	4.00	12/1/23	1,000,000	1,115,170
Port Authority of New York and New
Jersey (Consolidated Bonds,
173rd Series)	5.00	12/1/18	1,000,000	1,203,240
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/15/25	1,450,000	1,538,610
Suffolk County,
GO	5.00	4/1/19	1,400,000	1,617,434
Suffolk County Industrial

Development Agency, Civic
Facility Revenue (New York
Institute of Technology
Project)	5.00	3/1/26	750,000		766,335
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.25	1/1/22	1,000,000	b	1,262,790
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/23	1,500,000		1,856,385
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/25	1,250,000		1,477,850
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.00	11/1/20	1,400,000		1,646,078
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.00	11/1/24	1,500,000		1,685,235
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.00	11/1/30	1,500,000		1,656,435
U.S. Related--6.6%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,000,000		1,148,290
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/16	1,000,000		1,096,370
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	2,500,000		2,665,925
Puerto Rico Electric Power
Authority, Power Revenue	5.38	7/1/24	1,000,000		1,024,270
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.50	7/1/17	1,000,000		1,081,800
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	3,500,000		3,658,830
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/18	260,000		267,413
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/19	270,000		277,698
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/22	1,000,000		1,032,230
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,700,000	c	1,741,582
Puerto Rico Sales Tax Financing

1 Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000	c	399,180
Total Long-Term Municipal Investments
(cost $199,835,797)					211,487,934
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.9%	Rate (%)	Date	Amount ($)		Value ($)
New York;
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.07	6/3/13	300,000	d	300,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.10	6/3/13	1,500,000	d	1,500,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.12	6/3/13	100,000	d	100,000
Total Short-Term Municipal Investments
(cost $1,900,000)					1,900,000
Total Investments (cost $201,735,797)			98.3%		213,387,934
Cash and Receivables (Net)			1.7%		3,614,114
Net Assets			100.0%		217,002,048

a	Variable rate security--interest rate subject to periodic change.
b	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2013, net unrealized appreciation on investments was $11,652,137 of which $12,485,806 related to appreciated investment securities and $833,669 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes

GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES

May 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 5/31/2013	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	40	(5,168,750)	September 2013	13,125

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	213,387,934	-	213,387,934
Other Financial Instruments:
Financial Futures+	13,125	-	-	13,125

+ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

May 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.4%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.5%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	2,500,000		2,500,350
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	1/1/21	3,500,000		3,513,475
Arizona--.3%
University Medical Center
Corporation, HR	5.25	7/1/15	1,160,000		1,211,365
California--2.8%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	1,500,000	a	1,466,100
Alameda Corridor Transportation
Authority, Subordinate Lien
Revenue (Insured; AMBAC)	5.25	10/1/21	2,000,000		2,240,640
California,
GO (Various Purpose)	6.50	4/1/33	1,000,000		1,232,620
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.88	1/15/27	6,000,000		6,135,840
Colorado--1.5%
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	5.70	6/15/16	5,000,000	b	5,756,800
Florida--1.6%
Lake County School Board,
COP (Master Lease Purchase
Agreement)	5.00	6/1/27	1,620,000		1,799,188
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	5/1/25	3,000,000		3,346,770
Tampa,
Sales Tax Revenue	5.00	10/1/25	1,000,000		1,189,680
Georgia--.6%
Monroe County Development
Authority, PCR (Oglethorpe
Power Corporation Scherer
Project)	2.40	4/1/20	2,500,000		2,480,475
Illinois--.3%
Illinois,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	8/1/17	1,000,000		1,158,040
Massachusetts--.1%

Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	353,283
Michigan--.6%
Detroit City School District,
School Buildings and Site
Improvement Bonds (Insured;
FGIC)	5.25	5/1/17	2,000,000	2,252,960
New York--.7%
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	12/15/30	2,500,000	2,897,450
Ohio--.9%
Ohio,
HR (Cleveland Clinic Health
System Obligated Group)	5.00	1/1/25	3,000,000	3,460,230
Pennsylvania--78.6%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000	1,139,870
Allegheny County Higher Education
Building Authority, Revenue
(Carnegie Mellon University)	5.00	3/1/28	2,385,000	2,806,501
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	10/15/22	1,250,000	1,504,063
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/24	5,000,000	5,782,600
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/24	1,000,000	1,170,320
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/30	1,825,000	2,067,853
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/18	2,560,000	2,828,390
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/21	4,815,000	5,289,229
Allentown School District,
GO	5.00	2/15/22	5,875,000	6,755,956
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/19	1,205,000	1,423,659
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/23	1,370,000	1,590,433

Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/25	1,250,000		1,418,900
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/19	2,000,000		2,382,580
Bucks County,
GO	4.00	12/1/19	1,000,000		1,158,180
Bucks County,
GO	5.00	12/1/20	1,450,000		1,784,240
Bucks County,
GO	5.00	6/1/23	1,955,000		2,377,573
Central Bucks School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	5/15/19	1,080,000		1,299,780
Central Bucks School District,
GO (Prerefunded)	5.00	5/15/18	5,000,000	b	5,987,200
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	6.75	2/1/16	5,000,000	b	5,826,450
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	7.00	2/1/16	1,630,000	b	1,910,213
Chester County,
GO	5.00	8/15/18	4,545,000		4,990,410
Chester County,
GO	5.00	7/15/25	3,060,000		3,522,366
Chester County,
GO (Prerefunded)	5.00	7/15/19	1,940,000	b	2,370,622
Commonwealth Financing Authority
of Pennsylvania, Revenue	5.00	6/1/24	5,000,000		5,761,450
Commonwealth Financing Authority
of Pennsylvania, Revenue	5.00	6/1/29	5,000,000		5,634,400
Delaware County Authority,
University Revenue (Villanova
University) (Insured; AMBAC)	5.00	8/1/20	2,095,000		2,351,449
Downingtown Area School District,
GO	5.00	11/1/18	2,010,000		2,418,512
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/18	1,000,000		1,187,240
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/21	3,000,000		3,509,070
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/22	3,000,000		3,509,070
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/23	2,260,000		2,675,252
Erie County,
GO (Insured; National Public

Finance Guarantee Corp.)	5.50	9/1/22	1,640,000	2,050,902
Fox Chapel Area School District,
GO	5.00	8/1/28	1,295,000	1,525,756
Greater Johnstown School District,
GO	5.00	8/1/23	3,545,000	4,087,881
Lower Merion School District,
GO	5.00	5/15/18	4,735,000	5,654,395
Lower Merion School District,
GO	5.00	9/1/22	2,980,000	3,450,512
Monroeville Finance Authority,
Revenue (University of
Pittsburgh Medical Center)	5.00	2/15/22	1,500,000	1,788,465
Montgomery County,
GO	5.00	12/15/17	2,025,000	2,391,424
Montgomery County,
GO	5.00	12/15/24	2,890,000	3,370,174
Montgomery County Industrial
Development Authority, FHA
Insured Mortgage Revenue (New
Regional Medical Center
Project)	5.50	8/1/25	1,000,000	1,167,530
Pennsylvania,
GO	5.00	7/1/20	10,000,000	12,182,300
Pennsylvania,
GO	5.00	7/1/22	1,000,000	1,228,020
Pennsylvania,
GO	5.00	11/15/23	2,300,000	2,775,686
Pennsylvania,
GO	4.00	4/1/29	2,500,000	2,662,075
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/26	1,000,000	1,107,570
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/27	1,535,000	1,697,326
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/32	2,425,000	2,622,541
Pennsylvania Economic Development
Financing Authority,
Governmental LR (Forum Place
Project)	5.00	3/1/25	1,000,000	1,150,250
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/20	10,000,000	11,966,600
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	1/1/22	5,000,000	5,755,850
Pennsylvania Higher Educational
Facilities Authority, Revenue

(Saint Joseph's University)	5.00	11/1/25	2,010,000	2,254,416
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.25	6/15/24	5,000,000	6,004,650
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/19	10,140,000	12,268,487
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/17	1,700,000	1,949,764
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000	1,732,802
Pennsylvania Industrial
Development Authority, EDR	5.00	7/1/19	3,000,000	3,554,640
Pennsylvania Industrial
Development Authority, EDR	5.00	7/1/21	3,450,000	4,132,169
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/22	3,395,000	4,001,075
Pennsylvania State University,
GO	5.25	8/15/18	1,200,000	1,447,080
Pennsylvania State University,
GO	5.00	3/1/21	2,805,000	3,255,259
Pennsylvania State University,
GO	5.25	8/15/22	1,865,000	2,299,955
Pennsylvania State University,
GO	5.00	3/1/27	1,195,000	1,391,315
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/24	2,500,000	3,016,500
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/25	5,000,000	6,011,250
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/29	5,000,000	5,284,750
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/19	2,195,000	2,573,901
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/26	5,000,000	5,673,400
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/28	1,500,000	1,778,970
Philadelphia,
Airport Revenue	5.00	6/15/20	1,750,000	2,058,088
Philadelphia,

Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/18	1,370,000	1,590,803
Philadelphia,
Water and Wastewater Revenue	5.00	11/1/18	1,100,000	1,299,441
Philadelphia,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/18	5,000,000	5,428,350
Philadelphia School District,
GO	5.00	9/1/20	1,805,000	2,117,012
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	5,000,000	5,361,900
Pittsburgh,
GO	5.00	9/1/25	2,000,000	2,294,520
Pittsburgh,
GO	5.00	9/1/26	5,000,000	5,691,800
Pittsburgh School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/16	4,000,000	4,560,520
Pittsburgh School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,000,000	1,194,770
Pocono Mountain School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/22	5,270,000	5,826,617
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/17	2,085,000	2,391,704
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/21	1,000,000	1,033,000
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/22	2,000,000	2,239,080
Southeastern Pennsylvania
Transportation Authority,
Capital Grant Receipts Bonds
(Federal Transit
Administration Section 5309
Fixed Guideway Modernization
Formula Funds)	5.00	6/1/23	2,000,000	2,332,400
Southeastern Pennsylvania
Transportation Authority,
Revenue	5.00	3/1/26	3,000,000	3,407,550
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/21	1,000,000	1,156,820
State Public School Building
Authority, School Revenue
(Chester Upland School
District Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.25	9/15/24	5,780,000	6,704,684
Susquehanna Area Regional Airport

Authority, Airport System
Revenue	5.00	1/1/22	1,000,000		1,096,370
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.00	1/1/23	1,500,000		1,640,880
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.00	1/1/27	2,500,000		2,693,175
University of Pittsburgh - of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.50	9/15/21	2,500,000		3,071,800
University of Pittsburgh - of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.00	9/15/28	1,580,000		1,838,599
West Chester Area School District,
GO	4.00	5/15/21	5,000,000		5,781,200
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/24	1,060,000		1,241,419
Westmoreland County,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/15	1,500,000	c	1,432,950
South Carolina--.6%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	2,000,000		2,435,860
Washington--.7%
King County Public Hospital
District Number 1, Limited Tax
GO	5.25	12/1/37	2,500,000		2,713,300
U.S. Related--7.6%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,500,000		1,722,435
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,093,700
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; AMBAC)	5.50	7/1/19	3,000,000		3,199,110
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/18	5,000,000		5,351,300
Puerto Rico Electric Power
Authority, Power Revenue	5.38	7/1/24	2,000,000		2,048,540
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	5,000,000		5,158,500
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	1,870,000		1,954,861
Puerto Rico Infrastructure
Financing Authority, Revenue
(Ports Authority Project)	6.00	12/15/26	2,500,000		2,658,575

Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/21	5,000,000		5,037,450
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000	d	1,024,460
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000	d	399,180
Total Long-Term Municipal Investments
(cost $364,517,925)					384,977,460
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.2%	Rate (%)	Date	Amount ($)		Value ($)
Vermont;
Vermont Educational and Health
Buildings Financing Agency, HR
(Northeastern Vermont Regional
Hospital Project) (LOC; TD
Bank)
(cost $900,000)	0.08	6/3/13	900,000	[e]	900,000
Total Investments (cost $365,417,925)			98.6%		385,877,460
Cash and Receivables (Net)			1.4%		5,385,315
Net Assets			100.0%		391,262,775

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, this security was valued at $1,466,100 or 0.4% of net assets.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Variable rate demand note - rate shown is the interest rate in effect at May 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2013, net unrealized appreciation on investments was $20,459,535 of which $21,741,050 related to appreciated investment securities and $1,281,515 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue

FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage
Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity
Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts
Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES

May 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 5/31/2013	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	90	(11,629,688)	September 2013	29,531

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	385,877,460	-	385,877,460
Other Financial Instruments:
Financial Futures+	29,531	-	-	29,531

+ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
May 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.9%	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage Pass-Through Ctfs.--2.2%
Bear Stearns Commercial Mortgage
Securities Trust, Ser. 2006-T24, Cl. A3	5.53	10/12/41	2,231,720		2,240,396
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2005-LDP1, Cl. A2	4.63	3/15/46	411,071		414,681
JP Morgan Chase Commericial
Mortgage Securities Trust,
Ser. 2013-FL3, Cl. A2	0.90	4/15/28	2,000,000	a,b	2,000,709
Morgan Stanley Capital I Trust,
Ser. 2006-HQ8, Cl. AAB	5.60	3/12/44	1,182,566	a	1,183,983
					5,839,769
Municipal Bonds--5.6%
California,
GO (Various Purpose)	1.05	2/1/16	1,000,000		1,003,920
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	1.30	7/1/16	2,745,000		2,753,976
Illinois,
GO	4.42	1/1/15	1,700,000		1,780,665
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue	0.86	11/15/15	2,500,000		2,520,775
New York City,
GO	5.13	12/1/15	1,100,000		1,222,012
Regional Transportation Authority
of Illinois, GO Working Cash
Notes	1.06	6/1/14	3,000,000		3,017,100
University of California Regents,
General Revenue	0.78	7/1/14	3,000,000	a	3,004,650
					15,303,098
U.S. Government Agencies--7.7%
Federal Farm Credit Bank,
Bonds	0.50	6/23/15	3,500,000		3,510,483
Federal Home Loan Mortgage Corp.,
Notes	0.50	9/14/15	3,250,000	c	3,249,600
Federal Home Loan Mortgage Corp.,
Notes	0.63	8/21/15	2,750,000	c	2,758,333
Federal National Mortgage
Association, Notes	0.48	1/29/16	6,600,000	c	6,589,638
Federal National Mortgage
Association, Notes	0.52	2/22/16	4,700,000	c	4,692,151
					20,800,205
U.S. Government Agencies/Mortgage-Backed--31.7%
Federal Home Loan Mortgage Corp.:
REMIC, Ser. 3565, Cl. XA,
4.00%, 8/15/22			1,144,195	c	1,164,889
REMIC, Ser. 3689, Cl. AB,
2.00%, 12/15/27			386,189	c	388,977
REMIC, Ser. 4079, Cl. WA,
2.00%, 8/15/40			4,777,094	c	4,797,881
REMIC, Ser. 2627, Cl. KW,

3.14%, 11/15/17	318,981	c	320,832
REMIC, Ser. 2675, Cl. CK,
4.00%, 9/15/18	269,338	c	284,091
REMIC, Ser. 3653, Cl. DL,
4.00%, 7/15/22	691,365	c	698,375
REMIC, Ser. 3986, Cl. P,
4.00%, 3/15/39	1,899,024	c	1,926,624
REMIC, Ser. 3578, Cl. AM,
4.50%, 9/15/16	1,117,557	c	1,156,241
REMIC, Ser. 3835, Cl. CC,
4.50%, 12/15/40	1,000,000	c	1,005,280
REMIC, Ser. 2495, Cl. UC,
5.00%, 7/15/32	27,682	c	29,442
Federal National Mortgage Association:
2.50%, 3/1/22	2,222,215	c	2,302,100
4.50%, 8/1/13	785	c	812
5.00%, 11/1/13	24,224	c	25,300
Ser. 2013-M1, Cl. ASQ2,
1.07%, 11/25/16	3,000,000	c	3,015,053
REMIC, Ser. 2010-13, Cl. KA,
2.00%, 12/25/18	2,914,610	c	2,976,037
REMIC, Ser. 2011-23, Cl. AB,
2.75%, 6/25/20	5,441,712	c	5,627,269
REMIC, Ser. 2012-94, Cl. E,
3.00%, 6/25/22	4,443,136	c	4,683,070
REMIC, Ser. 2003-122, Cl. OL,
4.00%, 12/25/18	2,726,896	c	2,885,511
REMIC, Ser. 2008-23, Cl. A,
4.50%, 10/25/22	617,750	c	639,611
REMIC, Ser. 2003-49, Cl. YD,
5.50%, 6/25/23	1,120,000	c	1,206,070
REMIC, Ser. 2004-53, Cl. P,
5.50%, 7/25/33	1,097,628	c	1,138,760
Government National Mortgage Association I:
Ser. 2003-4, Cl. LD, 5.50%,
3/16/32	2,651,821		2,727,662
Ser. 2012-22, Cl. AB, 1.66%,
3/16/33	885,456		893,660
Ser. 2010-159, Cl. A, 2.16%,
1/16/33	911,731		921,635
Ser. 2011-16, Cl. AB, 2.21%,
11/16/34	2,035,775		2,069,088
Ser. 2011-49, Cl. A, 2.45%,
7/16/38	981,899		1,012,918
Ser. 2010-16, Cl. AB, 2.68%,
5/16/33	75,806		75,905
Ser. 2009-99, Cl. A, 3.42%,
11/16/35	2,470,521		2,519,946
Ser. 2010-52, Cl. AD, 3.61%,
6/16/36	2,062,390		2,145,203
Ser. 2004-23, Cl. AB, 3.63%,
9/16/27	127,558		129,224
Ser. 2009-37, Cl. AB, 4.02%,
3/16/37	851,150		857,459
Ser. 2009-39, Cl. AD, 4.25%,
6/16/34	663,860		667,503
Ser. 2007-55, Cl. B, 4.63%,

6/16/33	4,810,678	a	4,827,196
Ser. 2008-14, Cl. B, 4.75%,
10/16/38	1,566,019		1,623,845
Ser. 2009-4, Cl. AB, 4.80%,
11/16/37	821,114		832,162
Ser. 2004-12, Cl. BA, 4.81%,
8/16/32	617,669		618,885
Ser. 2003-48, Cl. C, 4.89%,
7/16/34	2,150,000		2,232,992
Ser. 2004-108, Cl. C, 5.04%,
12/16/32	3,944,668	a	4,039,567
Ser. 2007-75, Cl. B, 5.05%,
3/16/36	507,197		511,477
Ser. 2003-64, Cl. E, 5.06%,
4/16/39	200,067	a	200,040
Ser. 2006-15, Cl. C, 5.07%,
12/16/36	3,239,023	a	3,382,054
Ser. 2006-3, Cl. B, 5.09%,
1/16/37	1,616,352	a	1,679,307
Ser. 2007-12, Cl. B, 5.14%,
12/16/36	3,000,000	a	3,232,626
Ser. 2006-68, Cl. B, 5.16%,
6/16/31	440,165	a	443,706
Ser. 2006-18, Cl. C, 5.17%,
10/16/32	1,998,842	a	2,071,690
Ser. 2007-69, Cl. C, 5.20%,
10/16/37	5,097,244	a	5,429,462
Ser. 2007-39, Cl. D, 5.32%,
8/16/39	286,230	a	286,904
Ser. 2006-32, Cl. B, 5.35%,
7/16/36	1,115,767	a	1,160,836
Ser. 2007-75, Cl. C, 5.53%,
9/16/38	250,000	a	260,510
Ser. 2006-46, Cl. B, 5.63%,
6/16/34	902,740	a	935,930
Ser. 2007-56, Cl. NC, 5.75%,
9/20/36	2,019,889		2,067,365
			86,128,982
U.S. Government Securities--51.7%
U.S. Treasury Notes:
0.13%, 4/30/15	6,500,000		6,479,434
0.25%, 5/15/15	10,250,000		10,239,996
0.25%, 7/15/15	14,000,000	d	13,975,934
0.25%, 8/15/15	12,000,000		11,975,628
0.25%, 9/15/15	12,000,000	d	11,969,064
0.25%, 10/15/15	12,000,000		11,964,372
0.25%, 4/15/16	10,250,000		10,181,130
0.25%, 5/15/16	12,000,000	d	11,911,872
0.38%, 4/15/15	1,250,000	d	1,251,905
0.38%, 6/15/15	8,000,000		8,009,376
0.38%, 11/15/15	6,000,000		5,997,186
0.38%, 3/15/16	12,000,000	d	11,969,064
1.25%, 8/31/15	12,000,000	d	12,241,872
1.75%, 7/31/15	12,000,000	d	12,364,692
			140,531,525
Total Bonds and Notes
(cost $269,345,447)			268,603,579

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,539,792)	2,539,792	[e]	2,539,792
Total Investments (cost $271,885,239)	99.8%		271,143,371
Cash and Receivables (Net)	.2%		544,656
Net Assets	100.0%		271,688,027

GO--General Obligation
REMIC--Real Mortagage Investment Conduit

a	Variable rate security--interest rate subject to periodic change.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, this security was valued at $2,000,709 or 0.7% of net assets.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Security, or portion thereof, on loan. At May 31, 2013, the value of the fund's securities on loan was $48,550,123 and the value of the collateral held by the fund was $50,636,382, consisting of U.S. Government & Agency securities.
e	Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized depreciation on investments was $741,868 of which $287,932 related to appreciated investment securities and $1,029,800 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies/Mortgage-Backed	91.1
Municipal Bonds	5.6
Commercial Mortgage-Backed	2.2
Money Market Investment	.9
99.8

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Commercial Mortgage-Backed	-	5,839,769	-	5,839,769
Municipal Bonds	-	15,303,098	-	15,303,098
Mutual Funds	2,539,792	-	-	2,539,792
U.S. Government Agencies/Mortgage-Backed	-	106,929,187	-	106,929,187
U.S. Treasury	-	140,531,525	-	140,531,525

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund
May 31, 2013 (Unaudited)

Common Stocks--98.8%	Shares		Value ($)
Automobiles & Components--5.9%
American Axle & Manufacturing
Holdings	262,510	a	4,670,053
Dana Holding	277,380		5,248,030
Drew Industries	24,650		931,770
Tenneco	77,770	a	3,449,877
Thor Industries	37,480		1,600,771
Tower International	56,090	a	1,060,662
			16,961,163
Banks--8.0%
Associated Banc-Corp	43,860		675,883
Bancorp	28,130	a	404,228
BancorpSouth	17,430	b	299,099
Brookline Bancorp	52,190		442,571
Cardinal Financial	19,020		287,963
City National	10,750		674,670
CoBiz Financial	32,410		280,346
CVB Financial	63,210		725,019
EverBank Financial	90,730		1,424,461
First Commonwealth Financial	39,770		286,742
First Horizon National	74,990		860,885
First Midwest Bancorp	42,280		556,405
First Niagara Financial Group	89,170		871,191
Hancock Holding	19,990		570,715
MB Financial	34,910		890,554
Oritani Financial	24,560		376,505
PacWest Bancorp	20,420	b	588,709
PrivateBancorp	43,630		844,677
Prosperity Bancshares	11,900		596,071
Provident Financial Services	32,390		492,976
SCBT Financial	45,570	b	2,280,779
SVB Financial Group	53,550	a	4,144,235
Synovus Financial	348,510		954,917
TCF Financial	60,730		874,512
United Community Banks	22,180	a	262,833
Washington Trust Bancorp	5,680		158,358
Webster Financial	30,530		712,876
Western Alliance Bancorp	46,320	a	680,904
Wintrust Financial	22,370		844,244
			23,063,328
Capital Goods--6.9%
Actuant, Cl. A	24,530		834,020
Aerovironment	27,730	a	556,541
Apogee Enterprises	18,095		482,775
Armstrong World Industries	16,820	a	874,135
Astec Industries	14,850		524,502
Beacon Roofing Supply	20,530	a	846,247
Belden	22,620		1,209,039
Brady, Cl. A	50,230		1,634,484
Comfort Systems USA	26,390		364,710
Commercial Vehicle Group	34,250	a	269,205

Crane	14,650		875,338
DXP Enterprises	8,650	a	510,956
EMCOR Group	25,450		1,011,637
Foster Wheeler	35,300	a	812,606
FreightCar America	13,290		241,081
Granite Construction	11,890		366,925
Hexcel	18,280	a	635,596
L.B. Foster, Cl. A	12,700		562,737
Middleby	3,880	a	634,341
Orion Marine Group	10,920	a	131,149
Primoris Services	19,240		410,004
Regal-Beloit	2,630		177,551
Rush Enterprises, Cl. A	28,280	a	726,796
Teledyne Technologies	7,710	a	595,366
Titan International	27,690	b	646,008
Trinity Industries	25,940		1,061,724
Watts Water Technologies, Cl. A	46,790		2,227,204
WESCO International	11,580	a	859,931
			20,082,608
Commercial & Professional Services--5.0%
Corporate Executive Board	13,210		808,320
Herman Miller	143,220		4,025,914
Interface	83,600		1,404,480
Korn/Ferry International	39,530	a	691,775
McGrath RentCorp	15,770		520,883
On Assignment	39,980	a	1,041,079
Steelcase, Cl. A	235,360		3,257,382
Tetra Tech	6,120	a	168,728
TrueBlue	112,700	a	2,652,958
			14,571,519
Consumer Durables & Apparel--5.8%
Arctic Cat	17,030		798,537
Brunswick	22,890		768,417
Cavco Industries	5,050	a	241,945
Deckers Outdoor	18,530	a,b	994,690
Ethan Allen Interiors	20,350	b	638,380
Fifth & Pacific Companies	64,850	a	1,393,627
Jarden	11,850	a	551,973
Jones Group	258,550		3,767,074
KB Home	22,040	b	488,406
La-Z-Boy	32,060		592,148
M/I Homes	23,720	a	589,442
Meritage Homes	13,180	a	624,205
Oxford Industries	18,680		1,227,089
Skechers USA, Cl. A	37,400	a	841,500
Standard Pacific	48,250	a,b	427,013
Steven Madden	15,540	a	753,690
True Religion Apparel	15,600		496,704
Tumi Holdings	66,430	a	1,610,928
			16,805,768
Consumer Services--2.5%
Bally Technologies	14,990	a	853,680
Bloomin' Brands	23,519		547,052
Cheesecake Factory	45,400		1,812,368
Grand Canyon Education	18,990	a	609,959
Orient-Express Hotels, Cl. A	32,470	a	384,445
Papa John's International	7,340	a	472,916

SHFL Entertainment	103,530	a	1,785,892
Six Flags Entertainment	8,570		639,065
			7,105,377
Diversified Financials--2.2%
E*TRADE Financial	115,250	a	1,340,357
Nelnet, Cl. A	35,990		1,405,769
Piper Jaffray	17,930	a	640,280
Portfolio Recovery Associates	19,592	a	2,983,274
			6,369,680
Energy--3.1%
Approach Resources	29,340	a,b	739,075
Cloud Peak Energy	35,798	a	687,322
Diamondback Energy	21,350		720,989
Dril-Quip	12,750	a	1,153,238
Exterran Holdings	36,740	a	1,062,521
Geospace Technologies	4,990	a	433,431
Gulf Island Fabrication	10,890		224,661
Helix Energy Solutions Group	53,990	a	1,288,201
Matrix Service	6,570	a	108,339
McDermott International	54,550	a	520,952
Oasis Petroleum	11,210	a	416,564
PDC Energy	11,730	a	600,459
Tesco	59,260	a	756,158
Unit	7,200	a	325,224
			9,037,134
Exchange-Traded Funds--3.6%
iShares Russell 2000 Growth Index
Fund	35,660	b	4,011,393
iShares Russell 2000 Index Fund	56,130	b	5,489,514
iShares Russell 2000 Value Index
Fund	10,500	b	906,360
			10,407,267
Food & Staples Retailing--1.5%
Casey's General Stores	25,100		1,525,076
Chefs' Warehouse	18,020	a	340,218
Harris Teeter Supermarkets	35,040		1,646,880
United Natural Foods	16,840	a	891,173
			4,403,347
Food, Beverage & Tobacco--1.2%
Boulder Brands	59,960	a	628,980
Darling International	33,100	a	649,091
Dole Food	75,726	a	717,125
Lancaster Colony	7,520		620,174
TreeHouse Foods	12,120	a	793,618
			3,408,988
Health Care Equipment & Services--6.7%
Acadia Healthcare	27,637	a	922,799
Air Methods	31,900		1,194,336
Align Technology	33,970	a,b	1,214,427
Allscripts Healthcare Solutions	61,690	a	854,407
AmSurg	14,620	a	519,449
Analogic	9,600		763,104
athenahealth	6,140	a,b	519,137
Catamaran	14,601	a	718,661
Centene	15,010	a	742,995
Computer Programs & Systems	10,150		508,312
Ensign Group	9,960		359,257

Hanger	117,110	a	3,736,980
HealthSouth	35,200	a	1,031,008
HMS Holdings	19,380	a	482,562
ICU Medical	8,170	a	583,256
Insulet	25,370	a	757,548
LifePoint Hospitals	34,060	a	1,693,804
Merit Medical Systems	151,140	a	1,491,752
Natus Medical	62,690	a	883,302
Omnicell	29,550	a	535,742
			19,512,838
Household & Personal Products--.5%
Elizabeth Arden	18,600	a	876,060
Inter Parfums	20,850		625,083
			1,501,143
Insurance--1.4%
Brown & Brown	53,630		1,730,640
ProAssurance	12,900		647,580
Protective Life	25,220		975,510
RLI	8,530		640,432
			3,994,162
Materials--3.4%
AMCOL International	16,830		538,055
Carpenter Technology	13,890		668,942
Chemtura	41,340	a	947,926
Cytec Industries	10,560		754,723
Flotek Industries	34,700	a	603,433
Haynes International	8,860		433,608
Innophos Holdings	11,460		579,647
KapStone Paper and Packaging	54,170		1,571,472
Louisiana-Pacific	37,670	a	661,862
OMNOVA Solutions	222,300	a	1,647,243
Zoltek	117,720	a,b	1,504,462
			9,911,373
Media--1.4%
DreamWorks Animation SKG, Cl. A	72,090	a,b	1,581,655
E.W. Scripps, Cl. A	19,690	a	268,768
Lions Gate Entertainment	51,120	a,b	1,472,256
New York Times, Cl. A	62,360	a,b	659,145
			3,981,824
Pharmaceuticals, Biotech & Life Sciences--5.5%
Alexion Pharmaceuticals	6,360	a	620,354
Alkermes	26,510	a	828,438
Alnylam Pharmaceuticals	24,330	a	745,228
Charles River Laboratories
International	13,650	a	591,181
Cubist Pharmaceuticals	25,450	a	1,398,478
Emergent BioSolutions	185,080	a	2,628,136
Jazz Pharmaceuticals	11,500	a	781,655
Nektar Therapeutics	52,600	a	498,122
NPS Pharmaceuticals	46,030	a	724,973
Onyx Pharmaceuticals	7,870	a	751,192
Pharmacyclics	7,570	a	693,715
Puma Biotechnology	12,340	a	480,396
Questcor Pharmaceuticals	34,650	b	1,183,991
Salix Pharmaceuticals	60,650	a	3,679,636
Sunesis Pharmaceuticals	63,050	a,b	339,839
			15,945,334

Real Estate--4.6%
American Residential Properties	74,110	b	1,460,708
Corporate Office Properties Trust	23,520	c	626,338
DCT Industrial Trust	56,170	c	414,535
DuPont Fabros Technology	22,950	b,c	556,079
EastGroup Properties	10,120	c	594,752
Education Realty Trust	31,070	c	324,992
First Potomac Realty Trust	37,670	c	515,326
Getty Realty	30,259	b,c	634,229
Hudson Pacific Properties	18,010	c	388,836
Jones Lang LaSalle	13,180		1,210,319
Lexington Realty Trust	39,970	c	503,222
Mid-America Apartment Communities	9,860	c	670,184
National Health Investors	12,450	c	775,261
Pebblebrook Hotel Trust	29,440	c	772,506
Potlatch	14,380	c	653,283
St. Joe	87,490	a,b	1,786,546
Starwood Property Trust	35,720	c	906,216
Urstadt Biddle Properties, Cl. A	18,670	c	393,190
			13,186,522
Retailing--4.2%
Children's Place Retail Stores	16,904	a	901,490
Express	32,860	a	716,348
Finish Line, Cl. A	36,760		774,166
Francesca's Holdings	30,300	a,b	865,065
Guess?	28,370	b	901,599
HomeAway	28,000	a	856,240
Lumber Liquidators Holdings	6,050	a,b	496,766
OfficeMax	72,850		949,236
PEP Boys-Manny Moe & Jack	58,394		720,582
Rent-A-Center	14,730		538,823
Saks	64,050	a	949,861
Tractor Supply	3,570		399,769
Williams-Sonoma	49,290		2,659,688
Zumiez	17,070	a,b	543,167
			12,272,800
Semiconductors & Semiconductor Equipment--4.7%
Applied Micro Circuits	327,490	a	2,524,948
ATMI	54,720	a	1,306,166
Entegris	39,495	a	411,538
Fairchild Semiconductor
International	30,780	a	446,618
Lattice Semiconductor	160,660	a	827,399
Micrel	36,040		358,598
Microsemi	92,280	a	2,023,700
MKS Instruments	22,910		644,916
Photronics	90,000	a	686,700
Power Integrations	26,710	b	1,140,250
Semtech	24,600	a	898,884
Silicon Image	114,180	a	695,356
Teradyne	52,760	a	946,514
Ultratech	16,110	a	587,371
			13,498,958
Software & Services--8.9%
Advent Software	11,330	a	375,929
Angie's List	14,230	a	333,836
AVG Technologies	30,620	a,b	558,203

Brightcove	56,140	a	419,927
BroadSoft	29,460	a	816,631
Cardtronics	45,880	a	1,308,956
CoreLogic	93,840	a	2,458,608
CSG Systems International	107,610	a	2,327,604
DealerTrack Technologies	112,140	a	3,615,394
Ellie Mae	16,160	a	361,822
Fleetmatics Group	24,140		718,165
Imperva	20,690	a	824,083
Infoblox	43,910	a	1,068,330
Jive Software	59,610	a,b	1,007,409
MAXIMUS	20,410		1,523,198
Millennial Media	58,430	a,b	461,013
Monotype Imaging Holdings	29,750		677,110
Proofpoint	26,990	a	545,198
QLIK Technologies	26,240	a	807,142
Qualys	30,930		433,020
Sourcefire	11,640	a	651,374
Take-Two Interactive Software	67,430	a	1,122,035
WEX	34,170	a	2,524,138
Yelp	25,140	a,b	749,423
			25,688,548
Technology Hardware & Equipment--7.2%
Arrow Electronics	55,130	a	2,191,969
Ciena	205,730	a,b	3,443,920
Cognex	13,030		585,438
Coherent	11,430		656,082
FARO Technologies	12,030	a	450,163
FEI	7,410		533,594
FLIR Systems	24,150		588,294
Ixia	30,280	a	476,002
JDS Uniphase	168,950	a	2,301,099
Littelfuse	8,450		620,990
Plexus	34,170	a	997,081
RADWARE	31,360	a	471,654
ScanSource	100,110	a	3,196,512
Vishay Intertechnology	304,730	a	4,436,869
			20,949,667
Telecommunication Services--.1%
Allot Communications	17,990	a	222,177
Transportation--3.3%
Allegiant Travel	10,044		929,170
Arkansas Best	31,590		603,053
Avis Budget Group	55,150	a	1,828,774
Con-way	16,370		622,387
Forward Air	14,670		568,756
Landstar System	69,770		3,683,158
Werner Enterprises	58,289		1,458,974
			9,694,272
Utilities--1.2%
El Paso Electric	18,130		648,873
Hawaiian Electric Industries	28,770	b	752,911
NorthWestern	14,770		607,933
Portland General Electric	28,000		852,320
WGL Holdings	11,920		511,606
			3,373,643
Total Common Stocks

(cost $244,723,377)		285,949,440

Other Investment--1.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,615,006)	5,615,006 [d]	5,615,006
Investment of Cash Collateral for
Securities Loaned--10.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $31,253,691)	31,253,691 [d]	31,253,691
Total Investments (cost $281,592,074)	111.5%	322,818,137
Liabilities, Less Cash and Receivables	(11.5%)	(33,248,937)
Net Assets	100.0%	289,569,200

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2013, the value of the fund's securities on loan was $31,697,825 and the value of the collateral held by the fund was $32,643,770, consisting of cash collateral of $31,253,691 and U.S. Government &
Agency securities valued at $1,390,079.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $41,226,063 of which $44,707,707 related to appreciated investment securities and $3,481,644 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	12.7
Software & Services	8.9
Banks	8.0
Technology Hardware & Equipment	7.2
Capital Goods	6.9
Health Care Equipment & Services	6.7
Automobiles & Components	5.9
Consumer Durables & Apparel	5.8
Pharmaceuticals, Biotech & Life Sciences	5.5
Commercial & Professional Services	5.0
Semiconductors & Semiconductor Equipment	4.7
Real Estate	4.6
Retailing	4.2
Exchange-Traded Funds	3.6
Materials	3.4
Transportation	3.3
Energy	3.1
Consumer Services	2.5
Diversified Financials	2.2
Food & Staples Retailing	1.5
Insurance	1.4
Media	1.4
Food, Beverage & Tobacco	1.2
Utilities	1.2
Household & Personal Products	.5
Telecommunication Services	.1
111.5

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	273,187,529	-	-	273,187,529
Equity Securities - Foreign Common Stocks+	2,354,644	-	-	2,354,644
Exchange-Traded Funds	10,407,267	-	-	10,407,267
Mutual Funds	36,868,697	-	-	36,868,697

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Fund
May 31, 2013 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Automobiles & Components--4.6%
Dana Holding	401,330		7,593,164
Delphi Automotive	63,810		3,114,566
Lear	31,940		1,915,761
Standard Motor Products	158,680		5,363,384
Thor Industries	46,670		1,993,276
TRW Automotive Holdings	30,610	a	1,939,143
			21,919,294
Banks--3.7%
Home Loan Servicing Solutions	85,000		1,941,400
PacWest Bancorp	103,900	b	2,995,437
Prosperity Bancshares	31,310		1,568,318
SVB Financial Group	92,290	a	7,142,323
TCF Financial	162,290		2,336,976
Wilshire Bancorp	264,900	a	1,748,340
			17,732,794
Capital Goods--12.2%
AAR	198,200		3,975,892
American Railcar Industries	54,060	b	1,838,040
Briggs & Stratton	197,790	b	4,628,286
Carlisle	63,940		4,182,315
Crane	87,310		5,216,773
EMCOR Group	142,760		5,674,710
Granite Construction	51,400		1,586,204
Hyster-Yale Materials Handling	29,930		1,849,674
MRC Global	244,120	a	6,930,567
Primoris Services	92,550		1,972,240
Regal-Beloit	51,350		3,466,639
Snap-on	67,130		6,114,872
Trinity Industries	180,630		7,393,186
Triumph Group	46,120		3,581,218
			58,410,616
Commercial & Professional Services--2.9%
Corporate Executive Board	44,770		2,739,476
Herman Miller	114,170		3,209,319
Quad/Graphics	71,120	b	1,657,096
Robert Half International	128,670		4,472,569
The Brink's Company	65,710		1,762,999
			13,841,459
Consumer Durables & Apparel--3.3%
Fifth & Pacific Companies	150,730	a	3,239,188
Jones Group	361,860		5,272,300
Newell Rubbermaid	92,410		2,498,766
PVH	28,290		3,258,725
Skechers USA, Cl. A	66,860	a	1,504,350
			15,773,329
Consumer Services--.9%
Red Robin Gourmet Burgers	31,720	a	1,665,617
Sonic	216,530	a	2,843,039
			4,508,656
Diversified Financials--.8%

E*TRADE Financial	180,400	a	2,098,052
Portfolio Recovery Associates	11,880	a	1,808,968
			3,907,020
Energy--7.4%
Alon USA Energy	349,360		6,396,782
Dril-Quip	37,980	a	3,435,291
EPL Oil & Gas	85,440	a	2,601,648
Green Plains Renewable Energy	204,240	a	3,241,289
Helmerich & Payne	32,690		2,018,281
Oceaneering International	27,780		2,013,494
Oil States International	43,550	a	4,289,675
Renewable Energy Group	165,680	a,b	2,241,650
Tetra Tech	144,580	a	3,986,071
Whiting Petroleum	105,670	a	4,868,217
			35,092,398
Exchange-Traded Funds--2.5%
iShares Russell 2000 Index Fund	123,360	b	12,064,608
Food & Staples Retailing--.5%
Casey's General Stores	40,990		2,490,552
Health Care Equipment & Services--7.4%
Bio-Reference Labs	73,940	a,b	2,281,049
CareFusion	208,970	a	7,679,647
Cigna	54,250		3,683,575
HealthSouth	181,160	a	5,306,176
HMS Holdings	84,240	a	2,097,576
MEDNAX	37,560	a,b	3,486,695
PhotoMedex	96,430	a,b	1,572,773
Universal Health Services, Cl. B	116,140		8,029,920
WellCare Health Plans	27,110	a	1,413,515
			35,550,926
Household & Personal Products--1.7%
USANA Health Sciences	114,030	a,b	7,992,363
Insurance--6.1%
American Equity Investment Life
Holding	441,340		7,149,708
Brown & Brown	102,020		3,292,185
Fidelity National Financial, Cl. A	178,830		4,705,017
Horace Mann Educators	72,090		1,751,787
Maiden Holdings	200,420		2,140,486
Protective Life	199,400		7,712,792
Stewart Information Services	88,020		2,437,274
			29,189,249
Materials--4.5%
A. Schulman	45,240		1,307,436
Axiall	38,690		1,669,473
Boise	171,810		1,384,789
Cytec Industries	59,300		4,238,171
Louisiana-Pacific	158,060	a	2,777,114
Packaging Corporation of America	173,580		8,505,420
Sherwin-Williams	9,310		1,755,214
			21,637,617
Media--1.9%
Carmike Cinemas	91,380	a	1,619,254
Nexstar Broadcasting Group, Cl. A	209,400		5,863,200
Valassis Communications	60,320	b	1,567,717
			9,050,171
Pharmaceuticals, Biotech & Life Sciences--5.2%

Alkermes	189,470	a	5,920,938
Cubist Pharmaceuticals	160,160	a	8,800,792
Jazz Pharmaceuticals	26,600	a	1,808,002
PDL BioPharma	360,810	b	2,976,682
Salix Pharmaceuticals	88,910	a	5,394,170
			24,900,584
Real Estate--7.5%
Ashford Hospitality Trust	229,760	c	3,035,130
Coresite Realty	162,140	c	5,207,937
Corrections Corporation of America	51,990		1,827,449
Investors Real Estate Trust	146,660	c	1,319,940
Jones Lang LaSalle	75,650		6,946,939
Mid-America Apartment Communities	33,380	c	2,268,839
Pennsylvania Real Estate
Investment Trust	91,880	b,c	1,827,493
Potlatch	165,260	c	7,507,762
Sabra Health Care	142,400	c	3,851,920
Starwood Property Trust	69,160	c	1,754,589
			35,547,998
Retailing--4.9%
American Eagle Outfitters	181,680		3,595,447
Brown Shoe Company	89,130		1,853,904
hhgregg	211,240	a,b	3,293,232
Stage Stores	115,430		2,656,044
Urban Outfitters	178,710	a	7,493,310
Williams-Sonoma	79,010		4,263,380
			23,155,317
Semiconductors & Semiconductor Equipment--1.1%
Advanced Energy Industries	182,460	a	3,357,264
Microsemi	75,280	a	1,650,890
			5,008,154
Software & Services--6.7%
AVG Technologies	261,800	a,b	4,772,614
CoreLogic	254,560	a	6,669,472
CSG Systems International	74,460	a	1,610,570
MAXIMUS	27,770		2,072,475
Synopsys	197,060	a	7,182,837
Vantiv, Cl. A	249,070	a	6,627,753
WEX	38,920	a	2,875,020
			31,810,741
Technology Hardware & Equipment--6.0%
Benchmark Electronics	195,350	a	3,809,325
Harmonic	367,880	a	2,244,068
JDS Uniphase	311,330	a	4,240,315
SanDisk	88,480	a	5,222,090
Seagate Technology	48,030		2,069,132
Vishay Intertechnology	744,110	a,b	10,834,242
			28,419,172
Transportation--1.8%
Landstar System	66,480		3,509,479
Republic Airways Holdings	488,580	a	5,242,463
			8,751,942
Utilities--6.1%
Great Plains Energy	181,530		4,097,132
Hawaiian Electric Industries	181,820	b	4,758,229
Laclede Group	92,300	b	4,368,559
Portland General Electric	233,870		7,119,003

UGI	234,960	8,973,122
		29,316,045
Total Common Stocks
(cost $408,478,346)		476,071,005

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,201,663)	1,201,663 [d]	1,201,663
Investment of Cash Collateral for
Securities Loaned--8.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $41,268,355)	41,268,355 [d]	41,268,355
Total Investments (cost $450,948,364)	108.6%	518,541,023
Liabilities, Less Cash and Receivables	(8.6%)	(41,107,227)
Net Assets	100.0%	477,433,796

a	Non-income producing security.
b	Security, or portion thereof, on loan. At May 31, 2013, the value of the fund's securities on loan was $42,447,257 a value of the collateral held by the fund was $43,819,882, consisting of cash collateral of $41,268,355 and U.S Gov
Agency securities valued at $2,551,527.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $67,592,659 of which $71,619,410 related to appreciated investment securities and $4,026,751 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal incom was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	12.2
Money Market Investments	8.9
Real Estate	7.5
Energy	7.4
Health Care Equipment & Services	7.4
Software & Services	6.7
Insurance	6.1
Utilities	6.1
Technology Hardware & Equipment	6.0
Pharmaceuticals, Biotech & Life Sciences	5.2
Retailing	4.9
Automobiles & Components	4.6
Materials	4.5
Banks	3.7
Consumer Durables & Apparel	3.3
Commercial & Professional Services	2.9
Exchange-Traded Funds	2.5
Media	1.9
Transportation	1.8
Household & Personal Products	1.7
Semiconductors & Semiconductor Equipment	1.1
Consumer Services	.9
Diversified Financials	.8
Food & Staples Retailing	.5
108.6

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	459,233,783	-	-	459,233,783
Equity Securities - Foreign Common Stocks+	4,772,614	-	-	4,772,614
Exchange-Traded Funds	12,064,608	-	-	12,064,608
Mutual Funds	42,470,018	-	-	42,470,018

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
May 31, 2013 (Unaudited)

Common Stocks--87.6%	Shares		Value ($)
Automobiles & Components--1.0%
BorgWarner	2,950	a	239,156
Ford Motor	30,623		480,169
Harley-Davidson	2,664		145,295
Johnson Controls	149,336		5,579,193
			6,443,813
Banks--3.3%
Bank of America	121,854		1,664,526
BB&T	11,947		393,295
Fifth Third Bancorp	6,614		120,375
First Horizon National	23,720		272,306
M&T Bank	1,690		177,281
PNC Financial Services Group	106,680		7,642,555
SunTrust Banks	2,370		76,053
U.S. Bancorp	22,952		804,697
Wells Fargo & Co.	251,403		10,194,392
			21,345,480
Capital Goods--9.6%
3M	6,854		755,791
Boeing	38,501		3,812,369
Caterpillar	72,167		6,191,929
Cummins	1,926		230,407
Danaher	6,502		401,954
Deere & Co.	2,101		183,018
Donaldson	87,880		3,296,379
Dover	73,889		5,781,814
Eaton	120,214		7,941,337
Emerson Electric	60,060		3,451,048
Fastenal	3,460		180,543
Flowserve	22,560		3,793,013
Fluor	2,597		164,156
General Dynamics	741		57,131
General Electric	198,222		4,622,537
Honeywell International	34,090		2,674,701
Illinois Tool Works	1,000		70,130
Ingersoll-Rand	38,210		2,198,221
Joy Global	2,140		115,731
Lockheed Martin	730		77,256
MSC Industrial Direct, Cl. A	33,497		2,769,197
Northrop Grumman	1,146		94,419
PACCAR	4,027		215,847
Parker Hannifin	1,802		179,768
Pentair	1,936		112,753
Precision Castparts	18,637		3,986,827
Raytheon	7,020		467,813
Rockwell Collins	41,480		2,685,830
Stanley Black & Decker	3,083		244,235

United Technologies	29,607		2,809,704
W.W. Grainger	7,130		1,835,547
Xylem	10,038		282,469
			61,683,874
Commercial & Professional Services--.1%
ADT	3,277	a	133,013
Tyco International	8,534		288,535
Waste Management	9,444		395,987
			817,535
Consumer Durables & Apparel--1.2%
Coach	44,321		2,582,141
Lennar, Cl. A	7,440		292,541
Mattel	5,698		254,985
NIKE, Cl. B	65,374		4,030,961
Ralph Lauren	1,090		190,848
VF	1,190		218,793
			7,570,269
Consumer Services--3.2%
Carnival	44,502		1,473,016
Chipotle Mexican Grill	500	a	180,500
Las Vegas Sands	91,600		5,303,640
McDonald's	40,266		3,888,488
Panera Bread, Cl. A	8,378	a	1,607,152
Starbucks	92,054		5,805,846
Starwood Hotels & Resorts
Worldwide	1,760	b	120,208
Wyndham Worldwide	5,250		305,130
Yum! Brands	26,546		1,798,491
			20,482,471
Diversified Financials--3.9%
American Express	10,379		785,794
Ameriprise Financial	3,382		275,701
BlackRock	1,500		418,800
Capital One Financial	26,593		1,620,311
Charles Schwab	14,481		287,593
Citigroup	33,420		1,737,506
CME Group	5,075		344,745
Discover Financial Services	5,797		274,836
Franklin Resources	1,250		193,512
Goldman Sachs Group	4,974		806,186
H&R Block	6,930		202,841
IntercontinentalExchange	13,969	a	2,391,632
Invesco	231,354		7,805,884
JPMorgan Chase & Co.	66,584		3,634,821
Legg Mason	9,080		318,163
McGraw-Hill	898		48,986
Moody's	1,120		74,413
Morgan Stanley	15,420		399,378
State Street	44,696		2,957,981
T. Rowe Price Group	2,951		223,863
			24,802,946
Energy--9.7%
Anadarko Petroleum	5,331		466,303

Apache	31,234		2,565,248
Baker Hughes	3,830		174,188
Cabot Oil & Gas	2,560		180,122
Cameron International	3,106	a	189,062
CARBO Ceramics	25,415		1,674,848
Chevron	42,044		5,160,901
ConocoPhillips	11,366		697,190
Devon Energy	4,110		233,653
Ensco, Cl. A	4,070		244,892
EOG Resources	27,191		3,510,358
EQT	2,950		235,646
Exxon Mobil	70,864		6,411,066
FMC Technologies	3,120	a	173,659
Halliburton	150,596		6,302,443
Hess	3,680		248,069
Kinder Morgan	1,122		42,614
Marathon Oil	155,947		5,363,017
Marathon Petroleum	3,788		312,510
National Oilwell Varco	80,400		5,652,120
Noble	4,910		190,262
Noble Energy	4,886		281,678
Occidental Petroleum	49,114		4,521,926
Peabody Energy	990		19,473
Phillips 66	6,813		453,541
Pioneer Natural Resources	1,610		223,275
Range Resources	2,180		163,892
Schlumberger	70,380		5,139,851
Southwestern Energy	134,460	a	5,067,797
Spectra Energy	7,787		238,049
Tesoro	2,130		131,314
Valero Energy	130,593		5,305,994
Williams	7,759		272,962
			61,847,923
Exchange-Traded Funds--1.0%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	38,600		6,309,170
Food & Staples Retailing--1.3%
Costco Wholesale	19,985		2,191,755
CVS Caremark	12,760		734,721
Kroger	7,546		254,074
Sysco	10,440		352,872
Wal-Mart Stores	58,069		4,345,884
Walgreen	9,727		464,562
Whole Foods Market	740		38,376
			8,382,244
Food, Beverage & Tobacco--4.7%
Altria Group	21,099		761,674
Archer-Daniels-Midland	7,790		251,072
Beam	25,059		1,624,826
Coca-Cola	138,874		5,553,571
ConAgra Foods	5,040		169,798
Constellation Brands, Cl. A	3,630	a	192,426
General Mills	6,450		303,666

H.J. Heinz	3,613		261,437
Hershey	1,951		173,854
Kraft Foods Group	7,311		403,055
Lorillard	5,970		253,367
McCormick & Co.	4,672		322,742
Mead Johnson Nutrition	2,347		190,271
Molson Coors Brewing, Cl. B	4,680		231,239
Mondelez International, Cl. A	261,295		7,697,751
Monster Beverage	2,300	a	125,557
PepsiCo	100,531		8,119,889
Philip Morris International	34,724		3,156,759
Reynolds American	7,740		372,371
Tyson Foods, Cl. A	9,190		229,750
			30,395,075
Health Care Equipment & Services--4.6%
Abbott Laboratories	18,243		668,971
Aetna	3,693		222,983
AmerisourceBergen	2,926		158,238
Baxter International	5,535		389,277
Boston Scientific	31,709	a	292,991
C.R. Bard	29,649		3,056,515
Cardinal Health	5,170		242,783
Cerner	1,730	a	170,024
Cigna	2,998		203,564
Covidien	32,261		2,051,800
DaVita HealthCare Partners	1,110	a	137,718
Edwards Lifesciences	1,390	a	92,379
Express Scripts Holding	110,038	a	6,835,561
Humana	991		80,053
Intuitive Surgical	440	a	218,913
Laboratory Corp. of America
Holdings	3,491	a	347,320
McKesson	2,139		243,547
Medtronic	7,086		361,457
Meridian Bioscience	106,407		2,299,455
Quest Diagnostics	640		39,578
ResMed	95,167		4,568,016
St. Jude Medical	4,276		184,851
Stryker	50,461		3,350,106
UnitedHealth Group	12,672		793,647
Varian Medical Systems	37,739	a	2,528,890
WellPoint	2,174		167,333
			29,705,970
Household & Personal Products--2.0%
Avon Products	9,630		226,979
Clorox	2,630		218,500
Colgate-Palmolive	61,728		3,570,348
Estee Lauder, Cl. A	2,950		199,951
Kimberly-Clark	4,180		404,749
Procter & Gamble	107,046		8,216,851
			12,837,378
Insurance--2.9%
ACE	6,189		555,030

Aflac	1,870		104,140
Allstate	5,860		282,686
American International Group	16,360	a	727,366
Aon	36,606		2,330,704
Berkshire Hathaway, Cl. B	19,082	a	2,176,684
Chubb	3,521		306,679
Cincinnati Financial	6,450		305,343
Hartford Financial Services Group	11,110		340,299
Lincoln National	2,076		74,030
Loews	2,127		97,459
Marsh & McLennan	7,356		294,387
MetLife	195,522		8,644,028
Prudential Financial	1,376		94,903
Travelers	23,911		2,001,829
			18,335,567
Materials--3.4%
Air Products & Chemicals	4,603		434,569
Alcoa	37,410		317,985
Celanese, Ser. A	99,494		4,910,029
CF Industries Holdings	200		38,192
Dow Chemical	6,906		237,981
E.I. du Pont de Nemours & Co.	9,581		534,524
Freeport-McMoRan Copper & Gold	42,654		1,324,407
International Paper	7,644		352,771
LyondellBasell Industries, Cl. A	6,220		414,563
Monsanto	42,751		4,302,461
Mosaic	5,600		340,592
Newmont Mining	4,240		145,347
Nucor	30,670		1,365,122
PPG Industries	3,168		486,636
Praxair	27,257		3,116,293
Sigma-Aldrich	41,506		3,472,392
Vulcan Materials	679		36,381
			21,830,245
Media--2.8%
CBS, Cl. B	7,469		369,715
Comcast, Cl. A	152,656		6,129,138
DIRECTV	2,452	a	149,891
Discovery Communications, Cl. A	4,640	a	365,910
News Corp., Cl. A	22,786		731,658
Omnicom Group	3,720		231,124
Time Warner	10,832		632,264
Time Warner Cable	1,443		137,821
Viacom, Cl. B	5,068		333,931
Walt Disney	137,008		8,642,465
			17,723,917
Pharmaceuticals, Biotech & Life Sciences--7.1%
AbbVie	17,853		762,145
Actavis	13,097	a	1,614,729
Agilent Technologies	416		18,907
Alexion Pharmaceuticals	1,340	a	130,704
Allergan	4,149		412,784
Amgen	8,210		825,351

Biogen Idec	2,542	a	603,700
Bristol-Myers Squibb	62,762		2,887,680
Celgene	28,783	a	3,559,018
Eli Lilly & Co.	11,706		622,291
Gilead Sciences	52,480	a	2,859,110
GlaxoSmithKline, ADR	145,645		7,540,042
Johnson & Johnson	64,051		5,391,813
Life Technologies	4,430	a	328,263
Merck & Co.	35,381		1,652,293
Perrigo	1,880		217,911
Pfizer	125,897		3,428,175
Shire, ADR	57,880		5,699,444
Teva Pharmaceutical Industries,
ADR	166,730		6,369,086
Thermo Fisher Scientific	4,740		418,542
			45,341,988
Real Estate--.5%
American Tower	2,205	b	171,637
AvalonBay Communities	199	b	26,399
Boston Properties	3,730	b	397,543
CBRE Group, Cl. A	7,590	a	175,936
Equity Residential	1,957	b	110,668
HCP	5,210	b	246,850
Health Care	3,740	b	254,432
Host Hotels & Resorts	2,163	b	38,480
Plum Creek Timber	6,301	b	300,558
Prologis	1,560	b	62,868
Public Storage	1,500	b	227,700
Simon Property Group	3,912	b	651,113
Ventas	3,510	b	250,509
Vornado Realty Trust	4,460	b	356,577
Weyerhaeuser	4,300	b	128,226
			3,399,496
Retailing--4.8%
Amazon.com	11,327	a	3,047,303
Bed Bath & Beyond	2,158	a	147,283
CST Brands	690	a	20,969
Dollar Tree	5,430	a	260,857
eBay	11,742	a	635,242
Family Dollar Stores	60,963		3,727,887
Genuine Parts	3,594		279,398
Home Depot	52,413		4,122,807
L Brands	2,529		126,475
Lowe's	118,002		4,969,064
Macy's	7,099		343,166
Netflix	670	a	151,587
Nordstrom	750		44,115
O'Reilly Automotive	1,734	a	188,850
priceline.com	538	a	432,514
Ross Stores	1,274		81,918
Staples	16,050		240,750
Target	8,120		564,340
The TJX Companies	111,592		5,647,671

Tractor Supply	27,878		3,121,778
Urban Outfitters	63,700	a	2,670,941
			30,824,915
Semiconductors & Semiconductor Equipment--1.1%
Altera	4,018		133,357
Analog Devices	5,623		258,264
Broadcom, Cl. A	48,970		1,758,513
Intel	153,457		3,725,936
Lam Research	4,510	a	210,978
NVIDIA	19,350		280,381
Texas Instruments	13,149		471,918
Xilinx	8,784		357,070
			7,196,417
Software & Services--10.8%
Accenture, Cl. A	30,593		2,511,991
Adobe Systems	208,542	a	8,948,537
Automatic Data Processing	52,317		3,595,224
Citrix Systems	2,474	a	159,202
Cognizant Technology Solutions,
Cl. A	3,201	a	206,945
Equinix	7,250	a	1,469,140
Fiserv	2,216	a	193,147
Google, Cl. A	15,848	a	13,794,258
International Business Machines	17,957		3,735,415
Intuit	3,207		187,417
MasterCard, Cl. A	10,091		5,754,393
Microsoft	163,293		5,695,660
Oracle	129,625		4,376,140
Paychex	84,964		3,163,210
Red Hat	6,540	a	315,424
salesforce.com	133,256	a	5,640,726
Symantec	8,934		200,032
Visa, Cl. A	5,530		985,114
Western Union	12,012		196,757
Yahoo!	297,512	a	7,824,566
			68,953,298
Technology Hardware & Equipment--4.8%
Amphenol, Cl. A	49,757		3,876,070
Apple	31,963		14,373,122
Cisco Systems	199,092		4,794,135
Corning	14,950		229,782
Dell	16,020		213,867
EMC	22,547		558,264
F5 Networks	940	a	78,217
Hewlett-Packard	21,518		525,470
Juniper Networks	3,850	a	68,260
Motorola Solutions	3,938		228,246
NetApp	680		25,520
QUALCOMM	73,176		4,645,212
SanDisk	3,190	a	188,274
Seagate Technology	5,890		253,741
Teradata	2,902	a	161,786
Western Digital	2,160		136,771

Xerox	31,490		276,797
			30,633,534
Telecommunication Services--1.1%
AT&T	82,830		2,898,222
CenturyLink	430		14,684
Crown Castle International	1,920	a	136,800
Sprint Nextel	35,830	a	261,559
Verizon Communications	72,920		3,535,162
Windstream	32,230		258,807
			7,105,234
Transportation--1.4%
C.H. Robinson Worldwide	47,235		2,677,752
CSX	11,138		280,789
Expeditors International of
Washington	85,936		3,354,082
FedEx	2,858		275,340
Norfolk Southern	3,742		286,600
Southwest Airlines	15,010		212,692
Union Pacific	10,824		1,673,607
United Parcel Service, Cl. B	5,163		443,502
			9,204,364
Utilities--1.3%
American Electric Power	6,680		306,078
CenterPoint Energy	81,340		1,885,461
CMS Energy	10,606		285,832
Dominion Resources	4,643		262,562
DTE Energy	2,070		137,883
Duke Energy	8,311		556,255
Exelon	12,550		393,317
NextEra Energy	6,780		512,704
NiSource	10,290		295,632
NRG Energy	12,540		320,021
Pepco Holdings	13,280		275,826
Pinnacle West Capital	5,155		291,154
SCANA	5,910		298,100
Sempra Energy	20,987		1,706,243
Southern	12,243		537,468
TECO Energy	15,010		264,326
			8,328,862
Total Common Stocks
(cost $498,657,005)			561,501,985

Other Investment--12.3%
Registered Investment Company;
BNY Mellon U.S. Core Equity 130/30

Fund, Cl. M	3,167,095	c	43,040,821
Dreyfus Institutional Preferred
Plus Money Market Fund	4,985,368	d	4,985,368
Dreyfus Research Growth Fund,
Cl. I	2,634,517	c	30,613,083
Total Other Investment
(cost $72,359,287)			78,639,272
Total Investments (cost $571,016,292)	99.9%		640,141,257
Cash and Receivables (Net)	.1%		470,145
Net Assets	100.0%		640,611,402

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated mutual fund.
d	Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $69,124,965 of which $72,342,795 related to appreciated investment securities and $3,217,830 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	11.5
Software & Services	10.8
Energy	9.7
Capital Goods	9.6
Pharmaceuticals, Biotech & Life Sciences	7.1
Retailing	4.8
Technology Hardware & Equipment	4.8
Food, Beverage & Tobacco	4.7
Health Care Equipment & Services	4.6
Diversified Financials	3.9
Materials	3.4
Banks	3.3
Consumer Services	3.2
Insurance	2.9
Media	2.8
Household & Personal Products	2.0
Transportation	1.4
Food & Staples Retailing	1.3
Utilities	1.3
Consumer Durables & Apparel	1.2
Semiconductors & Semiconductor Equipment	1.1
Telecommunication Services	1.1
Automobiles & Components	1.0
Exchange-Traded Funds	1.0
Money Market Investment	.8
Real Estate	.5
Commercial & Professional Services	.1
99.9

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	535,339,351	-	-	535,339,351
Equity Securities - Foreign Common Stocks+	19,853,464	-	-	19,853,464
Exchange-Traded Funds	6,309,170	-	-	6,309,170
Mutual Funds	78,639,272	-	-	78,639,272

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Core Equity 130/30 Fund
May 31, 2013 (Unaudited)

Common Stocks--127.9%	Shares		Value ($)
Automobiles & Components--.5%
BorgWarner	11,470	a	929,873

Banks--2.2%
Wells Fargo & Co.	103,550	b	4,198,953
			4,198,953
Capital Goods--6.0%
Cummins	8,610	b	1,030,014
Eaton	27,810	b	1,837,129
Fluor	26,400	b	1,668,744
General Electric	177,990	b	4,150,727
Ingersoll-Rand	17,300	b	995,269
Raytheon	16,580		1,104,891
United Rentals	11,680	a	663,891
			11,450,665
Commercial & Professional Services--3.1%
ADT	33,805	a,b	1,372,145
Manpowergroup	10,500		601,335
Robert Half International	31,530	b	1,095,983
Tyco International	83,940	b	2,838,011
			5,907,474
Consumer Durables & Apparel--1.7%
NIKE, Cl. B	36,090	b	2,225,309
PVH	9,040	b	1,041,318
			3,266,627
Consumer Services--1.1%
Starbucks	34,590	b	2,181,591
			2,181,591
Diversified Financials--13.5%
Affiliated Managers Group	9,585	a,b	1,571,940
American Express	49,340	b	3,735,531
Ameriprise Financial	28,390	b	2,314,353
Bank of America	430,160		5,875,986
Capital One Financial	17,620	b	1,073,587
Citigroup	58,480		3,040,375
JPMorgan Chase & Co.	99,020	b	5,405,502
Moody's	16,390	b	1,088,952
SLM	57,910	b	1,374,783
			25,481,009
Energy--9.4%
Anadarko Petroleum	17,090		1,494,862
Chevron	44,740	b	5,491,835
EOG Resources	15,170	b	1,958,447
National Oilwell Varco	19,530	b	1,372,959
Occidental Petroleum	27,220	b	2,506,145
Schlumberger	41,920		3,061,418
TransCanada	43,870	b	2,011,440
			17,897,106
Food & Staples Retailing--4.2%
Costco Wholesale	9,660	b	1,059,412
CVS Caremark	65,370	b	3,764,005
Wal-Mart Stores	41,390	b	3,097,628

			7,921,045
Food, Beverage & Tobacco--12.7%
Beam	62,220		4,034,345
Brown-Forman, Cl. B	21,390		1,472,060
Coca-Cola	36,780	b	1,470,832
ConAgra Foods	45,360	b	1,528,178
PepsiCo	76,380		6,169,213
Philip Morris International	62,520	b	5,683,693
Unilever, ADR	86,090	b	3,616,641
			23,974,962
Health Care Equipment & Services--5.6%
AmerisourceBergen	22,730	b	1,229,238
Cigna	26,320		1,787,128
Express Scripts Holding	35,990	a	2,235,699
HCA Holdings	63,140		2,466,248
McKesson	15,680	b	1,785,325
MEDNAX	11,570	a	1,074,043
			10,577,681
Household & Personal Products--.3%
Church & Dwight	9,710		590,465

Insurance--5.1%
Allstate	32,660	b	1,575,518
American International Group	68,100	a,b	3,027,726
Chubb	46,940	b	4,088,474
Hartford Financial Services Group	32,000		980,160
			9,671,878
Materials--6.5%
International Paper	41,120	b	1,897,688
LyondellBasell Industries, Cl. A	31,390	b	2,092,143
Monsanto	54,180	b	5,452,675
PPG Industries	11,540	b	1,772,659
Vulcan Materials	19,720	b	1,056,598
			12,271,763
Media--3.6%
AMC Networks, Cl. A	32,210	a,b	2,062,084
CBS, Cl. B	38,260	b	1,893,870
Walt Disney	44,380	b	2,799,490
			6,755,444
Pharmaceuticals, Biotech & Life Sciences--15.3%
Amgen	9,490	b	954,030
Eli Lilly & Co.	55,730	b	2,962,607
Gilead Sciences	72,110	a	3,928,553
Illumina	19,540	a	1,374,053
Johnson & Johnson	87,410	b	7,358,174
Pfizer	298,790	b	8,136,052
Sanofi, ADR	50,520	b	2,682,107
Vertex Pharmaceuticals	19,420	a,b	1,559,620
			28,955,196
Real Estate--2.3%
American Tower	19,250	b,c	1,498,420
CBRE Group, Cl. A	43,430	a	1,006,707
Prologis	46,070	c	1,856,621
			4,361,748
Retailing--4.7%
Best Buy	117,920		3,248,696
Kohl's	18,740		963,423
Lowe's	37,550		1,581,231

Target	14,690	b	1,020,955
Tractor Supply	9,790	b	1,096,284
Urban Outfitters	25,190	a	1,056,217
			8,966,806
Semiconductors & Semiconductor Equipment--2.6%
Applied Materials	67,760		1,029,952
Broadcom, Cl. A	34,640	b	1,243,922
Texas Instruments	42,160	b	1,513,122
Xilinx	28,950	b	1,176,818
			4,963,814
Software & Services--9.2%
Alliance Data Systems	12,570	a,b	2,226,021
Autodesk	15,580	a	587,833
Cognizant Technology Solutions, Cl. A	21,920	a,b	1,417,128
Facebook, Cl. A	40,370		983,009
Google, Cl. A	3,750	a,b	3,264,037
International Business Machines	5,740	b	1,194,035
Oracle	128,270	b	4,330,395
Visa, Cl. A	18,770	b	3,343,688
			17,346,146
Technology Hardware & Equipment--13.3%
Amphenol, Cl. A	27,970		2,178,863
Apple	13,170		5,922,286
Ciena	159,790	a,b	2,674,885
Cisco Systems	158,160	b	3,808,493
EMC	182,090	b	4,508,548
Juniper Networks	65,950	a,b	1,169,294
QUALCOMM	42,120	b	2,673,778
Seagate Technology	13,350	b	575,118
Vishay Intertechnology	70,550	a,b	1,027,208
Western Digital	9,740	b	616,737
			25,155,210
Transportation--4.0%
FedEx	31,990	b	3,081,917
Union Pacific	28,610	b	4,423,678
			7,505,595
Utilities--1.0%
DTE Energy	29,410		1,959,000

Total Investments (cost $196,075,410)	127.9%		241,699,586
Liabilities, Less Cash and Receivables	(27.9%)		(52,920,580)
Net Assets	100.0%		189,369,471

ADR - American Depository Receipts

a	Non-income producing security.
b	Held by a broker as collateral for open short positions.
c	Investment in real estate investment trust.

At May 31, 2013, net unrealized appreciation on investments was $42,076,899 of which $47,575,292 related to appreciated investment securities and $5,498,393 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	15.3
Diversified Financials	13.5
Technology Hardware & Equipment	13.3
Food, Beverage & Tobacco	12.7

Energy	9.4
Software & Services	9.2
Materials	6.5
Capital Goods	6.0
Health Care Equipment & Services	5.6
Insurance	5.1
Retailing	4.7
Food & Staples Retailing	4.2
Transportation	4.0
Media	3.6
Commercial & Professional Services	3.1
Semiconductors & Semiconductor Equipment	2.6
Real Estate	2.3
Banks	2.2
Consumer Durables & Apparel	1.7
Consumer Services	1.1
Utilities	1.0
Automobiles & Components	.5
Household & Personal Products	.3
127.9
† Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
Bny Mellon U.S. Core Equity 130/30 Fund
May 31, 2013 (Unaudited)

Common Stocks--28.4%	Shares		Value ($)
Banks--2.5%
City National	17,830		1,119,011
Comerica	41,340		1,632,517
KeyCorp	92,840		1,000,815
New York Community Bancorp	68,680		898,334
			4,650,677
Capital Goods--2.3%
Caterpillar	11,500		986,700
Fastenal	12,600		657,468
Kennametal	31,980		1,386,013
MSC Industrial Direct, Cl. A	16,920		1,398,776
			4,428,957
Commercial & Professional Services--.4%
Copart	22,540	a	775,151

Consumer Services--1.2%
Marriott International, Cl. A	26,620		1,118,306
Panera Bread, Cl. A	6,260	a	1,200,856
			2,319,162
Diversified Financials--1.5%
Charles Schwab	74,320		1,475,995
Discover Financial Services	27,450		1,301,405
			2,777,400
Exchange-Traded Funds--2.2%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	25,770		4,212,107

Food, Beverage & Tobacco--2.1%

General Mills	33,840		1,593,187
Hain Celestial Group	36,610	a	2,438,958
			4,032,145
Health Care Equipment & Services--4.6%
Haemonetics	51,940	a	2,144,083
IDEXX Laboratories	17,460	a	1,439,402
Masimo	100,780		2,181,887
Patterson	22,670		885,944
St. Jude Medical	12,510		540,807
Varian Medical Systems	23,260	a	1,558,653
			8,750,776
Household & Personal Products--1.5%
Estee Lauder, Cl. A	18,550		1,257,319
Kimberly-Clark	16,640		1,611,251
			2,868,570
Insurance--1.4%
Aflac	29,940		1,667,359
RenaissanceRe Holdings	11,190		961,892
			2,629,251
Materials--3.5%
Air Products & Chemicals	19,140		1,807,007
Albemarle	23,120		1,547,190
Alcoa	112,240		954,040
CF Industries Holdings	5,330		1,017,817
E.I. du Pont de Nemours & Co.	21,920		1,222,917
			6,548,971
Media--.6%
Interpublic Group of Cos.	77,950		1,108,449

Pharmaceuticals, Biotech & Life Sciences--.3%
Novo Nordisk, ADR	3,130		504,243

Real Estate--.7%
AvalonBay Communities	10,410	b	1,380,991

Retailing--1.1%
PetSmart	31,640		2,135,700

Software & Services--2.1%
Concur Technologies	15,490	a	1,250,508
Rackspace Hosting	21,450	a	805,019
SAP, ADR	26,300		1,931,472
			3,986,999
Technology Hardware & Equipment--.4%
Harris	15,690		786,540

Total Securities Sold Short (proceeds $49,758,346)			53,896,088

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in real estate investment trust.

Portfolio Summary (Unaudited) †	Value (%)
Health Care Equipment & Services	4.6
Materials	3.5
Banks	2.5

Capital Goods	2.3
Exchange-Traded Funds	2.2
Food, Beverage & Tobacco	2.1
Software & Services	2.1
Diversified Financials	1.5
Household & Personal Products	1.5
Insurance	1.4
Consumer Services	1.2
Retailing	1.1
Real Estate	.7
Media	.6
Commercial & Professional Services	.4
Technology Hardware & Equipment	.4
Pharmaceuticals, Biotech & Life Sciences	.3
28.4

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs		Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	233,979,863		-	-	233,979,863
Equity Securities - Foreign Common Stocks+	8,310,188		-	-	8,310,188
Liabilities ($)
Securities Sold Short:
Equity Securities - Domestic Common Stocks++	(47,248,266)		-	-	(47,248,266)
Equity Securities - Foreign Common Stocks++	(2,435,715)		-	-	(2,435,715)
Exchange Traded Funds	(4,212,107)		-	-	(4,212,107)

+ See Statement of Investments for additional detailed categorizations.
++ See Statement of Securities Sold Short for additional detailed classifications.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By: /s/ David K. Mossman
David K. Mossman President
Date:	July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David K. Mossman
David K. Mossman President
Date:	July 26, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	July 26, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)